Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.6%)
Australia (7.2%)
	BHP Group Ltd.	37,466,171	931,339
	Commonwealth Bank of Australia	12,715,050	739,698
	CSL Ltd.	3,583,167	651,660
	National Australia Bank Ltd.	23,647,462	437,849
	Westpac Banking Corp.	25,939,987	343,186
	Australia & New Zealand Banking Group Ltd. (XASX)	22,943,325	335,863
	Woodside Energy Group Ltd.	14,077,062	287,616
	Macquarie Group Ltd.	2,586,320	252,322
	Wesfarmers Ltd.	8,434,660	230,591
	Woolworths Group Ltd.	9,043,373	196,518
	Transurban Group (XASX)	22,865,004	180,575
	Rio Tinto Ltd.	2,767,530	167,414
	Goodman Group	13,669,545	138,156
	Fortescue Metals Group Ltd.	11,850,822	127,223
	Amcor plc GDR	11,198,592	120,198
	Santos Ltd.	22,898,089	105,779
	Aristocrat Leisure Ltd.	4,989,423	105,210
	Coles Group Ltd.	9,464,437	99,778
	South32 Ltd.	34,597,738	82,132
	QBE Insurance Group Ltd.	11,046,193	81,959
	Brambles Ltd.	10,321,298	75,505
	Telstra Corp. Ltd.	30,402,921	75,072
	Newcrest Mining Ltd.	6,646,922	72,978
	Sonic Healthcare Ltd.	3,573,374	69,699
	ASX Ltd.	1,441,644	66,349
	James Hardie Industries plc GDR	3,303,399	64,887
	Computershare Ltd. (XASX)	3,998,645	63,779
	Scentre Group	38,649,162	63,148
	Suncorp Group Ltd.	9,391,935	60,606
	Cochlear Ltd.	477,904	59,364
*	Pilbara Minerals Ltd.	19,613,893	56,591
	Insurance Australia Group Ltd.	18,391,443	54,407
	APA Group	8,801,718	54,156
	Mineral Resources Ltd.	1,240,728	52,079
	Ramsay Health Care Ltd.	1,303,291	47,841
	Medibank Pvt Ltd.	20,548,075	45,928
*	Lottery Corp. Ltd.	16,528,011	44,294
*	Xero Ltd.	941,952	43,590
	Treasury Wine Estates Ltd.	5,370,299	43,211
	Atlas Arteria Ltd.	10,786,234	42,951
	Endeavour Group Ltd.	9,465,405	42,539
	Origin Energy Ltd.	12,810,616	42,505

		Shares	Market Value ($000)
	Northern Star Resources Ltd.	8,464,281	42,383
	IGO Ltd.	4,632,393	40,749
	OZ Minerals Ltd.	2,438,623	40,343
	Dexus (XASX)	8,042,657	40,009
	WiseTech Global Ltd.	1,181,448	38,601
*	Allkem Ltd.	4,350,387	38,473
	Stockland	17,747,195	37,142
	Mirvac Group	29,403,678	36,628
	GPT Group	14,301,644	35,199
	Whitehaven Coal Ltd.	5,956,710	34,560
	BlueScope Steel Ltd.	3,510,841	34,096
	Washington H Soul Pattinson & Co. Ltd.	1,981,811	34,071
	Incitec Pivot Ltd.	14,475,673	32,916
	Ampol Ltd.	1,776,847	32,866
*	Lynas Rare Earths Ltd.	6,683,825	32,232
	SEEK Ltd.	2,613,049	31,758
	Vicinity Centres	28,142,180	31,378
	carsales.com Ltd. (XASX)	2,491,422	29,718
	Lendlease Corp. Ltd.	5,152,134	29,455
	Aurizon Holdings Ltd.	13,187,349	29,166
	Orica Ltd.	3,350,506	28,525
	REA Group Ltd.	374,810	27,281
	Cleanaway Waste Management Ltd.	15,383,440	26,819
	Charter Hall Group	3,495,535	25,778
	ALS Ltd.	3,603,634	23,348
	Worley Ltd.	2,788,424	22,733
	IDP Education Ltd.	1,349,815	22,675
	AGL Energy Ltd.	4,993,158	21,782
	Steadfast Group Ltd.	7,153,896	21,272
	Bendigo & Adelaide Bank Ltd.	4,195,372	20,992
	Bank of Queensland Ltd.	4,825,379	20,101
	JB Hi-Fi Ltd.	818,745	19,814
	Qube Holdings Ltd.	12,447,203	19,763
*	Qantas Airways Ltd.	6,133,654	19,684
*	NEXTDC Ltd.	3,373,398	18,874
	Challenger Ltd.	4,988,980	18,689
	Iluka Resources Ltd.	3,145,785	18,212
	Metcash Ltd.	7,154,959	17,777
	Altium Ltd.	807,979	17,605
*	AMP Ltd.	24,471,839	17,154
	Evolution Mining Ltd.	12,840,390	16,751
	nib holdings Ltd.	3,405,235	16,367
	Ansell Ltd.	952,392	15,324
	Alumina Ltd.	18,687,986	15,129
[1]	Domino's Pizza Enterprises Ltd.	450,254	14,834
	Downer EDI Ltd.	5,004,797	14,639
	Reece Ltd.	1,574,172	14,146
	Technology One Ltd.	2,054,619	13,869
	Nine Entertainment Co. Holdings Ltd.	10,963,485	13,150
	Reliance Worldwide Corp. Ltd.	5,842,914	12,713
	Beach Energy Ltd.	13,087,959	12,569
	Shopping Centres Australasia Property Group	8,269,466	12,469
	Charter Hall Long Wale REIT	4,871,720	12,443
	National Storage REIT	8,630,282	12,427
[1]	Breville Group Ltd.	1,072,647	12,376
	Orora Ltd.	6,284,141	12,115
*	Liontown Resources Ltd.	12,784,990	12,054
	Harvey Norman Holdings Ltd.	4,435,081	11,473

		Shares	Market Value ($000)
	Seven Group Holdings Ltd.	1,045,161	11,338
	Champion Iron Ltd.	3,409,514	10,596
*	Star Entertainment Grp Ltd.	6,386,678	10,543
[2]	Viva Energy Group Ltd.	6,270,300	10,533
	CSR Ltd.	3,614,797	10,301
*	Paladin Energy Ltd.	21,782,998	10,275
	Sims Ltd.	1,188,376	10,158
	Eagers Automotive Ltd.	1,434,681	10,079
	ARB Corp. Ltd.	564,619	10,032
	Perseus Mining Ltd.	10,222,401	9,945
	Tabcorp Holdings Ltd.	16,541,446	9,920
[1]	Pro Medicus Ltd.	310,014	9,899
	Bapcor Ltd.	2,510,264	9,800
*,1	Flight Centre Travel Group Ltd.	1,071,479	9,701
	HomeCo Daily Needs REIT	12,823,679	9,192
	Insignia Financial Ltd.	4,836,743	9,143
	Nufarm Ltd.	2,829,634	9,068
	Corporate Travel Management Ltd.	841,606	8,993
	Premier Investments Ltd.	613,138	8,833
	Charter Hall Retail REIT	3,683,005	8,735
	Elders Ltd.	1,137,347	8,679
	BWP Trust	3,646,530	8,669
*,1,3	Core Lithium Ltd.	12,528,706	8,609
	Healius Ltd.	3,970,150	8,540
	TPG Telecom Ltd.	2,739,723	8,504
*	Webjet Ltd.	2,798,860	8,493
	GrainCorp Ltd. Class A	1,675,699	8,429
*,3	AVZ Minerals Ltd.	18,520,485	8,316
	Pendal Group Ltd.	2,872,660	8,270
	Waypoint REIT Ltd.	5,328,326	8,087
	Deterra Royalties Ltd.	3,138,316	8,065
	IRESS Ltd.	1,376,895	7,852
	AUB Group Ltd.	639,570	7,789
[1]	Magellan Financial Group Ltd.	1,052,168	7,506
*,1	Sayona Mining Ltd.	49,941,326	7,460
	IPH Ltd.	1,218,473	7,414
[1]	Sandfire Resources Ltd. (XASX)	3,044,601	7,274
	InvoCare Ltd.	1,099,145	7,114
	Super Retail Group Ltd.	1,228,746	6,988
[1]	New Hope Corp. Ltd.	1,696,410	6,853
	Lifestyle Communities Ltd.	704,654	6,826
	Link Administration Holdings Ltd.	3,688,203	6,718
*	De Grey Mining Ltd.	10,108,674	6,679
*	EVENT Hospitality and Entertainment Ltd.	793,540	6,617
	Gold Road Resources Ltd.	8,046,041	6,546
	Ingenia Communities Group	2,704,560	6,442
	Centuria Industrial REIT	3,836,156	6,384
[1]	Perpetual Ltd.	421,269	6,367
*	Chalice Mining Ltd.	2,502,918	6,260
*,1	ioneer Ltd.	15,274,964	6,141
[2]	Coronado Global Resources Inc. GDR	5,482,320	6,121
	Brickworks Ltd.	439,530	6,053
	Abacus Property Group	3,696,844	5,903
*,1	Lake Resources NL	10,075,420	5,686
	Monadelphous Group Ltd.	675,557	5,606
	HUB24 Ltd.	412,790	5,513
	Lovisa Holdings Ltd.	403,689	5,463
	Tassal Group Ltd.	1,612,642	5,335

		Shares	Market Value ($000)
	Regis Resources Ltd.	5,291,889	5,273
	Arena REIT	2,439,843	5,236
	Nickel Mines Ltd.	10,296,014	5,198
	Centuria Capital Group	5,286,383	5,191
*,1	Syrah Resources Ltd.	4,950,211	5,144
	Johns Lyng Group Ltd.	1,277,539	5,130
	Bega Cheese Ltd.	2,276,917	5,037
*	West African Resources Ltd.	7,483,763	4,997
	Genworth Mortgage Insurance Australia Ltd.	2,825,534	4,922
	Charter Hall Social Infrastructure REIT	2,505,461	4,899
	GUD Holdings Ltd.	1,031,184	4,892
*	Megaport Ltd.	991,021	4,849
	APM Human Services International Ltd.	2,239,037	4,840
	NRW Holdings Ltd.	3,164,240	4,819
	Credit Corp. Group Ltd.	436,089	4,805
*	Silver Lake Resources Ltd.	6,357,446	4,766
	Netwealth Group Ltd.	614,457	4,757
*,1	Imugene Ltd.	41,431,694	4,731
	Costa Group Holdings Ltd. (XASX)	3,202,320	4,606
	Cromwell Property Group	10,569,553	4,548
	GQG Partners Inc. GDR	4,787,501	4,514
	Collins Foods Ltd.	788,014	4,379
	Platinum Asset Management Ltd.	4,018,615	4,373
	Boral Ltd.	2,548,737	4,345
	Blackmores Ltd.	107,221	4,324
*	Omni Bridgeway Ltd.	1,806,695	4,317
*	Capricorn Metals Ltd.	2,236,067	4,281
*	Karoon Energy Ltd.	3,643,526	4,268
	Data#3 Ltd.	1,070,814	4,257
	Growthpoint Properties Australia Ltd.	2,126,097	4,202
	McMillan Shakespeare Ltd.	499,999	4,115
*	Mincor Resources NL	3,502,175	4,095
	United Malt Grp Ltd.	2,035,128	4,079
	Adbri Ltd.	3,390,621	3,999
	Rural Funds Group	2,716,211	3,979
*	Calix Ltd.	1,039,394	3,835
	Domain Holdings Australia Ltd.	1,844,912	3,797
	G8 Education Ltd.	6,120,584	3,757
*	nearmap Ltd.	2,937,973	3,754
*,1	Vulcan Energy Resources Ltd.	796,743	3,748
*,1,2	Life360 Inc. GDR	1,200,713	3,741
	Pinnacle Investment Management Group Ltd.	702,459	3,725
*	Nanosonics Ltd.	1,688,283	3,723
*,1	Telix Pharmaceuticals Ltd.	1,209,129	3,627
*	Bellevue Gold Ltd.	7,536,556	3,582
*,1	PolyNovo Ltd.	4,321,076	3,555
*,1	Jervois Global Ltd.	10,736,536	3,526
	Austal Ltd.	2,397,770	3,496
*	PEXA Group Ltd.	403,245	3,466
*,1	BrainChip Holdings Ltd.	6,291,494	3,436
[1]	Clinuvel Pharmaceuticals Ltd.	288,464	3,422
	Hansen Technologies Ltd.	1,181,045	3,346
	Sigma Healthcare Ltd.	7,802,635	3,324
	Codan Ltd.	884,471	3,200
*	Cooper Energy Ltd. (XASX)	19,480,253	3,198
	Home Consortium Ltd.	1,124,436	3,197
	Imdex Ltd.	2,739,617	3,107
	Centuria Office REIT	3,328,138	3,098

		Shares	Market Value ($000)
	Perenti Global Ltd.	5,246,938	3,087
	Ventia Services Group Pty Ltd.	1,864,103	3,072
*,1	SiteMinder Ltd.	1,511,233	2,977
	Select Harvests Ltd.	875,690	2,946
	Kelsian Group Ltd.	949,652	2,945
*	Eclipx Group Ltd.	2,052,717	2,912
	Ramelius Resources Ltd.	6,280,822	2,863
	Jumbo Interactive Ltd.	372,777	2,843
[1]	29Metals Ltd.	1,949,737	2,815
	oOh!media Ltd.	3,592,861	2,808
*	St. Barbara Ltd.	5,898,142	2,781
	Hotel Property Investments	1,485,277	2,780
*,1	Macquarie Telecom Group Ltd.	71,796	2,730
*,1	Neometals Ltd.	3,769,114	2,706
	Australian Ethical Investment Ltd.	811,239	2,586
*	Judo Capital Holdings Ltd.	3,762,934	2,586
*	OFX Group Ltd.	1,602,815	2,581
*	Leo Lithium Ltd.	7,131,822	2,494
*	Australian Agricultural Co. Ltd.	2,233,629	2,452
	Dicker Data Ltd.	370,730	2,424
*,1	Temple & Webster Group Ltd.	769,388	2,424
	Baby Bunting Group Ltd.	990,387	2,389
	Dexus Industria REIT	1,513,185	2,287
	Myer Holdings Ltd.	6,072,967	2,263
	GWA Group Ltd.	1,847,692	2,254
*,1	Audinate Group Ltd.	477,575	2,207
	Estia Health Ltd.	1,726,565	2,179
	Nick Scali Ltd.	363,853	2,148
	Integral Diagnostics Ltd.	1,194,650	2,116
*	Mayne Pharma Group Ltd.	12,072,799	2,115
[1]	Emeco Holdings Ltd.	3,969,434	2,110
*	Mesoblast Ltd.	4,224,401	2,084
	Inghams Group Ltd.	1,347,422	2,051
[1]	Australian Clinical Labs Ltd.	907,529	2,051
*,1	Tyro Payments Ltd.	2,476,468	2,031
	SmartGroup Corp. Ltd.	626,895	2,005
	Infomedia Ltd.	2,656,586	1,991
	Accent Group Ltd.	2,416,879	1,977
*	Aussie Broadband Ltd.	1,352,197	1,960
	MyState Ltd.	789,106	1,923
*	Opthea Ltd.	2,519,505	1,892
*,1	Zip Co. Ltd.	4,371,988	1,884
*,1	Novonix Ltd.	1,657,652	1,840
*	PointsBet Holdings Ltd.	1,519,843	1,789
	Service Stream Ltd.	4,103,051	1,781
*,1	Incannex Healthcare Ltd.	10,187,172	1,775
*	Seven West Media Ltd.	6,624,110	1,741
	MACA Ltd.	2,386,624	1,647
*	Bubs Australia Ltd.	5,159,299	1,642
	GDI Property Group	3,157,482	1,621
	Appen Ltd.	810,911	1,602
	Australian Finance Group Ltd.	1,536,988	1,579
	Money3 Corp. Ltd.	1,351,906	1,563
*	Westgold Resources Ltd.	2,837,835	1,514
*	Alkane Resources Ltd.	3,388,373	1,473
	Praemium Ltd.	3,388,969	1,444
	Bravura Solutions Ltd.	1,829,177	1,435
*	Mount Gibson Iron Ltd.	5,130,328	1,339

		Shares	Market Value ($000)
*,1,3	Paradigm Biopharmaceuticals Ltd.	1,614,478	1,293
*	Superloop Ltd.	3,007,344	1,267
*	Carnarvon Energy Ltd.	12,791,733	1,266
	Pact Group Holdings Ltd.	1,420,127	1,224
	Macmahon Holdings Ltd.	12,525,676	1,193
	Cedar Woods Properties Ltd.	466,167	1,191
	Ardent Leisure Group Ltd.	3,580,643	1,186
	Southern Cross Media Group Ltd.	1,990,043	1,173
*,1	EML Payments Ltd.	2,244,691	1,133
*	Aurelia Metals Ltd.	8,642,950	1,100
*	Resolute Mining Ltd.	8,143,962	1,092
*,1	Australian Strategic Materials Ltd.	732,778	1,091
*	Starpharma Holdings Ltd. Class A	2,716,076	1,089
*,1	Betmakers Technology Group Ltd.	5,391,513	1,078
	SG Fleet Group Ltd.	824,704	1,059
[1]	Regis Healthcare Ltd.	946,613	1,036
*,1	Kogan.com Ltd.	485,361	935
*,1	Fineos Corp. Ltd. GDR	1,160,504	928
	Navigator Global Investments Ltd.	1,233,061	885
*,1	City Chic Collective Ltd.	1,021,733	850
	Jupiter Mines Ltd.	6,327,614	779
[1]	Humm Group Ltd.	2,718,469	779
*,1	Dubber Corp. Ltd.	2,156,907	752
*,1	AMA Group Ltd.	4,723,388	684
*	Andromeda Metals Ltd.	21,412,926	599
*	New Century Resources Ltd.	751,317	510
*,1	Redbubble Ltd.	1,245,137	498
*	Nuix Ltd.	1,430,279	497
*	Sierra Rutile Holdings Ltd.	3,044,189	409
[3]	BWX Ltd.	1,005,948	405
*,1	Electro Optic Systems Holdings Ltd.	919,689	309
*,3	Firefinch Ltd.	8,031,301	308
*,3	Bgp Holdings plc	7,179,555	23
*	5E Advanced Materials Inc.	12,020	15
*,3	Ppk Mining Equipment Group	227,506	—
*	Incannex Healthcare Ltd. Warrants Exp. 4/28/23	220,258	—
*,1	PointsBet Holdings Ltd. Warrants Exp. 7/8/24	79,796	—
			9,097,646
Austria (0.2%)
	Erste Group Bank AG	2,440,749	53,507
	Verbund AG	492,607	42,057
	OMV AG	1,056,785	38,248
[2]	BAWAG Group AG	639,935	27,510
	ANDRITZ AG	517,149	21,886
	Wienerberger AG	851,785	17,097
	voestalpine AG	854,589	14,477
	Raiffeisen Bank International AG	954,947	11,298
	CA Immobilien Anlagen AG	310,892	9,243
	Mayr Melnhof Karton AG	63,808	8,217
[1]	Oesterreichische Post AG	248,052	6,612
	AT&S Austria Technologie & Systemtechnik AG	189,548	6,187
	Telekom Austria AG Class A	1,028,895	5,941
	Vienna Insurance Group AG Wiener Versicherung Gruppe	290,247	5,908
	Lenzing AG	100,181	5,435
	UNIQA Insurance Group AG	823,490	4,860
	EVN AG	264,327	4,401
	S IMMO AG	183,593	4,084
	Strabag SE (Bearer)	106,475	4,015

		Shares	Market Value ($000)
	Schoeller-Bleckmann Oilfield Equipment AG	83,036	3,629
*,1	DO & CO AG	50,648	3,360
*	IMMOFINANZ AG	232,778	2,844
*	Flughafen Wien AG	72,672	2,343
	Palfinger AG	75,682	1,453
[1]	Agrana Beteiligungs AG	74,216	1,026
	Porr AG	93,195	819
[3]	S Immo AG	183,593	—
			306,457
Belgium (0.9%)
	Anheuser-Busch InBev SA	6,435,500	291,506
*	Argenx SE	410,059	145,930
	KBC Group NV	2,043,153	96,956
	UCB SA	898,227	62,335
	Groupe Bruxelles Lambert SA	741,151	51,833
	Ageas SA	1,366,191	49,827
	Umicore SA	1,529,177	44,892
	Solvay SA	516,480	39,987
	Elia Group SA	279,827	32,928
	Warehouses De Pauw CVA	1,062,546	26,097
	D'ieteren Group	170,736	24,057
	Aedifica SA	297,238	22,911
	Ackermans & van Haaren NV	166,253	21,095
*	Cofinimmo SA	240,471	19,971
	Sofina SA	113,356	19,564
	Lotus Bakeries NV	2,990	15,311
	Euronav NV	918,499	14,335
	Barco NV	515,956	10,987
	Proximus SADP	1,038,226	10,764
	Melexis NV	149,389	10,107
	KBC Ancora	269,076	8,748
	Etablissements Franz Colruyt NV	374,819	8,239
	Montea NV	99,733	7,532
	Shurgard Self Storage SA	185,022	7,522
	Bekaert SA	259,026	6,521
	Gimv NV	148,538	6,377
	VGP NV	60,605	5,781
*	Tessenderlo Group SA	194,887	5,728
	Fagron	436,070	5,357
*	Dredging Environmental & Marine Engineering NV	50,601	5,244
	Xior Student Housing NV	164,927	5,149
	Retail Estates NV	85,094	4,740
	Telenet Group Holding NV	327,877	4,508
	bpost SA	727,360	3,898
*	Kinepolis Group NV	94,296	3,495
*,1	Ontex Group NV	575,407	3,090
*	AGFA-Gevaert NV	984,255	2,911
	Econocom Group SA NV	820,960	2,036
*	Orange Belgium SA	109,969	1,941
	Van de Velde NV	45,819	1,469
	Befimmo SA	27,844	1,273
*,1	Mithra Pharmaceuticals SA	202,174	1,243
	Wereldhave Belgium Comm VA	20,644	937
*	Cie d'Entreprises CFE	65,219	623
			1,115,755
Canada (10.6%)
[1]	Royal Bank of Canada	10,446,892	940,587

		Shares	Market Value ($000)
	Toronto-Dominion Bank	13,545,981	830,793
[1]	Enbridge Inc.	15,072,334	558,877
	Canadian National Railway Co.	4,573,383	493,906
	Canadian Pacific Railway Ltd. (XTSE)	6,917,695	461,781
[1]	Bank of Montreal	5,025,658	440,480
[1]	Bank of Nova Scotia	8,975,345	426,887
	Brookfield Asset Management Inc. Class A	9,919,518	405,800
	Canadian Natural Resources Ltd.	8,178,589	380,702
[1]	Nutrien Ltd.	4,015,103	334,846
[1]	TC Energy Corp.	7,521,158	302,948
[1]	Canadian Imperial Bank of Commerce	6,575,491	287,801
	Suncor Energy Inc.	10,174,813	286,531
	Waste Connections Inc.	1,909,455	258,008
	Alimentation Couche-Tard Inc.	5,822,604	234,405
*	Shopify Inc. Class A	8,452,677	227,571
[1]	Manulife Financial Corp.	14,211,781	223,051
	Constellation Software Inc.	142,197	197,861
	Intact Financial Corp.	1,309,593	185,335
	Sun Life Financial Inc.	4,370,581	173,798
	Franco-Nevada Corp.	1,418,640	169,454
[1]	National Bank of Canada	2,502,001	156,820
	Barrick Gold Corp. (XLON)	9,646,860	149,520
	Agnico Eagle Mines Ltd.	3,394,583	143,416
	Cenovus Energy Inc.	9,173,047	140,914
	Fortis Inc. (XTSE)	3,552,183	134,954
	Thomson Reuters Corp.	1,226,742	125,929
	Pembina Pipeline Corp.	4,094,084	124,362
	Restaurant Brands International Inc. (XTSE)	2,251,788	119,782
*	CGI Inc.	1,571,060	118,272
	Dollarama Inc.	2,057,967	118,143
	Tourmaline Oil Corp.	2,110,040	109,661
	Wheaton Precious Metals Corp.	3,359,518	108,786
*	Teck Resources Ltd. Class B	3,431,034	104,346
	WSP Global Inc.	874,155	96,266
[1]	Magna International Inc.	2,003,323	95,036
[1]	BCE Inc.	2,259,482	94,740
	Loblaw Cos. Ltd.	1,154,429	91,412
[1]	Power Corp. of Canada	4,008,772	90,341
	Metro Inc.	1,782,761	89,270
	Emera Inc.	1,957,445	79,199
	Cameco Corp.	2,960,555	78,571
	Shaw Communications Inc. Class B	3,186,573	77,487
	Fairfax Financial Holdings Ltd.	159,974	73,063
	First Quantum Minerals Ltd.	4,138,530	70,256
	TELUS Corp.	3,489,790	69,298
	Imperial Oil Ltd.	1,440,218	62,359
[2]	Hydro One Ltd.	2,350,159	57,472
[1]	TFI International Inc.	623,208	56,399
[1]	Algonquin Power & Utilities Corp.	5,026,193	54,907
	George Weston Ltd.	520,695	54,518
[1]	ARC Resources Ltd.	4,511,946	54,188
	CCL Industries Inc. Class B	1,093,597	53,011
	Open Text Corp.	1,993,810	52,698
	Barrick Gold Corp.	3,561,990	52,133
	Ritchie Bros Auctioneers Inc.	824,875	51,540
	Northland Power Inc.	1,749,315	51,225
	Great-West Lifeco Inc.	2,024,479	43,704
[1]	West Fraser Timber Co. Ltd.	600,453	43,438

		Shares	Market Value ($000)
	Canadian Tire Corp. Ltd. Class A	407,409	43,370
	Saputo Inc.	1,797,802	42,858
	Toromont Industries Ltd.	600,896	41,830
	iA Financial Corp. Inc.	789,957	40,140
*	Descartes Systems Group Inc.	630,066	40,007
[1]	AltaGas Ltd.	2,075,792	39,747
[1]	Canadian Apartment Properties REIT	1,286,900	39,221
	Gildan Activewear Inc.	1,370,077	38,731
	TMX Group Ltd.	411,520	37,853
	Kinross Gold Corp.	9,664,352	36,381
[1]	Stantec Inc.	826,271	36,237
	Element Fleet Management Corp.	2,977,107	35,130
[1]	Keyera Corp.	1,637,231	33,708
*	CAE Inc.	2,191,773	33,622
[1]	FirstService Corp.	281,308	33,486
[1]	Yamana Gold Inc.	7,154,500	32,371
	Brookfield Renewable Corp. Class A (XTSE)	950,268	31,053
[1]	RioCan REIT	2,241,529	30,215
	Brookfield Infrastructure Corp. Class A	724,747	29,502
[1]	Capital Power Corp.	867,752	29,462
	GFL Environmental Inc.	1,126,686	28,474
*	Ivanhoe Mines Ltd. Class A	4,182,628	26,918
[1]	Vermilion Energy Inc.	1,206,836	25,834
	Lundin Mining Corp.	5,091,478	25,727
*	MEG Energy Corp.	2,279,219	25,509
	B2Gold Corp.	7,899,241	25,390
	Enerplus Corp.	1,754,865	24,849
	Onex Corp.	540,332	24,784
[1]	Parkland Corp.	1,151,419	24,673
	Pan American Silver Corp.	1,536,861	24,432
[1]	Crescent Point Energy Corp.	3,852,098	23,703
	Canadian Utilities Ltd. Class A	901,186	23,441
	SSR Mining Inc.	1,544,852	22,714
	Granite REIT	456,917	22,053
*	Turquoise Hill Resources Ltd.	735,616	21,781
[1]	SNC-Lavalin Group Inc.	1,304,533	21,721
	Quebecor Inc. Class B	1,172,212	21,614
	Alamos Gold Inc. Class A	2,902,278	21,515
	Colliers International Group Inc.	232,896	21,343
*	Aritzia Inc.	648,141	21,297
[1]	PrairieSky Royalty Ltd.	1,573,677	20,290
	Finning International Inc.	1,152,108	20,251
*	Kinaxis Inc.	203,579	20,201
	Boyd Group Services Inc.	159,018	20,025
	Boralex Inc. Class A	601,652	19,108
	Allied Properties REIT	936,129	18,542
*	BlackBerry Ltd.	3,895,094	18,357
*,1	Lithium Americas Corp.	696,934	18,289
[1]	SmartCentres REIT	967,803	18,181
*	Lightspeed Commerce Inc. (XTSE)	1,008,765	17,753
*	Baytex Energy Corp.	4,150,469	17,577
[1]	Gibson Energy Inc.	1,091,075	17,353
[1]	Choice Properties REIT	1,897,789	17,297
[1]	First Capital REIT	1,564,568	17,125
	Atco Ltd. Class I	554,761	17,048
	Premium Brands Holdings Corp. Class A	277,048	17,048
*	Bausch Health Cos. Inc.	2,371,004	16,375
[1]	BRP Inc.	265,136	16,332

		Shares	Market Value ($000)
	Summit Industrial Income REIT	1,318,274	16,329
*	Air Canada Class A	1,305,061	15,683
[1]	Tricon Capital Group Inc.	1,806,662	15,629
	TransAlta Corp.	1,756,022	15,522
	Definity Financial Corp.	544,023	15,289
[1]	IGM Financial Inc.	611,571	15,239
[1]	H&R REIT	1,958,196	14,743
	Primo Water Corp.	1,163,895	14,593
*	ATS Automation Tooling Systems Inc.	549,985	14,517
[1]	Innergex Renewable Energy Inc.	1,146,319	14,431
[1]	Dream Industrial REIT	1,827,260	14,194
[1]	Whitecap Resources Inc.	2,230,283	14,111
[1]	Osisko Gold Royalties Ltd. (XTSE)	1,379,724	14,053
	Methanex Corp.	420,897	13,407
*,2	Nuvei Corp.	479,440	12,957
[1]	First Majestic Silver Corp.	1,693,201	12,944
	Stella-Jones Inc.	457,496	12,844
	Linamar Corp.	329,049	12,818
[1]	CI Financial Corp.	1,294,307	12,406
	Parex Resources Inc.	837,258	12,225
[1]	NorthWest Healthcare Properties REIT	1,539,551	11,814
	Chartwell Retirement Residences	1,737,579	11,686
*,1	Ballard Power Systems Inc.	1,857,191	11,374
*	Bombardier Inc. Class B	626,249	11,212
	Canadian Western Bank	678,356	11,044
[1]	Cargojet Inc.	125,078	10,105
	Stelco Holdings Inc.	397,411	9,900
	Paramount Resources Ltd. Class A	554,179	9,789
[1]	Boardwalk REIT	280,824	9,405
[1]	Superior Plus Corp.	1,249,703	9,065
	Russel Metals Inc.	463,840	8,630
*	OceanaGold Corp.	5,197,960	8,467
	TransAlta Renewables Inc.	798,352	8,450
*	Novagold Resources Inc.	1,789,285	8,445
*	Eldorado Gold Corp.	1,391,139	8,409
	Maple Leaf Foods Inc.	561,778	8,394
[1]	North West Co. Inc.	357,500	8,279
[1]	Winpak Ltd.	227,632	7,404
	Centerra Gold Inc.	1,609,189	7,083
*,1	Equinox Gold Corp.	1,933,641	7,013
[1]	Primaris REIT	756,128	7,001
[1]	Laurentian Bank of Canada	324,014	6,948
[1]	Mullen Group Ltd.	663,245	6,837
	Enghouse Systems Ltd.	321,607	6,752
*	Canfor Corp.	444,058	6,465
	Hudbay Minerals Inc.	1,603,003	6,452
*	Celestica Inc.	760,084	6,405
	Transcontinental Inc. Class A	547,417	6,376
	Home Capital Group Inc. Class B	308,546	6,143
*,1	Canopy Growth Corp.	2,234,457	6,066
[1]	Westshore Terminals Investment Corp.	294,200	5,648
	ECN Capital Corp.	1,651,077	5,462
*	Canada Goose Holdings Inc.	356,331	5,422
[1]	NFI Group Inc.	521,605	4,584
*	Torex Gold Resources Inc.	617,508	4,457
*,1	Cronos Group Inc.	1,483,406	4,156
[1]	Artis REIT	599,061	4,116
	Cascades Inc.	692,085	4,028

		Shares	Market Value ($000)
	Cogeco Communications Inc.	74,029	3,864
*,1	IAMGOLD Corp.	3,459,073	3,731
[1]	Dye & Durham Ltd.	288,670	3,557
	First National Financial Corp.	123,800	3,227
[1]	Dream Office REIT	250,920	2,957
	Aecon Group Inc.	424,596	2,926
*	Shopify Inc. Class A (XTSE)	16,795	452
	Martinrea International Inc.	31,745	196
	GFL Environmental Inc. (XTSE)	32	1
			13,292,837
Denmark (2.1%)
	Novo Nordisk A/S Class B	11,644,062	1,159,956
	DSV A/S	1,394,454	163,357
*	Genmab A/S	487,678	156,888
	Vestas Wind Systems A/S	7,488,995	137,894
[2]	Orsted A/S	1,404,306	111,924
	Coloplast A/S Class B	990,330	100,642
	Carlsberg A/S Class B	690,708	80,769
	Novozymes A/S Class B	1,479,630	74,355
	AP Moller - Maersk A/S Class B	38,237	69,485
*	Danske Bank A/S	4,890,186	60,866
	Tryg A/S	2,663,790	54,991
	AP Moller - Maersk A/S Class A	22,020	38,904
	Chr Hansen Holding A/S	766,092	37,737
	Pandora A/S	660,581	30,893
	Royal Unibrew A/S	368,207	23,858
	Ringkjoebing Landbobank A/S	208,404	22,097
*	ISS A/S	1,380,913	21,288
*	Jyske Bank A/S (Registered)	388,435	20,215
*	Demant A/S	725,280	17,930
	GN Store Nord A/S	941,719	16,496
	SimCorp A/S	292,932	16,487
*	ALK-Abello A/S	971,070	15,304
*,1	Bavarian Nordic A/S	524,427	15,226
*	NKT A/S	320,718	15,142
	Topdanmark A/S	317,545	14,849
	Sydbank A/S	422,348	11,567
[1]	Ambu A/S Class B	1,288,095	11,192
	FLSmidth & Co. A/S	419,590	9,088
	Chemometec A/S	116,155	8,786
*,2	Netcompany Group A/S	243,477	8,140
*	Zealand Pharma A/S	347,549	7,894
	Alm Brand A/S	6,310,222	7,710
	D/S Norden A/S	180,147	7,600
	ROCKWOOL International A/S Class B	46,517	7,337
	Spar Nord Bank A/S	600,899	6,706
[2]	Scandinavian Tobacco Group A/S Class A	427,998	6,209
	Dfds A/S	225,644	5,858
	H Lundbeck A/S	1,720,487	5,499
	Schouw & Co. A/S	93,336	5,445
	Torm plc	214,978	4,387
*	Nilfisk Holding A/S	200,361	3,470
*,3	The Drilling Co. of 1972 A/S	64,410	2,870
*	NTG Nordic Transport Group A/S Class A	111,283	2,762
*	H Lundbeck A/S	511,757	1,521
			2,601,594

		Shares	Market Value ($000)
Finland (1.1%)
	Nokia OYJ	41,989,374	180,263
	Nordea Bank Abp	19,089,656	163,374
	Sampo OYJ Class A	3,644,839	155,604
	Neste OYJ	3,097,577	135,022
	UPM-Kymmene OYJ	3,968,689	125,944
	Kone OYJ Class B	2,923,165	112,625
	Nordea Bank Abp (XHEL)	7,635,291	65,249
	Stora Enso OYJ Class R	4,275,713	54,316
	Elisa OYJ	1,067,810	48,381
	Fortum OYJ	3,214,162	43,189
	Kesko OYJ Class B	2,015,639	37,606
	Orion OYJ Class B	775,324	32,647
	Metso Outotec OYJ	4,520,078	29,975
	Valmet OYJ	1,252,717	25,325
	Wartsila OYJ Abp	3,617,159	23,106
	Huhtamaki OYJ	690,574	21,962
	Kojamo OYJ	1,446,484	18,629
	TietoEVRY OYJ (XHEL)	529,499	11,981
	Cargotec OYJ Class B	361,825	10,928
	Konecranes OYJ Class A	540,279	10,734
	Nokian Renkaat OYJ	1,009,681	9,720
	Metsa Board OYJ	1,273,606	9,258
	Outokumpu OYJ	2,505,459	8,580
	Kemira OYJ	650,385	7,207
	Sanoma OYJ	545,942	6,546
	Revenio Group OYJ	168,103	6,238
*,1	QT Group OYJ	146,541	5,555
	Uponor OYJ	395,529	5,198
[2]	Terveystalo OYJ	547,756	4,423
	Tokmanni Group Corp.	367,547	4,009
	Citycon OYJ	539,342	3,374
	YIT OYJ	1,174,609	3,293
	TietoEVRY OYJ	125,869	2,829
*	F-Secure OYJ	777,878	1,868
	Oriola OYJ Class B	992,213	1,735
	Raisio OYJ Class V	919,099	1,694
*,1	Finnair OYJ	4,082,887	1,414
*,3	Ahlstrom-Munksjo OYJ Rights	70,191	1,227
*,1	WithSecure OYJ	777,878	1,221
			1,392,249
France (8.2%)
	LVMH Moet Hennessy Louis Vuitton SE	1,854,346	1,093,276
	TotalEnergies SE	17,610,033	826,167
	Sanofi	8,108,499	617,434
	Schneider Electric SE	3,955,998	446,833
	Airbus SE	4,151,622	357,871
	BNP Paribas SA	7,961,847	336,303
	L'Oreal SA Loyalty Shares	1,041,412	332,983
	EssilorLuxottica SA	2,216,201	301,232
	AXA SA	13,760,015	300,421
	Vinci SA	3,695,244	298,800
	Pernod Ricard SA	1,523,369	279,468
	Hermes International	230,519	271,118
	Air Liquide SA Loyalty Shares	2,223,939	254,194
	Kering SA	542,578	240,660
	Safran SA	2,593,198	235,954
	L'Oreal SA (XPAR)	673,138	215,231

		Shares	Market Value ($000)
	Danone SA	4,536,731	214,521
	Capgemini SE	1,191,679	190,788
	Dassault Systemes SE	4,970,820	171,618
	Air Liquide SA (XPAR)	1,341,209	153,299
	STMicroelectronics NV	4,712,358	146,447
*	Orange SA	14,266,784	129,036
	Legrand SA	1,987,551	128,513
	Cie de Saint-Gobain	3,412,467	122,015
	Cie Generale des Etablissements Michelin SCA	5,218,370	116,921
	Societe Generale SA	5,642,958	111,596
	Teleperformance	432,929	109,827
	Veolia Environnement SA	4,634,915	88,583
	Edenred	1,853,201	85,378
	Engie SA Loyalty Shares	7,165,633	82,476
*	Thales SA	746,732	82,285
	Publicis Groupe SA	1,687,357	79,952
	Credit Agricole SA	8,995,667	73,027
*,2	Worldline SA	1,816,581	71,802
	Carrefour SA	4,393,585	60,935
	Sartorius Stedim Biotech	178,781	54,839
	Eurofins Scientific SE	910,259	54,037
	Getlink SE	3,399,484	52,717
	Engie SA (XPAR)	4,367,814	50,273
	Bureau Veritas SA	2,124,289	47,536
	Eiffage SA	546,825	43,852
	Bouygues SA	1,561,933	40,858
	Vivendi SE	5,174,394	40,136
*	Renault SA	1,432,131	38,748
[2]	Euronext NV	604,687	38,268
	Alstom SA	2,258,754	36,537
	Arkema SA	480,894	35,047
	Bollore SE	7,379,658	33,858
*	Remy Cointreau SA	186,430	30,938
	Gecina SA	383,894	30,066
*	Accor SA	1,364,039	28,557
	Valeo	1,806,806	27,301
	Rexel SA	1,791,558	26,850
	L'Oreal SA	82,735	26,454
	Gaztransport Et Technigaz SA	230,713	25,439
	BioMerieux	321,024	25,393
	EDF Loyalty Shares 2024	2,184,747	25,338
*	Aeroports de Paris	210,952	24,378
	Klepierre SA	1,392,104	24,202
	Electricite de France SA (XPAR)	2,068,385	23,988
	Ipsen SA	254,722	23,575
	Alten SA	214,183	23,537
*	SOITEC	184,338	21,048
	Dassault Aviation SA	174,634	19,868
	SPIE SA	940,144	19,692
	Nexans SA	219,370	19,528
*	Ubisoft Entertainment SA	704,962	19,374
[2]	La Francaise des Jeux SAEM	645,202	19,139
	Sodexo SA ACT Loyalty Shares	247,865	18,615
*	Sodexo SA (XPAR)	243,030	18,252
	Covivio	375,064	18,068
[2]	Amundi SA	424,867	17,688
	Elis SA (XPAR)	1,700,690	17,147
	Air Liquide SA	143,409	16,392

		Shares	Market Value ($000)
	SCOR SE	1,109,452	16,040
	SES SA Class A GDR	2,799,248	15,332
	Technip Energies NV	1,307,081	14,813
	Rubis SCA	692,426	14,410
	Wendel SE	201,075	14,392
	Sopra Steria Group SACA	105,962	13,406
*	Faurecia SE (XPAR)	1,202,115	13,013
	IPSOS	289,853	12,953
	Societe BIC SA	185,629	11,775
[2]	Verallia SA	521,095	11,715
	L'Oreal SA Loyalty Shares 2023	36,583	11,697
*	Vallourec SA	1,134,456	10,871
[2]	Neoen SA (XPAR)	325,578	10,850
*,1	Air France-KLM	8,510,446	10,718
	Air Liquide	93,177	10,650
*,1	Eutelsat Communications SA	1,369,037	10,575
	Eurazeo SA	193,320	10,088
	Sodexo SA Loyalty Shares 2023	124,704	9,365
	ICADE	245,873	9,153
	Imerys SA	291,173	8,783
	Virbac SA	32,256	8,390
	SEB SA Loyalty Shares	128,822	8,103
	Eurazeo SE	150,990	7,879
	Coface SA	770,542	7,363
	Rothschild & Co.	209,604	6,852
	Nexity SA	321,013	6,517
*	JCDecaux SA	547,614	6,425
	Engie SA	553,090	6,366
*	Euroapi SA	358,711	5,955
	Metropole Television SA	491,958	5,939
	Eramet SA	71,289	5,611
	Carmila SA	417,740	5,600
[1,2]	ALD SA	606,929	5,595
*,1	Atos SE	707,661	5,594
	Antin Infrastructure Partners SA	266,114	5,544
	Interparfums SA	131,435	5,509
	Somfy SA	57,461	5,325
	Cie Plastic Omnium SA	405,004	5,310
	Trigano SA	58,543	5,141
	SEB SA (XPAR)	78,383	4,930
	Korian SA	473,513	4,826
	Television Francaise 1	786,636	4,494
*	ID Logistics Group	17,499	4,299
*,1	Orpea SA	355,944	3,888
	Fnac Darty SA	132,795	3,671
*	CGG SA	5,162,298	3,587
	Quadient SA	258,636	3,580
	Altarea SCA	28,558	3,558
*	Voltalia SA (Registered)	198,687	3,483
	Mercialys SA	446,285	3,372
	Cie de L'Odet SE	2,999	3,371
*	SES-imagotag SA	36,007	3,358
	Engie SA Prime Fidelite 2023	275,135	3,167
*,1	Valneva SE	605,932	3,053
	Mersen SA	106,041	2,937
	PEUGEOT Investment	37,168	2,800
	Derichebourg SA	676,630	2,696
*,1	Casino Guichard Perrachon SA	283,379	2,651

		Shares	Market Value ($000)
	Beneteau SA	258,275	2,651
	Vicat SA	111,858	2,512
[2]	Maisons du Monde SA	313,866	2,466
	Electricite de France SA (Euronext Paris)	208,159	2,414
	EDF Loyalty Shares 2024	197,999	2,296
	Vetoquinol SA	27,881	2,180
*,2	X-Fab Silicon Foundries SE	390,828	1,935
	Pharmagest Interactive	30,121	1,788
	Vilmorin & Cie SA	44,548	1,744
	Lagardere SA	114,655	1,696
	Sodexo SA	22,289	1,674
*,2	Elior Group SA	866,632	1,580
	Etablissements Maurel et Prom SA	404,682	1,576
*,1	OVH Groupe SAS	157,723	1,564
*,2	SMCP SA	304,157	1,520
	Manitou BF SA	85,487	1,370
*	GL Events	89,000	1,296
	Lisi SA	71,212	1,246
*,1	Solutions 30 SE	586,891	1,199
	Bonduelle SCA	107,364	1,188
	Jacquet Metals SACA	92,407	1,150
	AKWEL	64,767	928
	Eurazeo SE (XPAR)	16,261	849
	Sodexo SA Loyalty Shares 2025	11,102	834
	Boiron SA	18,522	802
*	Believe SA	95,771	767
	Lisi (XPAR)	41,406	724
	Guerbet	42,430	671
	Seb SA	10,361	652
*	Tarkett SA	51,733	629
*,1,2	Aramis Group SAS	112,263	466
	SEB SA Loyalty Shares 2023	5,993	377
[3]	Albioma SA (XPAR)	6,572	322
	Lisi SA Prime De Fidelite	3,549	62
	Lisi	2,575	45
			10,257,008
Germany (5.9%)
	SAP SE	8,256,498	672,865
	Siemens AG (Registered)	5,621,270	549,439
	Allianz SE (Registered)	3,030,467	477,403
	Deutsche Telekom AG (Registered)	25,193,308	428,832
	Bayer AG (Registered)	7,323,113	337,409
	Mercedes-Benz Group AG	6,261,882	316,645
	BASF SE	6,818,317	261,676
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,043,278	251,139
	Deutsche Boerse AG	1,367,551	224,178
	Deutsche Post AG (Registered)	7,207,017	217,217
	Infineon Technologies AG	9,702,515	212,330
	Volkswagen AG Preference Shares	1,500,078	183,298
	RWE AG	4,692,902	172,492
	Bayerische Motoren Werke AG	2,382,313	161,467
	Merck KGaA	962,973	155,887
	adidas AG	1,248,243	143,500
	Vonovia SE	5,939,779	128,191
	E.ON SE	16,491,571	126,701
	Deutsche Bank AG (Registered)	15,089,407	111,722
	Symrise AG Class A	970,320	94,618

		Shares	Market Value ($000)
[2]	Siemens Healthineers AG	2,060,592	88,390
	Henkel AG & Co. KGaA Preference Shares	1,243,353	73,839
	Beiersdorf AG	741,946	72,905
*	Daimler Truck Holding AG	3,126,870	70,691
	Brenntag SE	1,149,892	69,513
*	QIAGEN NV	1,638,807	68,247
	Hannover Rueck SE	446,454	66,926
	Fresenius SE & Co. KGaA	3,041,564	64,832
	Sartorius AG Preference Shares	183,988	63,642
	MTU Aero Engines AG	398,396	59,542
*	Commerzbank AG	7,750,375	55,175
*,1,2	Delivery Hero SE	1,416,796	51,752
	Rheinmetall AG	322,950	49,724
	Henkel AG & Co. KGaA	764,208	43,310
	Fresenius Medical Care AG & Co. KGaA	1,513,685	42,645
	HeidelbergCement AG	1,078,518	42,606
	GEA Group AG	1,216,272	39,362
[2]	Covestro AG	1,319,211	37,718
	Continental AG	808,626	35,881
[1]	Siemens Energy AG	3,186,601	35,087
	Volkswagen AG	213,179	34,742
	Puma SE	741,366	34,296
	LEG Immobilien SE (XETR)	552,020	32,950
*,2	Zalando SE	1,638,813	32,011
	Bayerische Motoren Werke AG Preference Shares	451,145	29,297
[2]	Scout24 SE	582,840	29,206
	Carl Zeiss Meditec AG (Bearer)	273,172	28,376
	K+S AG (Registered)	1,428,696	27,055
*	Deutsche Lufthansa AG (Registered)	4,487,537	25,795
*	HelloFresh SE	1,221,672	25,572
	Evonik Industries AG	1,418,648	23,759
	Bechtle AG	609,349	21,905
	Knorr-Bremse AG	494,530	21,237
*	Evotec SE	1,165,521	20,264
	HUGO BOSS AG	419,513	19,533
	Nemetschek SE	400,878	19,028
	AIXTRON SE	790,581	19,017
	LANXESS AG	640,919	18,652
*	CTS Eventim AG & Co. KGaA	437,324	17,992
	Vantage Towers AG	691,250	17,883
	Aroundtown SA	8,038,681	17,602
	Rational AG	35,459	17,174
	Freenet AG	883,230	16,738
*	thyssenkrupp AG	3,649,573	15,463
	United Internet AG (Registered)	805,914	15,066
	Encavis AG	814,977	14,566
*	Aareal Bank AG	447,755	14,119
	Talanx AG	393,390	13,930
	Aurubis AG	261,635	13,659
	Telefonica Deutschland Holding AG	6,622,910	13,390
	FUCHS PETROLUB SE Preference Shares	517,312	13,100
	Wacker Chemie AG	111,862	11,500
	Gerresheimer AG	233,902	11,420
	Hella GmbH & Co. KGaA	168,973	11,233
	KION Group AG	582,518	11,156
	PNE AG	568,553	9,827
	Krones AG	109,114	9,589
*	Fraport AG Frankfurt Airport Services Worldwide	266,515	9,584

		Shares	Market Value ($000)
[2]	Befesa SA	298,627	9,063
[1]	RTL Group SA	284,889	9,014
	ProSiebenSat.1 Media SE	1,260,785	8,933
	TAG Immobilien AG	1,117,992	8,922
	Siltronic AG	154,978	8,740
	VERBIO Vereinigte BioEnergie AG	146,780	8,661
*,2	TeamViewer AG	1,101,273	8,499
[1]	Software AG	370,044	8,437
	Stabilus SE	183,528	8,069
	Hensoldt AG	385,171	7,690
[1]	Sixt SE	96,178	7,650
	Duerr AG	366,552	7,622
	HOCHTIEF AG	160,425	7,594
	Jenoptik AG	383,087	7,541
*,1	Nordex SE	938,931	7,398
	Synlab AG	577,288	7,139
	Grand City Properties SA	711,364	7,049
	Suedzucker AG	582,887	7,046
	Stroeer SE & Co. KGaA	185,821	6,999
	Deutsche Wohnen SE	360,736	6,858
*	METRO AG	962,115	6,707
*	Vitesco Technologies Group AG Class A	135,138	6,570
	CompuGroup Medical SE & Co. KGaA	183,889	6,344
[2]	Deutsche Pfandbriefbank AG	899,842	6,193
	Pfeiffer Vacuum Technology AG	49,018	6,041
[2]	DWS Group GmbH & Co. KGaA	253,042	6,023
	Fielmann AG	184,277	5,914
	CANCOM SE	249,207	5,880
	Sixt SE Preference Shares	126,852	5,763
	FUCHS PETROLUB SE	250,210	5,514
*	flatexDEGIRO AG	610,177	5,432
[1]	Salzgitter AG	286,045	5,417
	Bilfinger SE	211,311	5,290
*,1	Nagarro SE	59,645	5,240
*	MorphoSys AG	252,658	5,024
[1]	S&T AG	351,169	4,959
[1]	Sartorius AG	16,155	4,856
	1&1 AG	348,043	4,611
	Dermapharm Holding SE	124,704	4,523
*	SUSE SA	302,147	4,438
*,1,2	Auto1 Group SE	706,826	4,419
	Traton SE	363,669	4,322
	STRATEC SE	53,932	4,286
	BayWa AG	104,244	4,164
*	KWS Saat SE & Co. KGaA	74,828	4,134
	Kloeckner & Co. SE Preference Shares	532,590	4,063
	Hornbach Holding AG & Co. KGaA	62,113	3,896
	GFT Technologies SE	124,596	3,708
	Energiekontor AG	44,852	3,655
	Eckert & Ziegler Strahlen- und Medizintechnik AG	104,106	3,458
[1]	GRENKE AG	189,819	3,455
	PATRIZIA AG	322,336	3,330
	Norma Group SE	242,060	3,260
	Atoss Software AG	28,682	3,197
[1]	Varta AG	105,707	2,997
*,1	SMA Solar Technology AG	64,454	2,989
	DIC Asset AG	388,901	2,944
	Draegerwerk AG & Co. KGaA Preference Shares	69,178	2,893

		Shares	Market Value ($000)
	Deutz AG	876,823	2,715
	Washtec AG	82,711	2,613
*	Hypoport SE	29,483	2,602
	Indus Holding AG	143,225	2,544
	Adesso SE	25,234	2,537
	New Work SE	20,369	2,436
[1]	Uniper SE	635,543	2,399
	Wacker Neuson SE	179,465	2,343
	Takkt AG	233,285	2,152
	Deutsche Beteiligungs AG	102,093	2,149
*,2	Shop Apotheke Europe NV	52,190	2,098
*,1	SGL Carbon SE	356,466	2,066
	Hamburger Hafen und Logistik AG	189,075	2,055
	Basler AG	90,480	2,055
	Vossloh AG	67,543	2,049
[2]	Instone Real Estate Group SE	247,586	2,047
	Wuestenrot & Wuerttembergische AG	146,333	1,948
	CropEnergies AG	152,269	1,827
	Secunet Security Networks AG	9,648	1,722
[1]	Deutsche EuroShop AG (XETR)	70,385	1,584
[1]	CECONOMY AG	1,299,441	1,510
*,1,2	ADLER Group SA	650,638	1,323
[1]	Kuka AG	15,994	1,293
	ElringKlinger AG	214,380	1,231
*,1	About You Holding SE	245,573	1,181
	Bertrandt AG	33,510	1,094
	Draegerwerk AG & Co. KGaA	24,647	908
*	Global Fashion Group SA	831,978	907
			7,484,703
Hong Kong (2.5%)
	AIA Group Ltd.	88,950,156	740,591
	Hong Kong Exchanges & Clearing Ltd.	9,451,399	323,072
	Sun Hung Kai Properties Ltd.	10,560,003	116,543
	Link REIT	15,701,731	109,606
	CK Hutchison Holdings Ltd.	19,820,514	109,137
	Galaxy Entertainment Group Ltd.	16,033,879	94,245
	Techtronic Industries Co. Ltd.	9,772,212	93,248
	CLP Holdings Ltd.	12,218,221	92,342
	BOC Hong Kong Holdings Ltd.	26,739,439	88,928
	CK Asset Holdings Ltd.	14,708,801	88,303
	Hang Seng Bank Ltd.	5,395,415	81,970
	Jardine Matheson Holdings Ltd.	1,469,024	74,271
	Hong Kong & China Gas Co. Ltd.	80,879,076	71,242
	Wharf Real Estate Investment Co. Ltd.	11,540,940	52,320
	Power Assets Holdings Ltd.	10,193,573	51,098
	MTR Corp. Ltd.	10,745,336	49,287
*	Sands China Ltd.	17,926,142	44,640
	Lenovo Group Ltd.	55,772,312	38,577
[2]	ESR Cayman Ltd.	15,068,954	37,904
[2]	WH Group Ltd.	58,107,417	36,546
	Hongkong Land Holdings Ltd.	8,258,008	36,286
	Sino Land Co. Ltd.	26,917,785	35,406
[2]	Budweiser Brewing Co. APAC Ltd.	12,635,963	32,905
	New World Development Co. Ltd.	10,527,367	29,899
	Wharf Holdings Ltd.	9,102,898	29,111
	Henderson Land Development Co. Ltd.	9,671,969	27,084
	Swire Pacific Ltd. Class A	3,599,394	26,904
	Chow Tai Fook Jewellery Group Ltd.	13,005,912	24,443

		Shares	Market Value ($000)
*,2	Samsonite International SA	9,620,699	23,074
	CK Infrastructure Holdings Ltd.	4,410,059	22,493
	Hang Lung Properties Ltd.	13,517,093	22,197
	Xinyi Glass Holdings Ltd.	15,072,536	21,798
	Want Want China Holdings Ltd.	31,993,658	20,894
	PRADA SpA	3,783,849	17,547
	Orient Overseas International Ltd.	980,527	17,064
	Swire Properties Ltd.	7,826,800	16,838
	SITC International Holdings Co. Ltd.	8,818,736	16,173
	PCCW Ltd.	31,035,641	14,002
	ASM Pacific Technology Ltd.	2,288,801	13,875
	Hysan Development Co. Ltd.	4,480,079	11,274
[2]	BOC Aviation Ltd.	1,566,567	11,075
	Pacific Basin Shipping Ltd.	35,457,261	10,949
	Hang Lung Group Ltd.	6,514,993	10,517
	L'Occitane International SA	3,346,567	10,089
	NWS Holdings Ltd.	10,550,458	9,518
	Swire Pacific Ltd. Class B	7,974,458	9,313
[2]	Js Global Lifestyle Co. Ltd.	9,070,125	8,735
	Kerry Properties Ltd.	4,475,279	8,483
*,1	AAC Technologies Holdings Inc.	5,122,831	7,962
	Bank of East Asia Ltd.	7,168,504	7,840
*,1	Cathay Pacific Airways Ltd.	7,381,453	7,761
*	NagaCorp Ltd.	11,439,244	7,492
*,1	Vitasoy International Holdings Ltd.	6,001,174	7,462
	Fortune REIT	10,002,182	7,288
	Man Wah Holdings Ltd.	11,429,503	7,237
	VTech Holdings Ltd.	1,223,019	7,012
*	Wynn Macau Ltd.	10,793,116	6,879
	Yue Yuen Industrial Holdings Ltd.	5,229,366	6,670
*,1	SJM Holdings Ltd.	17,249,247	6,406
	United Energy Group Ltd.	56,073,098	6,399
*	HUTCHMED China Ltd.	3,692,545	6,132
	Luk Fook Holdings International Ltd.	2,519,653	5,947
*	Shangri-La Asia Ltd.	8,082,314	5,613
	Champion REIT	14,794,036	5,214
	Dairy Farm International Holdings Ltd.	2,264,605	5,211
	First Pacific Co. Ltd.	16,954,433	5,155
	HKBN Ltd.	5,905,993	4,580
*	Melco International Development Ltd.	5,899,627	4,556
*	MMG Ltd.	18,611,153	4,429
*,1,2	Sirnaomics Ltd.	517,587	4,299
*,1	Theme International Holdings Ltd.	36,508,893	3,648
	CITIC Telecom International Holdings Ltd.	10,914,932	3,530
	Jinchuan Group International Resources Co. Ltd.	36,148,802	3,486
*,1	Realord Group Holdings Ltd.	2,777,595	3,332
	Stella International Holdings Ltd.	3,305,448	3,279
	Kerry Logistics Network Ltd.	2,045,005	3,277
	Nexteer Automotive Group Ltd.	6,039,777	3,265
[1]	Huabao International Holdings Ltd.	7,069,172	3,258
*	China Travel International Investment Hong Kong Ltd.	18,470,609	3,232
*	Cowell e Holdings Inc.	2,208,722	3,231
	Sunlight REIT	8,301,663	3,182
[1]	LK Technology Holdings Ltd.	2,692,966	3,042
*,1,3	Vobile Group Ltd.	10,745,230	2,997
*,2	Hua Medicine	6,404,033	2,968
	Cafe de Coral Holdings Ltd.	2,388,597	2,963
*,1	MGM China Holdings Ltd.	5,381,609	2,958

		Shares	Market Value ($000)
	K Wah International Holdings Ltd.	9,354,489	2,904
	Johnson Electric Holdings Ltd.	2,758,127	2,753
	VSTECS Holdings Ltd.	4,882,750	2,735
	Dah Sing Financial Holdings Ltd.	1,124,107	2,554
	SUNeVision Holdings Ltd.	4,693,962	2,491
[1]	Hong Kong Technology Venture Co. Ltd.	3,861,959	2,356
	Prosperity REIT	8,484,983	2,148
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,801,616	2,018
*,1	Lifestyle International Holdings Ltd.	3,326,832	1,924
	IGG Inc.	6,245,344	1,918
*	Esprit Holdings Ltd. (XHKG)	20,069,718	1,886
	EC Healthcare	3,025,207	1,869
	Far East Consortium International Ltd.	8,294,460	1,853
	Chow Sang Sang Holdings International Ltd.	1,748,991	1,776
	Truly International Holdings Ltd.	11,484,294	1,774
*	Haitong International Securities Group Ltd.	20,659,843	1,758
	Dah Sing Banking Group Ltd.	2,642,423	1,748
	Value Partners Group Ltd.	6,668,044	1,576
	Sun Hung Kai & Co. Ltd.	4,272,130	1,539
	United Laboratories International Holdings Ltd.	3,707,064	1,539
	Giordano International Ltd.	8,467,774	1,516
	Texhong Textile Group Ltd.	2,224,858	1,515
*,1	C-Mer Eye Care Holdings Ltd.	3,381,601	1,474
	SmarTone Telecommunications Holdings Ltd.	2,725,909	1,428
*,1,2	Fosun Tourism Group	1,540,200	1,424
	Dynam Japan Holdings Co. Ltd.	1,779,917	1,397
*	OCI International Holdings Ltd.	6,846,566	1,395
*,1,2	Jacobio Pharmaceuticals Group Co. Ltd.	2,603,812	1,394
*,3	Convoy	62,200,399	1,323
	Hutchison Telecommunications Hong Kong Holdings Ltd.	8,868,014	1,299
	Asia Cement China Holdings Corp.	3,078,794	1,258
	Guotai Junan International Holdings Ltd.	17,087,503	1,257
*	Shun Tak Holdings Ltd.	9,005,763	1,256
*	Apollo Future Mobility Group Ltd.	43,175,237	1,210
*,2	Frontage Holdings Corp.	4,596,348	1,208
[2]	Crystal International Group Ltd.	3,723,261	1,177
	Vesync Co. Ltd.	2,690,865	1,077
*,1	Sa Sa International Holdings Ltd.	7,488,035	1,036
[1]	Powerlong Real Estate Holdings Ltd.	10,225,943	1,036
*,1,2	FIT Hon Teng Ltd.	8,204,481	962
	CITIC Resources Holdings Ltd.	17,603,284	926
*	Television Broadcasts Ltd.	1,993,005	881
*,1,2	Antengene Corp. Ltd.	1,953,569	856
*	Chinese Estates Holdings Ltd.	3,163,788	830
	Singamas Container Holdings Ltd.	10,297,574	783
*,1,2	Everest Medicines Ltd.	689,009	654
*,1,2	JW Cayman Therapeutics Co. Ltd. (XHKG)	1,542,426	618
*,1	Digital Domain Holdings Ltd.	15,891,399	617
	Texwinca Holdings Ltd.	4,482,702	603
[1]	CMBC Capital Holdings Ltd.	2,532,178	599
	Road King Infrastructure Ltd.	1,600,524	586
	Powerlong Commercial Management Holdings Ltd.	1,266,184	529
[2]	IMAX China Holding Inc.	717,921	511
[1]	China Tobacco International HK Co. Ltd.	423,456	441
*,1,2	VPower Group International Holdings Ltd.	4,697,279	439
[1]	Glory Sun Financial Group Ltd.	194,243,936	418
	Lee's Pharmaceutical Holdings Ltd.	1,910,745	402
*,3	Brightoil	10,098,301	257

		Shares	Market Value ($000)
*	Macau Legend Development Ltd.	5,947,619	190
*,3	MH Development NPV	2,274,000	—
*,3	Agritrade Resources Ltd.	14,695,000	—
			3,198,909
Ireland (0.2%)
	Kerry Group plc Class A	1,148,188	102,341
	Kingspan Group plc	1,125,853	50,725
	Bank of Ireland Group plc	6,795,449	43,586
	AIB Group plc	6,807,878	16,567
	Glanbia plc (XDUB)	1,362,857	15,745
*	Dalata Hotel Group plc	1,682,278	4,650
*,3	Irish Bank Resolution Corp.	257,065	—
			233,614
Israel (0.7%)
	Bank Leumi Le-Israel BM	11,450,768	97,798
*	Nice Ltd.	473,012	89,008
	Bank Hapoalim BM	9,973,852	84,194
*	Teva Pharmaceutical Industries Ltd.	7,429,988	59,288
	Israel Discount Bank Ltd. Class A	9,226,794	46,460
	ICL Group Ltd.	5,376,221	43,087
	Mizrahi Tefahot Bank Ltd.	1,021,731	35,770
*	Tower Semiconductor Ltd.	813,694	35,519
	Elbit Systems Ltd.	182,019	34,462
	Bezeq The Israeli Telecommunication Corp. Ltd.	15,151,208	24,768
	Azrieli Group Ltd.	272,714	18,612
*	Nova Ltd.	214,374	18,411
	First International Bank of Israel Ltd.	389,763	15,760
*	Enlight Renewable Energy Ltd.	7,042,580	14,843
	Mivne Real Estate KD Ltd.	4,865,210	14,304
	Shufersal Ltd.	1,988,179	12,431
	Big Shopping Centers Ltd.	100,648	11,199
*	Israel Corp. Ltd.	27,307	10,481
	Alony Hetz Properties & Investments Ltd.	791,519	9,461
*	Delek Group Ltd.	57,984	9,154
*	Melisron Ltd.	126,720	8,511
	Phoenix Holdings Ltd.	893,694	8,459
*	Paz Oil Co. Ltd.	74,031	8,091
*	Clal Insurance Enterprises Holdings Ltd.	475,152	8,034
*	Airport City Ltd.	506,651	8,016
	Strauss Group Ltd.	312,811	7,411
	Electra Ltd.	13,153	7,359
	Amot Investments Ltd.	1,260,079	7,204
	Harel Insurance Investments & Financial Services Ltd.	817,834	7,189
	REIT 1 Ltd.	1,391,891	7,056
	Shapir Engineering and Industry Ltd.	836,492	6,752
*	Shikun & Binui Ltd.	1,663,465	6,718
*	OPC Energy Ltd.	601,951	6,694
	Ashtrom Group Ltd.	282,486	5,913
	Fox Wizel Ltd.	50,823	5,755
*	Partner Communications Co. Ltd.	785,618	5,661
	Energix-Renewable Energies Ltd.	1,457,065	5,658
	FIBI Holdings Ltd.	125,535	5,638
*	Perion Network Ltd.	294,607	5,630
	Hilan Ltd.	104,912	5,604
	Matrix IT Ltd.	232,497	5,257
	Delek Automotive Systems Ltd.	380,844	5,142
	One Software Technologies Ltd.	313,397	4,733

		Shares	Market Value ($000)
*	Fattal Holdings 1998 Ltd.	48,725	4,709
	Formula Systems 1985 Ltd.	56,279	4,571
*	Camtek Ltd.	194,036	4,490
	Sapiens International Corp. NV	229,365	4,474
	Elco Ltd.	72,340	4,271
	Mega Or Holdings Ltd.	146,828	4,261
	Kenon Holdings Ltd.	121,651	4,140
	Summit Real Estate Holdings Ltd.	295,225	4,127
	AudioCodes Ltd.	185,257	3,999
	Maytronics Ltd.	322,989	3,983
*	Equital Ltd.	135,767	3,955
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	54,860	3,931
	Sella Capital Real Estate Ltd.	1,605,505	3,878
	Isracard Ltd.	1,399,762	3,837
	Oil Refineries Ltd.	10,995,081	3,751
	Danel Adir Yeoshua Ltd.	34,119	3,568
	Israel Canada T.R Ltd.	1,035,369	3,432
*	Cellcom Israel Ltd.	671,413	3,406
	AFI Properties Ltd.	94,771	3,375
	Migdal Insurance & Financial Holdings Ltd.	2,427,607	3,226
	Delta Galil Industries Ltd.	67,026	3,097
*	Menora Mivtachim Holdings Ltd.	161,434	3,091
*	Gazit-Globe Ltd.	541,616	2,529
	Gav-Yam Lands Corp. Ltd.	206,161	1,696
	IDI Insurance Co. Ltd.	57,444	1,554
*	Naphtha Israel Petroleum Corp. Ltd.	232,726	1,218
*	Gilat Satellite Networks Ltd.	205,065	1,070
*	Kamada Ltd.	209,172	925
*	Allot Ltd.	231,923	881
*	Compugen Ltd.	573,940	431
			933,371
Italy (2.0%)
	Enel SpA	57,837,576	237,205
	Intesa Sanpaolo SpA	123,622,209	204,350
	Eni SpA	18,129,992	192,698
	Stellantis NV	15,091,550	178,268
	Ferrari NV	895,800	165,890
	UniCredit SpA	14,605,332	147,866
	Assicurazioni Generali SpA	10,246,252	139,906
	Atlantia SpA	3,974,532	87,701
	CNH Industrial NV	7,342,509	82,179
	Snam SpA (MTAA)	16,569,894	66,974
	Terna - Rete Elettrica Nazionale	10,481,822	63,840
	Moncler SpA	1,515,307	61,862
	Prysmian SpA	1,962,705	56,220
	FinecoBank Banca Fineco SpA	4,535,214	56,012
	EXOR NV	761,417	48,863
*,2	Nexi SpA	5,638,949	45,552
	Tenaris SA	3,476,078	44,977
	Mediobanca Banca di Credito Finanziario SpA	4,823,744	37,744
	Davide Campari-Milano NV	3,714,472	32,864
	Banco BPM SpA	10,222,605	26,730
	Recordati Industria Chimica e Farmaceutica SpA	720,509	26,370
[2]	Poste Italiane SpA	3,384,423	25,569
	Amplifon SpA	955,453	24,894
[2]	Infrastrutture Wireless Italiane SpA	2,601,669	22,698
	Leonardo SpA	2,968,663	21,019
	Interpump Group SpA	593,932	19,209

		Shares	Market Value ($000)
	DiaSorin SpA	164,803	18,391
	Reply SpA	168,421	17,543
	Italgas SpA	3,643,957	16,922
*	Telecom Italia SpA	79,065,100	14,624
	Unipol Gruppo SpA	3,567,237	13,855
	ERG SpA	490,909	13,514
	Hera SpA	5,829,859	12,388
	Brunello Cucinelli SpA	250,952	12,136
	BPER Banca	7,871,717	12,064
[2]	Pirelli & C SpA	3,639,381	11,854
	Banca Generali SpA	417,715	11,585
	Azimut Holding SpA	805,679	11,492
	Banca Mediolanum SpA	1,808,647	11,326
	A2A SpA	11,420,394	11,094
	Banca Popolare di Sondrio SpA	2,847,082	9,401
[2]	BFF Bank SpA	1,360,212	9,034
	Brembo SpA	1,088,724	8,981
	Buzzi Unicem SpA	632,143	8,942
*	Autogrill SpA	1,405,799	8,631
*	Telecom Italia SpA Savings Shares	46,014,729	8,288
	De' Longhi SpA	515,036	7,528
	Salvatore Ferragamo SpA	504,001	7,072
*	Iveco Group NV	1,444,297	6,811
*,2	Enav SpA	1,836,064	6,681
	UnipolSai Assicurazioni SpA	3,130,273	6,492
	Iren SpA	4,804,527	6,334
[2]	Technogym SpA	967,286	6,026
[2]	Carel Industries SpA	323,619	6,022
	Sesa SpA	52,957	5,733
[2]	Anima Holding SpA	1,681,681	4,773
	Tamburi Investment Partners SpA	742,742	4,762
	El.En. SpA	386,360	4,349
	SOL SpA	276,629	4,245
*	Saras SpA	4,101,321	3,899
	Danieli & C Officine Meccaniche SpA Savings Shares	291,711	3,478
	ACEA SpA	309,720	3,363
	Credito Emiliano SpA	588,233	3,318
	Sanlorenzo SpA	98,261	3,154
*,2	GVS SpA	522,775	3,053
[2]	RAI Way SpA	667,310	3,046
[1]	Webuild SpA (MTAA)	2,335,947	2,846
*	Intercos SpA	276,382	2,832
[1]	Maire Tecnimont SpA	1,175,679	2,755
*,1	Tod's SpA	63,801	2,598
	Zignago Vetro SpA	238,396	2,572
	Tinexta SpA	137,823	2,551
	Piaggio & C SpA	1,234,892	2,486
	Gruppo MutuiOnline SpA	119,414	2,337
	MARR SpA	246,110	2,315
*	CIR SpA-Compagnie Industriali	5,746,689	2,220
[2]	doValue SpA	417,805	2,201
	Italmobiliare SpA	89,857	2,061
	Banca IFIS SpA	170,410	1,882
	Cementir Holding NV	335,299	1,827
*,1	Fincantieri SpA	3,563,225	1,614
	Salcef SpA	112,887	1,537
	MFE-MediaForEurope NV Class A	5,236,921	1,534
	Danieli & C Officine Meccaniche SpA	90,460	1,531

		Shares	Market Value ($000)
	Alerion Cleanpower SpA	46,878	1,506
	Immobiliare Grande Distribuzione SIIQ SpA	540,616	1,476
	Arnoldo Mondadori Editore SpA	916,963	1,371
	Biesse SpA	101,247	1,121
*,1	Juventus Football Club SpA	3,973,986	1,117
[1]	MFE-MediaForEurope NV Class B	2,012,358	886
	Datalogic SpA	136,010	862
*,1	Banca Monte dei Paschi di Siena SpA	21,524	502
	Rizzoli Corriere Della Sera Mediagroup SpA	735,649	473
*,1	Webuild SpA	196,679	24
			2,508,701
Japan (21.0%)
	Toyota Motor Corp.	90,342,978	1,180,824
	Sony Group Corp.	9,196,948	592,417
	Keyence Corp.	1,450,545	479,493
	Mitsubishi UFJ Financial Group Inc.	89,325,878	404,658
	Daiichi Sankyo Co. Ltd.	13,995,409	391,184
	KDDI Corp.	12,172,613	355,882
	Nintendo Co. Ltd.	7,814,890	315,208
	Daikin Industries Ltd.	1,973,465	303,655
	Recruit Holdings Co. Ltd.	10,274,607	295,967
	Takeda Pharmaceutical Co. Ltd.	11,219,432	291,344
	Hitachi Ltd.	6,808,337	289,736
	Shin-Etsu Chemical Co. Ltd.	2,913,764	288,337
	Honda Motor Co. Ltd.	12,599,210	273,476
	Tokyo Electron Ltd.	1,101,027	271,287
	Sumitomo Mitsui Financial Group Inc.	9,651,098	267,543
	SoftBank Group Corp.	7,784,756	263,834
	Hoya Corp.	2,630,328	253,455
	Tokio Marine Holdings Inc.	14,054,661	249,795
	Mitsui & Co. Ltd.	11,592,165	246,679
	Mitsubishi Corp.	8,815,618	241,109
	ITOCHU Corp.	9,960,219	240,419
	Nippon Telegraph & Telephone Corp.	8,790,999	237,114
	Seven & i Holdings Co. Ltd.	5,726,118	230,018
	Mizuho Financial Group Inc.	18,852,878	204,075
	Softbank Corp.	20,329,491	203,009
	Fast Retailing Co. Ltd.	382,912	202,922
	FANUC Corp.	1,428,978	200,649
	Murata Manufacturing Co. Ltd.	4,239,805	195,146
	Nidec Corp.	3,417,226	191,283
	Oriental Land Co. Ltd.	1,395,558	189,278
	Astellas Pharma Inc.	13,619,238	180,418
	Olympus Corp.	9,335,377	179,592
	SMC Corp.	419,812	170,851
	Canon Inc.	7,296,047	159,364
	Central Japan Railway Co.	1,348,826	158,340
	Denso Corp.	3,333,090	152,399
	Fujitsu Ltd.	1,381,839	151,521
	Japan Tobacco Inc.	8,808,796	144,753
	Kao Corp.	3,395,843	138,178
	Terumo Corp.	4,907,336	137,946
	East Japan Railway Co.	2,687,407	137,822
	Bridgestone Corp.	4,255,430	137,625
	Mitsubishi Electric Corp.	14,469,614	130,922
	Mitsui Fudosan Co. Ltd.	6,766,365	128,899
	ORIX Corp.	8,900,088	124,682
	Komatsu Ltd.	6,818,243	124,149

		Shares	Market Value ($000)
	Chugai Pharmaceutical Co. Ltd.	4,843,752	121,012
	FUJIFILM Holdings Corp.	2,633,682	120,293
	Dai-ichi Life Holdings Inc.	7,298,350	116,046
	Kyocera Corp.	2,262,528	113,983
	Asahi Group Holdings Ltd.	3,615,815	112,727
	Kubota Corp.	8,054,350	111,930
	Toshiba Corp.	3,136,271	111,731
	Panasonic Corp.	15,875,604	111,479
	Mitsubishi Estate Co. Ltd.	8,378,716	110,399
	Japan Post Holdings Co. Ltd.	16,058,730	106,393
	Eisai Co. Ltd.	1,969,362	105,674
[1]	Suzuki Motor Corp.	3,367,259	104,823
	Sumitomo Corp.	8,349,878	103,158
	Shiseido Co. Ltd.	2,893,502	101,409
	Marubeni Corp.	11,504,203	100,380
	Otsuka Holdings Co. Ltd.	3,121,601	98,845
	Aeon Co. Ltd.	5,233,598	97,730
	Shionogi & Co. Ltd.	2,020,897	97,598
	Ajinomoto Co. Inc.	3,560,651	97,317
	Daiwa House Industry Co. Ltd.	4,774,019	97,068
	Unicharm Corp.	2,890,462	94,821
	Sompo Holdings Inc.	2,366,521	94,688
	Bandai Namco Holdings Inc.	1,450,182	94,506
	MS&AD Insurance Group Holdings Inc.	3,435,364	90,978
	Shimano Inc.	571,962	89,492
	M3 Inc.	3,135,807	87,557
	Kirin Holdings Co. Ltd.	5,568,600	85,788
[1]	Nippon Steel Corp.	6,079,401	84,372
	TDK Corp.	2,672,270	82,494
	Secom Co. Ltd.	1,437,202	81,948
	Kikkoman Corp.	1,353,900	76,754
	Sumitomo Mitsui Trust Holdings Inc.	2,682,730	76,296
*	Renesas Electronics Corp.	9,042,987	75,810
	Sysmex Corp.	1,410,990	75,398
	Nomura Holdings Inc.	22,279,224	73,808
	Ono Pharmaceutical Co. Ltd.	3,116,706	72,802
	Nomura Research Institute Ltd.	2,900,137	70,831
	Mitsubishi Heavy Industries Ltd.	2,124,899	70,673
[1]	ENEOS Holdings Inc.	21,639,724	69,791
	Sekisui House Ltd.	4,202,082	69,596
	Inpex Corp.	7,374,263	68,780
	Subaru Corp.	4,529,979	68,459
	Sumitomo Realty & Development Co. Ltd.	2,941,188	66,889
	Obic Co. Ltd.	496,021	66,513
	West Japan Railway Co.	1,718,955	65,706
	Advantest Corp.	1,413,596	65,281
	Omron Corp.	1,365,725	62,574
	NEC Corp.	1,952,722	62,527
	Asahi Kasei Corp.	9,200,208	60,973
[1]	Nippon Yusen KK	3,583,899	60,833
	NTT Data Corp.	4,679,592	60,447
	Nitto Denko Corp.	1,089,524	58,993
	Resona Holdings Inc.	16,037,217	58,688
	Toyota Industries Corp.	1,190,543	56,873
	Lasertec Corp.	565,361	56,865
	Sumitomo Electric Industries Ltd.	5,597,839	56,827
	Yakult Honsha Co. Ltd.	962,525	55,889
	Toray Industries Inc.	11,282,107	55,529

		Shares	Market Value ($000)
	Yaskawa Electric Corp.	1,917,509	55,182
	Japan Exchange Group Inc.	3,933,452	53,161
	Nexon Co. Ltd.	2,972,815	52,523
	Pan Pacific International Holdings Corp.	2,975,538	52,491
	Shimadzu Corp.	1,998,354	52,429
	Tokyo Gas Co. Ltd.	3,096,578	52,274
	Z Holdings Corp.	19,393,710	51,406
	Toyota Tsusho Corp.	1,658,713	51,378
	Nippon Paint Holdings Co. Ltd.	7,545,781	50,971
	Sumitomo Metal Mining Co. Ltd.	1,761,395	50,475
	Nippon Building Fund Inc.	11,335	49,879
	Hankyu Hanshin Holdings Inc.	1,616,441	48,649
	Chubu Electric Power Co. Inc.	5,198,481	46,753
	Nitori Holdings Co. Ltd.	556,837	46,730
	Trend Micro Inc.	867,192	46,709
	Nissan Motor Co. Ltd.	14,373,429	46,320
	Disco Corp.	207,423	45,727
	TIS Inc.	1,708,603	45,363
	Kansai Electric Power Co. Inc.	5,405,599	45,225
	Daito Trust Construction Co. Ltd.	478,750	44,783
	MINEBEA MITSUMI Inc.	3,023,298	44,726
	MISUMI Group Inc.	2,075,850	44,698
	Kintetsu Group Holdings Co. Ltd.	1,335,610	44,467
[1]	Mitsui OSK Lines Ltd.	2,477,110	44,322
	Osaka Gas Co. Ltd.	2,931,676	44,198
	Dentsu Group Inc.	1,542,792	43,858
	Nissan Chemical Corp.	977,402	43,664
[1]	Mitsubishi Chemical Holdings Corp.	9,465,494	43,360
	SG Holdings Co. Ltd.	3,155,071	43,214
[1]	MEIJI Holdings Co. Ltd.	968,337	42,985
	AGC Inc.	1,373,473	42,759
	Kyowa Kirin Co. Ltd.	1,854,301	42,634
	Daiwa Securities Group Inc.	10,822,416	42,477
	Yamaha Motor Co. Ltd.	2,264,403	42,426
	Isuzu Motors Ltd.	3,829,955	42,350
	Tokyu Corp.	3,629,857	41,397
	Hamamatsu Photonics KK	950,697	40,749
	Yamaha Corp.	1,129,618	40,140
	Rohm Co. Ltd.	612,020	40,109
	Japan Real Estate Investment Corp.	9,668	39,884
	Dai Nippon Printing Co. Ltd.	1,956,829	39,204
	MatsukiyoCocokara & Co.	912,291	39,131
	Sumitomo Chemical Co. Ltd.	11,247,611	38,687
	Japan Metropolitan Fund Investment	51,224	38,460
	Idemitsu Kosan Co. Ltd.	1,743,945	37,902
	Nippon Prologis REIT Inc.	17,217	37,747
	Taisei Corp.	1,349,561	37,428
*	Tokyo Electric Power Co. Holdings Inc.	11,556,157	36,941
	Nomura Real Estate Master Fund Inc.	33,297	36,801
	Yamato Holdings Co. Ltd.	2,448,381	36,768
	T&D Holdings Inc.	3,782,234	35,950
	TOTO Ltd.	1,074,525	35,882
	Tobu Railway Co. Ltd.	1,507,427	35,534
[1]	JFE Holdings Inc.	3,820,911	35,479
	Makita Corp.	1,817,437	35,268
	Nissin Foods Holdings Co. Ltd.	505,079	35,108
	GLP J-REIT	31,565	35,007
	Fuji Electric Co. Ltd.	934,811	34,262

		Shares	Market Value ($000)
	Capcom Co. Ltd.	1,344,817	33,859
	Daifuku Co. Ltd.	717,721	33,760
	Suntory Beverage & Food Ltd.	934,117	33,244
	Aisin Corp.	1,288,647	33,169
	Daiwa House REIT Investment Corp.	15,857	33,117
	SBI Holdings Inc.	1,800,106	32,303
[1]	Konami Holdings Corp.	697,247	32,284
	Obayashi Corp.	4,993,934	32,051
[1]	Ricoh Co. Ltd.	4,319,406	31,628
	Keio Corp.	856,727	31,219
	Hirose Electric Co. Ltd.	236,404	31,003
	Kajima Corp.	3,222,869	30,548
	Sekisui Chemical Co. Ltd.	2,477,235	30,306
	TOPPAN Inc.	2,030,372	30,245
	Toho Co. Ltd. (XTKS)	830,971	30,216
	Brother Industries Ltd.	1,728,380	29,860
	Odakyu Electric Railway Co. Ltd.	2,276,681	29,335
	Kurita Water Industries Ltd.	816,684	28,995
	SUMCO Corp.	2,485,821	28,962
	Lixil Corp.	1,931,968	28,347
	Yokogawa Electric Corp.	1,796,489	28,302
	Mazda Motor Corp.	4,237,128	28,135
	Keisei Electric Railway Co. Ltd.	1,027,658	27,996
	Toyo Suisan Kaisha Ltd.	670,837	27,664
[1]	Seiko Epson Corp.	2,002,385	27,341
	MonotaRO Co. Ltd.	1,736,515	26,647
	Kobayashi Pharmaceutical Co. Ltd.	447,804	26,243
	CyberAgent Inc.	3,115,837	26,236
	NIPPON Experes Holding Inc.	513,397	26,095
	Rakuten Group Inc.	6,080,810	26,023
	BayCurrent Consulting Inc.	100,258	26,010
[1]	Kawasaki Kisen Kaisha Ltd.	1,853,238	25,840
	NGK Spark Plug Co. Ltd.	1,444,076	25,612
[1]	Sojitz Corp.	1,725,322	25,279
	Concordia Financial Group Ltd.	8,127,335	25,222
	Kyushu Railway Co.	1,165,277	25,151
	Mitsui Chemicals Inc.	1,284,684	25,041
	Kobe Bussan Co. Ltd.	1,036,874	24,944
	Orix JREIT Inc.	19,490	24,927
	Square Enix Holdings Co. Ltd.	577,214	24,879
[1]	JSR Corp.	1,299,950	24,651
	Azbil Corp.	942,608	24,571
	Oji Holdings Corp.	6,575,881	24,401
	Chiba Bank Ltd.	4,497,114	24,353
	Persol Holdings Co. Ltd.	1,311,237	24,256
	USS Co. Ltd.	1,542,531	23,823
	Otsuka Corp.	758,539	23,657
	NGK Insulators Ltd.	1,898,587	23,631
	Advance Residence Investment Corp.	9,622	23,601
	Marui Group Co. Ltd.	1,419,428	23,523
	Hoshizaki Corp.	842,625	23,501
	Taiyo Yuden Co. Ltd.	909,448	23,471
	Tokyu Fudosan Holdings Corp.	4,517,197	23,456
	Koito Manufacturing Co. Ltd.	1,707,374	23,343
	Asahi Intecc Co. Ltd.	1,457,895	23,251
	Rohto Pharmaceutical Co. Ltd.	721,790	23,161
	Tosoh Corp.	2,072,611	23,100
	United Urban Investment Corp.	22,064	22,870

		Shares	Market Value ($000)
	Hulic Co. Ltd.	3,089,702	22,764
	Nikon Corp.	2,365,198	22,415
	Nagoya Railroad Co. Ltd.	1,448,832	22,289
	Nihon M&A Center Holdings Inc.	1,940,184	22,190
	Kose Corp.	214,146	22,079
	Isetan Mitsukoshi Holdings Ltd.	2,601,340	22,065
*,3	Shizuoka Bank Ltd.	3,647,963	22,060
*	ANA Holdings Inc.	1,172,388	22,055
	Ebara Corp.	676,640	22,048
*	Hitachi Metals Ltd.	1,458,215	21,938
	Ibiden Co. Ltd.	798,183	21,821
	Japan Post Bank Co. Ltd.	3,052,105	21,335
	Fukuoka Financial Group Inc.	1,187,642	21,151
	Tokyo Tatemono Co. Ltd.	1,470,332	20,921
	GMO Payment Gateway Inc.	304,850	20,898
	Lion Corp.	1,827,554	20,652
	Haseko Corp.	1,901,062	20,621
	Japan Post Insurance Co. Ltd.	1,459,322	20,439
	IHI Corp.	952,990	20,383
	Mitsubishi HC Capital Inc. (XTKS)	4,732,541	20,342
	Asics Corp.	1,264,540	20,139
	JGC Holdings Corp.	1,610,557	19,982
	Bank of Kyoto Ltd.	536,040	19,686
[1]	Nippon Shinyaku Co. Ltd.	384,512	19,618
*	Japan Airlines Co. Ltd.	1,086,748	19,461
	Shimizu Corp.	3,979,731	19,457
	NH Foods Ltd.	736,022	19,400
[1]	Nisshin Seifun Group Inc.	1,901,319	19,204
	Hikari Tsushin Inc.	161,579	18,981
	Keihan Holdings Co. Ltd.	727,229	18,895
	Showa Denko KK	1,324,668	18,829
	Keikyu Corp.	1,852,064	18,778
	Rinnai Corp.	260,827	18,743
	Kansai Paint Co. Ltd.	1,313,873	18,628
	Nomura Real Estate Holdings Inc.	821,817	18,560
	Japan Prime Realty Investment Corp.	6,793	18,479
	Kyushu Electric Power Co. Inc.	3,451,289	18,400
	Yamada Denki Co. Ltd.	5,502,000	18,105
	NOF Corp.	497,501	17,971
	Open House Co. Ltd.	530,037	17,906
[1]	Zensho Holdings Co. Ltd.	719,056	17,777
	Koei Tecmo Holdings Co. Ltd.	1,076,348	17,718
[1]	Santen Pharmaceutical Co. Ltd.	2,618,102	17,597
	Mitsubishi Gas Chemical Co. Inc.	1,330,810	17,499
	Skylark Holdings Co. Ltd.	1,641,178	17,489
	Kuraray Co. Ltd.	2,492,170	17,423
	Sekisui House REIT Inc.	30,900	17,367
[1]	Electric Power Development Co. Ltd.	1,226,423	17,343
	Nabtesco Corp.	837,322	17,129
	TechnoPro Holdings Inc.	799,330	17,027
	Ito En Ltd.	420,912	17,026
	Nippon Sanso Holdings Corp.	1,064,301	16,823
	Stanley Electric Co. Ltd.	1,071,301	16,820
	Itochu Techno-Solutions Corp.	715,807	16,779
*	Mitsubishi Motors Corp.	4,667,747	16,757
	Japan Hotel REIT Investment Corp.	33,408	16,697
*	Japan Airport Terminal Co. Ltd.	397,896	16,629
	Nankai Electric Railway Co. Ltd.	812,065	16,600

		Shares	Market Value ($000)
	Kawasaki Heavy Industries Ltd.	1,090,307	16,538
	Tohoku Electric Power Co. Inc.	3,500,058	16,453
	ZOZO Inc.	814,029	16,295
	Kakaku.com Inc.	954,806	16,180
	SCREEN Holdings Co. Ltd.	297,772	16,157
	NSK Ltd.	3,277,279	16,073
	Sega Sammy Holdings Inc.	1,173,919	15,988
	Industrial & Infrastructure Fund Investment Corp.	14,086	15,961
	Nippon Accommodations Fund Inc.	3,482	15,796
	Tsuruha Holdings Inc.	269,754	15,794
	Activia Properties Inc.	5,379	15,776
[1]	Aozora Bank Ltd.	877,300	15,685
	Air Water Inc.	1,322,395	15,620
	Amada Co. Ltd.	2,297,557	15,612
	Welcia Holdings Co. Ltd.	738,984	15,594
	Sumitomo Heavy Industries Ltd.	839,608	15,551
	Sumitomo Forestry Co. Ltd.	1,014,121	15,438
[1]	Seibu Holdings Inc.	1,537,852	15,363
	THK Co. Ltd.	886,886	15,312
	J Front Retailing Co. Ltd.	1,842,208	14,991
	Miura Co. Ltd.	733,364	14,942
	Yokohama Rubber Co. Ltd.	971,119	14,926
	LaSalle Logiport REIT	13,267	14,842
	Tokyo Century Corp.	462,524	14,798
	SHO-BOND Holdings Co. Ltd.	341,334	14,748
[1]	Hitachi Construction Machinery Co. Ltd.	792,118	14,721
	Ryohin Keikaku Co. Ltd.	1,757,381	14,705
	Mebuki Financial Group Inc.	7,497,331	14,645
	Alfresa Holdings Corp.	1,243,640	14,494
	Hitachi Transport System Ltd.	240,607	14,383
	Iida Group Holdings Co. Ltd.	1,058,638	14,330
	Denka Co. Ltd.	648,397	14,258
	SCSK Corp.	934,108	14,142
	Japan Logistics Fund Inc.	6,550	14,044
[1]	Cosmo Energy Holdings Co. Ltd.	544,123	14,038
	Iwatani Corp.	371,982	14,007
[1]	Casio Computer Co. Ltd.	1,576,166	13,834
	Goldwin Inc.	261,626	13,830
	AEON REIT Investment Corp.	12,717	13,736
[1]	COMSYS Holdings Corp.	806,244	13,680
	Mitsui Fudosan Logistics Park Inc.	3,994	13,669
	Medipal Holdings Corp.	1,074,256	13,662
	Shimamura Co. Ltd.	161,098	13,633
	Credit Saison Co. Ltd.	1,152,153	13,502
	Kenedix Office Investment Corp.	2,843	13,407
	Teijin Ltd.	1,373,866	13,323
	Frontier Real Estate Investment Corp.	3,551	13,096
	Kamigumi Co. Ltd.	708,305	13,077
	Toho Gas Co. Ltd.	654,153	12,981
	Cosmos Pharmaceutical Corp.	130,754	12,929
	Mitsubishi Materials Corp.	932,811	12,816
	Oracle Corp. Japan	241,770	12,815
	Mori Hills REIT Investment Corp.	11,835	12,814
	Nichirei Corp.	774,440	12,759
	Nifco Inc.	610,367	12,756
	Toyo Seikan Group Holdings Ltd.	1,055,142	12,739
	Kewpie Corp.	772,871	12,720
	Ulvac Inc.	356,138	12,584

		Shares	Market Value ($000)
	Hakuhodo DY Holdings Inc.	1,782,329	12,549
	Kadokawa Corp.	684,144	12,544
	Sohgo Security Services Co. Ltd.	498,247	12,537
	Internet Initiative Japan Inc.	817,624	12,515
	Sanwa Holdings Corp.	1,451,631	12,468
	Suzuken Co. Ltd.	545,856	12,437
	Zenkoku Hosho Co. Ltd.	372,943	12,404
	Taisho Pharmaceutical Holdings Co. Ltd.	337,901	12,374
	Takashimaya Co. Ltd.	1,042,337	12,343
*	Park24 Co. Ltd.	945,542	12,274
	Hisamitsu Pharmaceutical Co. Inc.	515,563	12,103
	Taiheiyo Cement Corp.	854,103	12,061
	Dowa Holdings Co. Ltd.	335,747	12,039
	Relo Group Inc.	789,781	11,968
	Kagome Co. Ltd.	572,246	11,920
	Sundrug Co. Ltd.	489,537	11,912
	Pigeon Corp.	809,082	11,828
	Daiwa Securities Living Investments Corp.	14,886	11,800
	Lawson Inc.	360,138	11,782
	Fujikura Ltd.	1,973,366	11,770
	Kaneka Corp.	468,844	11,709
	Nihon Kohden Corp.	548,903	11,662
	NET One Systems Co. Ltd.	596,952	11,588
	Calbee Inc.	540,521	11,575
	INFRONEER Holdings Inc.	1,705,491	11,560
	Invincible Investment Corp.	36,603	11,530
	Food & Life Cos. Ltd.	743,989	11,410
	Tokyo Ohka Kogyo Co. Ltd.	272,149	11,356
[1]	Chugoku Electric Power Co. Inc.	2,243,281	11,349
[1]	Fujitec Co. Ltd.	561,334	11,291
	Nishi-Nippon Railroad Co. Ltd.	565,860	11,277
	Horiba Ltd.	288,735	11,199
	Kenedix Residential Next Investment Corp.	7,558	11,192
	Nippon Gas Co. Ltd.	785,711	11,190
	Daicel Corp.	1,894,599	11,155
	ADEKA Corp.	736,440	10,996
	Hachijuni Bank Ltd.	3,298,849	10,961
	Comforia Residential REIT Inc.	4,807	10,955
	Ship Healthcare Holdings Inc.	581,045	10,915
[1]	Mitsubishi Logistics Corp.	462,576	10,902
	EXEO Group Inc.	750,244	10,847
	Hulic REIT Inc.	9,473	10,843
	Sumitomo Rubber Industries Ltd.	1,353,958	10,780
[1]	Alps Alpine Co. Ltd.	1,487,537	10,753
	Nagase & Co. Ltd.	783,789	10,695
	Anritsu Corp.	982,928	10,686
	JTEKT Corp.	1,670,631	10,629
[1]	Sanrio Co. Ltd.	412,722	10,613
	Penta-Ocean Construction Co. Ltd.	2,099,851	10,543
*	SHIFT Inc.	80,746	10,540
	Sugi Holdings Co. Ltd.	260,380	10,456
[1]	Shinko Electric Industries Co. Ltd.	487,659	10,454
	Tsumura & Co.	489,542	10,451
[1]	Konica Minolta Inc.	3,370,737	10,390
	Nihon Unisys Ltd.	478,278	10,365
	Sankyu Inc.	356,906	10,365
	House Foods Group Inc.	519,548	10,356
	NTT UD REIT Investment Corp.	10,106	10,329

		Shares	Market Value ($000)
	Yamazaki Baking Co. Ltd.	895,055	10,299
	Sapporo Holdings Ltd.	462,399	10,194
	Jeol Ltd.	310,036	10,177
	Daiseki Co. Ltd.	331,239	10,154
[1]	Fancl Corp.	507,189	10,094
	Coca-Cola Bottlers Japan Holdings Inc.	1,040,020	10,085
	Mabuchi Motor Co. Ltd.	371,384	10,084
	DIC Corp.	602,847	10,067
	Mitsubishi Estate Logistics REIT Investment Corp.	3,217	10,043
	Pilot Corp.	263,324	9,956
	Nippon Electric Glass Co. Ltd.	577,070	9,949
	Tokai Carbon Co. Ltd.	1,467,214	9,943
*,3	Iyo Bank Ltd.	2,037,460	9,849
[1]	Kobe Steel Ltd.	2,446,054	9,807
	Aeon Mall Co. Ltd.	877,841	9,779
	Sankyo Co. Ltd.	320,854	9,714
	Kinden Corp.	916,972	9,674
	Nippon Kayaku Co. Ltd.	1,207,998	9,672
	Ube Industries Ltd.	716,674	9,572
	Tokyu REIT Inc.	6,946	9,467
	Sotetsu Holdings Inc.	569,725	9,427
	Takara Holdings Inc.	1,286,696	9,399
	K's Holdings Corp	1,136,543	9,370
	Ezaki Glico Co. Ltd.	378,216	9,321
[1]	Sharp Corp.	1,560,594	9,306
	Daiwa Office Investment Corp.	1,996	9,285
	Meitec Corp.	586,649	9,282
	Hirogin Holdings Inc.	2,192,592	9,223
	Japan Steel Works Ltd.	467,073	9,210
[1]	Zeon Corp.	1,034,241	9,140
[1]	Bic Camera Inc.	1,063,259	9,072
	Maruichi Steel Tube Ltd.	441,627	9,043
	Nippon Shokubai Co. Ltd.	240,473	8,983
	Rengo Co. Ltd.	1,537,770	8,954
	DMG Mori Co. Ltd.	774,081	8,841
[1]	Toda Corp.	1,712,510	8,809
	GS Yuasa Corp.	561,395	8,760
	Ain Holdings Inc.	202,665	8,759
	Hoshino Resorts REIT Inc.	1,884	8,752
	Sumitomo Dainippon Pharma Co. Ltd.	1,225,901	8,719
	Fuji Soft Inc.	153,737	8,694
	Daiwabo Holdings Co. Ltd.	670,331	8,643
	Fujitsu General Ltd.	413,801	8,611
	Seven Bank Ltd.	4,787,123	8,577
	Topcon Corp.	767,823	8,563
	AEON Financial Service Co. Ltd.	861,749	8,552
[1]	NSD Co. Ltd.	501,605	8,539
	DeNA Co. Ltd.	670,405	8,494
	Yamaguchi Financial Group Inc.	1,593,710	8,485
	Ushio Inc.	816,580	8,482
	Mitsui Mining & Smelting Co. Ltd.	404,020	8,477
	ABC-Mart Inc.	194,585	8,395
[1]	Toyoda Gosei Co. Ltd.	554,274	8,392
	Aica Kogyo Co. Ltd.	386,375	8,368
	Fuji Corp.	637,400	8,341
	Hino Motors Ltd.	2,016,307	8,336
	FP Corp.	339,338	8,325
	NIPPON REIT Investment Corp.	3,264	8,320

		Shares	Market Value ($000)
[1]	Daiichikosho Co. Ltd.	294,443	8,299
	Tokyo Seimitsu Co. Ltd.	281,499	8,281
	Japan Excellent Inc.	8,955	8,265
	Seino Holdings Co. Ltd.	1,023,590	8,224
	Gunma Bank Ltd.	3,006,797	8,174
	Toyo Tire Corp.	750,467	8,169
	Katitas Co. Ltd.	366,663	8,163
	Amano Corp.	485,448	8,157
	Kureha Corp.	132,404	8,119
	Morinaga Milk Industry Co. Ltd.	276,925	8,118
	Kotobuki Spirits Co. Ltd.	140,309	8,082
	Sawai Group Holdings Co. Ltd.	288,201	8,072
[1]	Mitsui High-Tec Inc.	170,635	8,030
*	RENOVA Inc.	340,679	7,980
	Benesse Holdings Inc.	531,584	7,915
	Jafco Co. Ltd.	535,213	7,881
	Yoshinoya Holdings Co. Ltd.	485,551	7,872
	Kenedix Retail REIT Corp.	4,253	7,855
[1]	Citizen Watch Co. Ltd.	1,861,617	7,769
	Morinaga & Co. Ltd.	283,652	7,762
	Kokuyo Co. Ltd.	611,954	7,756
	Menicon Co. Ltd.	377,877	7,750
*,3	Chugoku Bank Ltd.	1,247,382	7,741
	Sakata Seed Corp.	231,893	7,714
	Heiwa Real Estate REIT Inc.	7,311	7,674
	Fuyo General Lease Co. Ltd.	140,215	7,654
	Dexerials Corp.	341,347	7,642
	As One Corp.	184,653	7,626
	Resorttrust Inc.	475,320	7,613
	Asahi Holdings Inc.	537,526	7,550
	GMO internet Inc.	429,956	7,547
*	PeptiDream Inc.	677,143	7,545
[1]	Kyoritsu Maintenance Co. Ltd.	181,594	7,503
	Furukawa Electric Co. Ltd.	470,937	7,466
	SMS Co. Ltd.	368,489	7,444
[1]	OKUMA Corp.	216,701	7,442
	Canon Marketing Japan Inc.	335,838	7,435
	Yamato Kogyo Co. Ltd.	244,854	7,419
	Nippon Suisan Kaisha Ltd.	1,969,301	7,411
	Kyushu Financial Group Inc.	2,790,028	7,391
	Hitachi Zosen Corp.	1,230,945	7,289
	PALTAC Corp.	236,619	7,282
	Inaba Denki Sangyo Co. Ltd.	384,308	7,244
	TS Tech Co. Ltd.	734,890	7,210
	Nisshinbo Holdings Inc.	991,791	7,201
[1]	Yaoko Co. Ltd.	157,278	7,132
	Mori Trust Sogo REIT Inc.	7,431	7,074
	H.U. Group Holdings Inc.	384,853	7,006
	OSG Corp.	565,389	6,994
	Japan Elevator Service Holdings Co. Ltd.	523,557	6,851
[1]	Colowide Co. Ltd.	531,344	6,825
*	Money Forward Inc.	324,023	6,809
	NHK Spring Co. Ltd.	1,147,738	6,756
	Hazama Ando Corp.	1,169,901	6,754
	Rakus Co. Ltd	714,765	6,712
	Nipro Corp.	890,333	6,688
	Toagosei Co. Ltd.	891,996	6,659
[1]	Central Glass Co. Ltd.	288,690	6,647

		Shares	Market Value ($000)
	OBIC Business Consultants Co. Ltd.	215,256	6,644
	Macnica Fuji Electronics Holdings Inc.	353,833	6,634
	NOK Corp.	846,318	6,608
[1]	Toridoll Holdings Corp.	318,676	6,598
	Mizuho Leasing Co. Ltd.	305,840	6,586
	DTS Corp.	275,902	6,559
	Heiwa Real Estate Co. Ltd.	238,805	6,541
	Hanwa Co. Ltd.	276,122	6,540
	77 Bank Ltd.	526,444	6,505
	Nichias Corp.	419,274	6,503
	Sumitomo Bakelite Co. Ltd.	236,877	6,489
	Kaken Pharmaceutical Co. Ltd.	246,106	6,483
	Maruwa Co. Ltd.	60,529	6,458
	Shinsei Bank Ltd.	449,634	6,458
	Descente Ltd.	280,872	6,448
	Tokuyama Corp.	532,129	6,410
	Fukuoka REIT Corp.	5,495	6,407
	Shoei Co. Ltd.	176,336	6,397
	Pola Orbis Holdings Inc.	561,687	6,344
*	Shochiku Co. Ltd.	76,814	6,327
	Daido Steel Co. Ltd.	258,451	6,287
	Mirait Holdings Corp.	618,872	6,272
	Shiga Bank Ltd.	344,411	6,233
	Heiwa Corp.	402,718	6,229
	Round One Corp.	1,434,441	6,218
	Izumi Co. Ltd.	288,381	6,216
	JCR Pharmaceuticals Co. Ltd.	410,949	6,129
	Fujimi Inc.	146,035	6,096
	Benefit One Inc.	431,455	6,048
[1]	Acom Co. Ltd.	2,774,125	5,957
	Duskin Co. Ltd.	301,094	5,918
	Digital Garage Inc.	245,852	5,895
	Milbon Co. Ltd.	133,619	5,895
	Kanematsu Corp.	598,406	5,890
	Justsystems Corp.	254,560	5,871
	Wacoal Holdings Corp.	394,671	5,862
	Nikkon Holdings Co. Ltd.	375,378	5,859
	Toei Co. Ltd.	48,571	5,816
	Shikoku Electric Power Co. Inc.	1,158,623	5,790
	DCM Holdings Co. Ltd.	710,039	5,786
	Nextage Co. Ltd.	266,683	5,784
	Daishi Hokuetsu Financial Group Inc.	309,542	5,746
	CRE Logistics REIT Inc.	3,990	5,739
	Systena Corp.	2,051,898	5,727
	Outsourcing Inc.	745,124	5,633
	NS Solutions Corp.	232,940	5,619
	Fuji Oil Holdings Inc.	336,965	5,604
	Nippon Soda Co. Ltd.	184,175	5,604
	Kusuri no Aoki Holdings Co. Ltd.	118,402	5,581
	San-In Godo Bank Ltd.	1,147,612	5,571
*,1	NTN Corp.	3,155,039	5,561
	Kyudenko Corp.	292,301	5,554
	Aiful Corp.	2,126,747	5,542
	Toyota Boshoku Corp.	448,395	5,496
	Glory Ltd.	374,372	5,495
	Nishi-Nippon Financial Holdings Inc.	1,056,727	5,488
	Hokuhoku Financial Group Inc.	926,595	5,479
	Mani Inc.	451,392	5,476

		Shares	Market Value ($000)
	Japan Material Co. Ltd.	426,388	5,452
	Tomy Co. Ltd.	634,204	5,426
	Lintec Corp.	351,912	5,409
	Paramount Bed Holdings Co. Ltd.	303,238	5,401
	NEC Networks & System Integration Corp.	497,344	5,399
	Hokkoku Financial Holdings Inc.	164,953	5,399
[1]	Nishimatsu Construction Co. Ltd.	204,498	5,350
[1]	Sumitomo Osaka Cement Co. Ltd.	235,562	5,324
	Japan Petroleum Exploration Co. Ltd.	219,865	5,308
	Joyful Honda Co. Ltd.	429,349	5,308
	Tsubakimoto Chain Co.	251,086	5,303
	Ichigo Office REIT Investment Corp.	8,960	5,295
	Global One Real Estate Investment Corp.	6,978	5,284
	Hankyu Hanshin REIT Inc.	5,019	5,261
	CKD Corp.	441,652	5,244
	Transcosmos Inc.	200,861	5,216
	Fuji Kyuko Co. Ltd.	175,958	5,212
	TKC Corp.	219,912	5,211
	Toho Holdings Co. Ltd.	388,535	5,205
	Hokuetsu Corp.	994,834	5,183
	SOSiLA Logistics REIT Inc.	4,953	5,177
	Information Services International-Dentsu Ltd.	167,990	5,153
	Create Restaurants Holdings Inc.	762,118	5,140
	TOKAI Holdings Corp.	851,587	5,126
	Takasago Thermal Engineering Co. Ltd.	435,701	5,123
	Senko Group Holdings Co. Ltd.	772,365	5,104
[1]	Sumitomo Warehouse Co. Ltd.	375,458	5,102
*	Sansan Inc.	583,695	5,096
	Okamura Corp.	531,339	5,069
	Wacom Co. Ltd.	1,028,135	5,035
	Tadano Ltd.	860,467	5,033
	Tokyo Steel Manufacturing Co. Ltd.	568,015	4,973
	Kumiai Chemical Industry Co. Ltd.	703,916	4,965
[1]	Daio Paper Corp.	616,227	4,943
	Okumura Corp.	251,177	4,940
	eRex Co. Ltd.	257,921	4,940
	Fukuyama Transporting Co. Ltd.	217,631	4,921
	H2O Retailing Corp.	641,284	4,894
[1]	EDION Corp.	600,268	4,882
	Inabata & Co. Ltd.	300,835	4,845
	KH Neochem Co. Ltd.	264,545	4,840
[1]	Japan Aviation Electronics Industry Ltd.	328,466	4,817
	Star Asia Investment Corp.	12,427	4,805
	Mixi Inc.	301,783	4,790
[1]	Taikisha Ltd.	214,824	4,781
	Takeuchi Manufacturing Co. Ltd.	256,298	4,731
	Sangetsu Corp.	427,241	4,724
	Takuma Co. Ltd.	549,139	4,709
	BeNext-Yumeshin Group Co.	421,946	4,680
	Makino Milling Machine Co. Ltd.	151,633	4,679
	Ariake Japan Co. Ltd.	134,330	4,671
	Itoham Yonekyu Holdings Inc.	1,006,313	4,630
	Jaccs Co. Ltd.	186,223	4,627
	Toshiba TEC Corp.	178,588	4,615
	Infomart Corp.	1,523,612	4,601
	Toyobo Co. Ltd.	635,715	4,560
	Noevir Holdings Co. Ltd.	114,984	4,515
	Itochu Advance Logistics Investment Corp.	4,334	4,506

		Shares	Market Value ($000)
	Seiren Co. Ltd.	308,569	4,499
	Nippon Paper Industries Co. Ltd.	681,147	4,428
	Sanken Electric Co. Ltd.	144,738	4,421
*,1	Atom Corp.	832,440	4,405
	Nichicon Corp.	458,215	4,404
	Maruha Nichiro Corp.	258,788	4,403
	Kandenko Co. Ltd.	765,772	4,402
[1]	Autobacs Seven Co. Ltd.	451,563	4,364
	Nojima Corp.	467,984	4,357
	Nippon Light Metal Holdings Co. Ltd.	429,798	4,301
	Nihon Parkerizing Co. Ltd.	665,526	4,288
	Juroku Financial Group Inc.	252,994	4,274
	Kiyo Bank Ltd.	444,627	4,268
	Kumagai Gumi Co. Ltd.	244,550	4,263
*,1	HIS Co. Ltd.	294,944	4,247
	Mirai Corp.	12,474	4,240
[1]	Matsui Securities Co. Ltd.	783,572	4,226
	ZERIA Pharmaceutical Co. Ltd.	295,118	4,223
	Hokuriku Electric Power Co.	1,253,913	4,213
	Royal Holdings Co. Ltd.	277,280	4,197
	Seiko Holdings Corp.	200,765	4,193
	Raito Kogyo Co. Ltd.	314,405	4,135
	Mochida Pharmaceutical Co. Ltd.	177,262	4,132
	Hokkaido Electric Power Co. Inc.	1,311,736	4,111
	Sanki Engineering Co. Ltd.	372,466	4,080
[1]	Monex Group Inc.	1,307,841	4,072
	Hosiden Corp.	396,590	4,052
	eGuarantee Inc.	233,375	4,032
	Kohnan Shoji Co. Ltd.	172,147	4,024
	Taiyo Holdings Co. Ltd.	241,959	4,015
*	Leopalace21 Corp.	1,745,040	4,002
	Trusco Nakayama Corp.	289,084	3,989
	Iriso Electronics Co. Ltd.	145,833	3,988
	Earth Corp.	110,235	3,954
	Meidensha Corp.	288,839	3,948
	Takara Bio Inc.	333,823	3,916
	Kissei Pharmaceutical Co. Ltd.	219,958	3,907
	Max Co. Ltd.	284,384	3,907
	Nichiha Corp.	206,043	3,906
	Valor Holdings Co. Ltd.	314,035	3,867
	Dip Corp.	152,189	3,866
[1]	Toho Titanium Co. Ltd.	235,644	3,854
	Ai Holdings Corp.	269,282	3,851
	San-A Co. Ltd.	127,535	3,849
	Arcs Co. Ltd.	269,668	3,848
	Tokai Tokyo Financial Holdings Inc.	1,568,104	3,829
	Osaka Soda Co. Ltd.	145,373	3,823
	Nippn Corp.	355,319	3,816
[1]	MOS Food Services Inc.	175,069	3,762
	Ichibanya Co. Ltd.	122,046	3,752
	Daihen Corp.	145,934	3,748
	Komeri Co. Ltd.	196,203	3,746
	GungHo Online Entertainment Inc.	243,418	3,739
	Funai Soken Holdings Inc.	218,532	3,715
	Idec Corp.	182,971	3,708
	Starts Corp. Inc.	203,737	3,691
	Nippon Steel Trading Corp.	105,223	3,657
	Nomura Co. Ltd.	584,257	3,645

		Shares	Market Value ($000)
	KOMEDA Holdings Co. Ltd.	226,206	3,639
*	euglena Co. Ltd.	612,025	3,620
	Nisshin Oillio Group Ltd.	163,473	3,609
	Megmilk Snow Brand Co. Ltd.	303,294	3,581
[1]	Musashi Seimitsu Industry Co. Ltd.	332,067	3,575
	Ogaki Kyoritsu Bank Ltd.	300,040	3,558
	C Uyemura & Co. Ltd.	84,900	3,557
	JMDC Inc.	108,600	3,556
	en japan Inc.	230,004	3,549
	Tokai Rika Co. Ltd.	370,241	3,533
	Nagawa Co. Ltd.	68,653	3,523
	Kaga Electronics Co. Ltd.	125,007	3,492
	Japan Securities Finance Co. Ltd.	612,638	3,477
	Eizo Corp.	137,577	3,462
	Premium Group Co. Ltd.	281,300	3,453
	Monogatari Corp.	71,654	3,451
	UT Group Co. Ltd.	210,066	3,449
	Nissha Co. Ltd.	292,032	3,443
	Health Care & Medical Investment Corp.	2,743	3,436
	Toyo Ink SC Holdings Co. Ltd.	260,415	3,424
	Prima Meat Packers Ltd.	236,679	3,423
	Create SD Holdings Co. Ltd.	157,404	3,420
	Japan Wool Textile Co. Ltd.	462,927	3,413
	Suruga Bank Ltd.	1,323,204	3,411
	Kato Sangyo Co. Ltd.	147,621	3,407
	Zojirushi Corp.	315,553	3,406
[1]	Ohsho Food Service Corp.	76,888	3,399
	KYORIN Holdings Inc.	277,906	3,398
	One REIT Inc.	1,845	3,359
	Optex Group Co. Ltd.	228,687	3,355
[1]	Snow Peak Inc.	221,346	3,343
[1]	Riken Keiki Co. Ltd.	124,159	3,341
	Mitsui-Soko Holdings Co. Ltd.	157,367	3,339
	Saizeriya Co. Ltd.	180,827	3,337
	Financial Products Group Co. Ltd.	426,508	3,335
	Shibaura Machine Co. Ltd.	166,848	3,320
*,1	W-Scope Corp.	360,680	3,312
	T Hasegawa Co. Ltd.	159,926	3,311
	Maeda Kosen Co. Ltd.	151,777	3,309
[1]	Awa Bank Ltd.	252,799	3,308
	Rorze Corp.	68,372	3,301
[1]	Nitto Boseki Co. Ltd.	205,723	3,274
	SKY Perfect JSAT Holdings Inc.	912,676	3,268
	Hyakugo Bank Ltd.	1,486,074	3,264
	Gunze Ltd.	122,206	3,261
	BML Inc.	144,230	3,256
[1]	Nanto Bank Ltd.	223,031	3,242
	Orient Corp.	408,569	3,241
	Sumitomo Mitsui Construction Co. Ltd.	1,046,816	3,215
	Yodogawa Steel Works Ltd.	195,571	3,211
[1]	Change Inc.	236,089	3,193
	Japan Lifeline Co. Ltd.	476,819	3,187
	Koa Corp.	209,307	3,186
	Showa Sangyo Co. Ltd.	185,657	3,184
	Hogy Medical Co. Ltd.	129,208	3,180
	SAMTY Co. Ltd.	203,885	3,173
	Nippon Densetsu Kogyo Co. Ltd.	249,755	3,172
	Mitsubishi Pencil Co. Ltd.	324,576	3,171

		Shares	Market Value ($000)
	North Pacific Bank Ltd.	2,010,042	3,161
	Kitz Corp.	566,961	3,142
	Totetsu Kogyo Co. Ltd.	195,739	3,141
	MCJ Co. Ltd.	454,926	3,120
	Fuji Seal International Inc.	294,430	3,118
[1]	Tocalo Co. Ltd.	384,603	3,118
	JINS Holdings Inc.	104,734	3,110
	Elecom Co. Ltd.	311,348	3,103
	Mitsuboshi Belting Ltd.	148,861	3,103
	Tokyotokeiba Co. Ltd.	108,682	3,099
	Nachi-Fujikoshi Corp.	126,526	3,098
[1]	Gree Inc.	509,794	3,085
	Nishimatsuya Chain Co. Ltd.	331,075	3,074
	Shima Seiki Manufacturing Ltd.	220,307	3,067
*,1	Raksul Inc.	178,796	3,064
	Aeon Hokkaido Corp.	390,722	3,058
	Kameda Seika Co. Ltd.	96,030	3,049
	Kanamoto Co. Ltd.	212,837	3,041
	United Super Markets Holdings Inc.	414,901	3,028
	Oki Electric Industry Co. Ltd.	609,497	3,025
	Digital Arts Inc.	69,785	3,022
	Toyo Construction Co. Ltd.	511,040	3,019
[1]	Fuji Co. Ltd.	231,418	3,015
	Takara Standard Co. Ltd.	336,137	3,012
	JCU Corp.	148,236	3,007
[1]	Kura Sushi Inc.	141,530	2,990
	San-Ai Oil Co. Ltd.	388,187	2,989
	Fuso Chemical Co. Ltd.	138,974	2,988
	S-Pool Inc.	414,325	2,980
	Nissin Electric Co. Ltd.	323,665	2,977
	KYB Corp.	138,866	2,975
	Token Corp.	53,456	2,965
	Base Co. Ltd.	123,506	2,953
	UACJ Corp.	213,998	2,952
	Takara Leben Real Estate Investment Corp.	4,146	2,945
	Okasan Securities Group Inc.	1,301,748	2,935
	Musashino Bank Ltd.	248,263	2,931
	ASKUL Corp.	284,202	2,925
[1]	Nitto Kogyo Corp.	178,301	2,921
	Heiwado Co. Ltd.	211,192	2,916
	Ichigo Inc.	1,412,816	2,907
*	Chiyoda Corp.	1,109,864	2,901
	Star Micronics Co. Ltd.	257,720	2,900
[1]	Maruwa Unyu Kikan Co. Ltd.	288,282	2,900
	Yokogawa Bridge Holdings Corp.	220,271	2,898
	Shizuoka Gas Co. Ltd.	421,472	2,881
	Kito Corp.	152,346	2,874
	Yuasa Trading Co. Ltd.	118,611	2,870
*,1	OSAKA Titanium Technologies Co. Ltd.	140,180	2,869
	Towa Pharmaceutical Co. Ltd.	194,362	2,857
	Procrea Holdings Inc.	194,336	2,857
	Shinmaywa Industries Ltd.	423,711	2,846
	Future Corp.	260,576	2,842
	Adastria Co. Ltd.	189,997	2,822
[1]	Hiday Hidaka Corp.	188,485	2,809
	Prestige International Inc.	642,111	2,805
	Yamazen Corp.	444,744	2,802
	S Foods Inc.	133,388	2,799

		Shares	Market Value ($000)
	Nikkiso Co. Ltd.	445,686	2,798
	Senshu Ikeda Holdings Inc.	1,930,268	2,796
	Eiken Chemical Co. Ltd.	224,234	2,792
	Maxell Ltd.	292,591	2,770
	Tokyo Kiraboshi Financial Group Inc.	188,240	2,767
	Starts Proceed Investment Corp.	1,583	2,762
	Roland Corp.	89,518	2,745
	Ringer Hut Co. Ltd.	180,841	2,744
	Keiyo Bank Ltd.	837,878	2,735
	Mandom Corp.	259,641	2,734
	Life Corp.	147,102	2,727
	Organo Corp.	192,588	2,721
	Hioki EE Corp.	62,612	2,719
[1]	TRE Holdings Corp.	231,181	2,719
	Nippon Signal Co. Ltd.	414,841	2,717
[1]	Kisoji Co. Ltd.	189,419	2,711
	Mitsubishi Shokuhin Co. Ltd.	119,912	2,701
	Strike Co. Ltd.	101,106	2,699
	Iino Kaiun Kaisha Ltd.	601,279	2,695
	Chudenko Corp.	186,346	2,692
	TBS Holdings Inc.	245,362	2,689
[1]	Tamura Corp.	569,161	2,685
	Bunka Shutter Co. Ltd.	378,078	2,678
	Riso Kagaku Corp.	164,778	2,667
	Raiznext Corp.	327,600	2,663
	Ryosan Co. Ltd.	171,937	2,659
	Simplex Holdings Inc.	207,405	2,658
	Noritake Co. Ltd.	95,148	2,642
	Nissan Shatai Co. Ltd.	469,297	2,637
	Insource Co. Ltd.	144,340	2,615
	Shibuya Corp.	155,621	2,602
	PAL GROUP Holdings Co. Ltd.	159,190	2,593
*,1	Remixpoint Inc.	915,438	2,590
	Argo Graphics Inc.	103,401	2,585
	Noritz Corp.	242,190	2,583
	Shoei Foods Corp.	90,064	2,583
[1]	Shin Nippon Biomedical Laboratories Ltd.	138,621	2,579
	Tsugami Corp.	318,007	2,568
[1]	Meiko Electronics Co. Ltd.	148,905	2,563
	Nitta Corp.	133,158	2,555
	Noritsu Koki Co. Ltd.	151,379	2,554
	Morita Holdings Corp.	287,246	2,552
	Comture Corp.	161,549	2,551
	Sakata INX Corp.	372,848	2,521
	Yonex Co. Ltd.	271,659	2,521
	Aeon Delight Co. Ltd.	128,262	2,517
	FCC Co. Ltd.	274,747	2,510
	Arata Corp.	88,393	2,509
	Taihei Dengyo Kaisha Ltd.	108,703	2,506
	Avex Inc.	235,291	2,505
	Nippon Koei Co. Ltd.	101,504	2,505
	Yellow Hat Ltd.	201,633	2,499
	Tosei REIT Investment Corp.	2,630	2,489
	Belc Co. Ltd.	66,402	2,475
	Anicom Holdings Inc.	629,880	2,470
*,1	M&A Capital Partners Co. Ltd.	96,370	2,469
	Tsubaki Nakashima Co. Ltd.	315,976	2,455
	Samty Residential Investment Corp.	2,924	2,455

		Shares	Market Value ($000)
	FULLCAST Holdings Co. Ltd.	139,318	2,451
	Okamoto Industries Inc.	99,376	2,441
	IDOM Inc.	403,995	2,438
	Trancom Co. Ltd.	46,299	2,434
	Zuken Inc.	100,866	2,434
	Intage Holdings Inc.	231,676	2,432
	Wakita & Co. Ltd.	301,368	2,426
	LITALICO Inc.	127,552	2,425
	Curves Holdings Co. Ltd.	427,445	2,424
	Fuji Media Holdings Inc.	329,933	2,423
	SBS Holdings Inc.	125,793	2,419
*,1,3	Aichi Bank Ltd.	63,552	2,415
	Doutor Nichires Holdings Co. Ltd.	200,776	2,414
	Restar Holdings Corp.	180,527	2,408
	Mitsubishi Logisnext Co. Ltd.	470,913	2,404
	Plenus Co. Ltd.	180,399	2,404
	Nagaileben Co. Ltd.	177,981	2,397
	Topre Corp.	312,008	2,397
	Bank of Nagoya Ltd.	115,244	2,395
[1]	Aruhi Corp.	251,595	2,395
	Exedy Corp.	209,360	2,386
	Fujimori Kogyo Co. Ltd.	106,420	2,370
	Okinawa Electric Power Co. Inc.	324,163	2,368
	Tri Chemical Laboratories Inc.	193,059	2,365
	Itochu Enex Co. Ltd.	335,174	2,364
	Toyo Tanso Co. Ltd.	104,278	2,363
	MARUKA FURUSATO Corp.	110,779	2,363
	Pacific Industrial Co. Ltd.	334,641	2,362
	United Arrows Ltd.	187,236	2,361
	Hamakyorex Co. Ltd.	108,709	2,356
	Kanematsu Electronics Ltd.	84,923	2,342
	PHC Holdings Corp.	237,598	2,337
	Maruzen Showa Unyu Co. Ltd.	110,246	2,336
	Tsurumi Manufacturing Co. Ltd.	147,640	2,333
*	Nippon Sheet Glass Co. Ltd.	656,743	2,323
[1]	Ricoh Leasing Co. Ltd.	94,853	2,315
	Mizuno Corp.	130,061	2,314
	Nishio Rent All Co. Ltd.	116,985	2,308
	Nippon Carbon Co. Ltd.	83,888	2,304
	Geo Holdings Corp.	187,048	2,291
	Axial Retailing Inc.	101,819	2,288
	Toa Corp.	132,341	2,273
	J Trust Co. Ltd.	566,685	2,269
	TOMONY Holdings Inc.	1,056,904	2,268
	Bell System24 Holdings Inc.	236,303	2,260
	Sanyo Chemical Industries Ltd.	74,620	2,259
	KeePer Technical Laboratory Co. Ltd.	87,433	2,254
	Giken Ltd.	103,789	2,247
	Sanyo Denki Co. Ltd.	65,796	2,243
*,1	giftee Inc.	163,530	2,243
*,1	Management Solutions Co. Ltd.	110,065	2,232
*	Japan Display Inc.	7,007,172	2,229
	Shin-Etsu Polymer Co. Ltd.	268,025	2,220
	Sanyo Special Steel Co. Ltd.	171,383	2,214
	Aida Engineering Ltd.	388,140	2,201
	Sankei Real Estate Inc.	3,283	2,198
	Nippon Ceramic Co. Ltd.	130,315	2,195
	RS Technologies Co. Ltd.	49,865	2,191

		Shares	Market Value ($000)
	Japan Pulp & Paper Co. Ltd.	72,663	2,188
	Konishi Co. Ltd.	202,894	2,181
	Okinawa Financial Group Inc.	150,298	2,181
[1]	Nippon Kanzai Co. Ltd.	124,541	2,177
	Broadleaf Co. Ltd.	623,128	2,168
	GLOBERIDE Inc.	145,431	2,165
	Koshidaka Holdings Co. Ltd.	344,516	2,156
[1]	Kanto Denka Kogyo Co. Ltd.	335,772	2,143
	Piolax Inc.	173,681	2,132
	Sekisui Jushi Corp.	187,223	2,132
	Konoike Transport Co. Ltd.	216,160	2,130
	Hyakujushi Bank Ltd.	183,898	2,121
	Bando Chemical Industries Ltd.	298,285	2,117
	Tokyu Construction Co. Ltd.	483,166	2,100
	Aoyama Trading Co. Ltd.	331,572	2,092
	Weathernews Inc.	40,584	2,091
	Diversified Energy Co. plc	396,500	2,087
	Megachips Corp.	119,665	2,086
	Mitsuuroko Group Holdings Co. Ltd.	312,314	2,085
	Yokowo Co. Ltd.	158,524	2,075
	METAWATER Co. Ltd.	158,435	2,074
	Sato Holdings Corp.	165,858	2,065
[1]	Midac Holdings Co. Ltd.	88,856	2,061
	TechMatrix Corp.	177,058	2,047
	Saibu Gas Holdings Co. Ltd.	168,937	2,024
	Oiles Corp.	197,866	2,014
	Keihanshin Building Co. Ltd.	238,362	2,010
	Relia Inc.	300,558	2,005
	VT Holdings Co. Ltd.	609,677	2,002
	Hokuto Corp.	152,712	2,001
[1]	Key Coffee Inc.	138,119	1,995
	Katakura Industries Co. Ltd.	141,210	1,995
	Sakai Moving Service Co. Ltd.	61,606	1,993
	ESCON Japan REIT Investment Corp.	2,523	1,982
	Furukawa Co. Ltd.	235,116	1,970
	Fukushima Galilei Co. Ltd.	79,343	1,961
	Chofu Seisakusho Co. Ltd.	138,662	1,956
*	Matsuya Co. Ltd.	272,847	1,952
	Kyokuto Kaihatsu Kogyo Co. Ltd.	212,267	1,944
	SWCC Showa Holdings Co. Ltd.	160,151	1,938
	Mori Trust Hotel REIT Inc.	2,109	1,937
	Fujicco Co. Ltd.	146,544	1,935
	DyDo Group Holdings Inc.	58,099	1,935
	Chugoku Marine Paints Ltd.	314,574	1,933
*,1	Oisix ra daichi Inc.	170,459	1,930
	Micronics Japan Co. Ltd.	236,005	1,929
	Infocom Corp.	146,365	1,929
	Arcland Sakamoto Co. Ltd.	190,862	1,915
[1]	KFC Holdings Japan Ltd.	102,081	1,910
	Solasto Corp.	320,542	1,910
[1]	NS United Kaiun Kaisha Ltd.	73,127	1,902
	Uchida Yoko Co. Ltd.	62,665	1,901
	Sodick Co. Ltd.	361,387	1,896
	Ines Corp.	187,550	1,891
[1]	Retail Partners Co. Ltd.	245,735	1,891
	Link And Motivation Inc.	354,959	1,886
	Siix Corp.	250,674	1,879
	Macromill Inc.	249,281	1,876

		Shares	Market Value ($000)
	Kurabo Industries Ltd.	137,638	1,875
	Fujibo Holdings Inc.	82,148	1,864
[1]	Nippon Yakin Kogyo Co. Ltd.	103,337	1,864
	Shikoku Chemicals Corp.	219,315	1,859
	Cybozu Inc.	179,632	1,855
	Towa Corp.	167,915	1,854
	Tamron Co. Ltd.	92,141	1,847
	Asahi Diamond Industrial Co. Ltd.	371,774	1,846
	Tokai Corp.	148,968	1,844
	Nippon Denko Co. Ltd.	797,527	1,840
	Daiichi Jitsugyo Co. Ltd.	69,023	1,839
	Valqua Ltd.	106,173	1,838
	Pasona Group Inc.	132,992	1,838
	Takasago International Corp.	100,091	1,837
	Toho Bank Ltd.	1,304,682	1,835
	Sinanen Holdings Co. Ltd.	68,206	1,833
	Nippon Thompson Co. Ltd.	494,192	1,826
	YAMABIKO Corp.	238,254	1,824
	Nippon Seiki Co. Ltd.	348,550	1,822
	Nohmi Bosai Ltd.	162,081	1,814
	Sumitomo Densetsu Co. Ltd.	100,858	1,809
[1]	Sanyo Electric Railway Co. Ltd.	118,920	1,806
	Yokorei Co. Ltd.	296,268	1,804
	Fukui Bank Ltd.	190,595	1,802
[1]	Hakuto Co. Ltd.	81,557	1,801
	Asanuma Corp.	97,400	1,801
	Nippon Pillar Packing Co. Ltd.	113,849	1,797
	Mitani Sekisan Co. Ltd.	74,937	1,794
	Roland DG Corp.	87,106	1,793
	Oyo Corp.	138,603	1,789
	ValueCommerce Co. Ltd.	116,911	1,789
	Tosei Corp.	186,302	1,784
	Hibiya Engineering Ltd.	138,352	1,782
	ESPEC Corp.	150,972	1,781
*	Vision Inc.	188,007	1,781
	Ishihara Sangyo Kaisha Ltd.	251,897	1,779
	m-up Holdings Inc.	169,100	1,777
	Joshin Denki Co. Ltd.	135,008	1,770
	Hirata Corp.	61,674	1,755
	T-Gaia Corp.	154,611	1,752
*	Nippon Chemi-Con Corp.	135,472	1,745
	TOC Co. Ltd.	356,412	1,741
	Kyokuyo Co. Ltd.	69,616	1,737
[1]	Alconix Corp.	191,229	1,737
	Teikoku Sen-I Co. Ltd.	161,831	1,733
	Ryobi Ltd.	201,511	1,730
	Press Kogyo Co. Ltd.	632,839	1,725
*	Mitsui E&S Holdings Co. Ltd.	618,969	1,723
[1]	COLOPL Inc.	366,026	1,720
	Sintokogio Ltd.	362,846	1,717
	Yondoshi Holdings Inc.	144,559	1,716
	Torii Pharmaceutical Co. Ltd.	86,084	1,712
	San ju San Financial Group Inc.	175,247	1,710
	Computer Engineering & Consulting Ltd.	168,004	1,709
	Unipres Corp.	277,205	1,701
[1]	Fujio Food Group Inc.	181,073	1,700
	Tachi-S Co. Ltd.	229,232	1,697
[1]	Airtrip Corp.	86,009	1,693

		Shares	Market Value ($000)
	Yamanashi Chuo Bank Ltd.	210,627	1,684
	JAC Recruitment Co. Ltd.	109,739	1,680
	Senshu Electric Co. Ltd.	46,609	1,674
	Nittetsu Mining Co. Ltd.	87,776	1,672
	I'll Inc.	138,285	1,667
	Daiho Corp.	57,965	1,661
	Onward Holdings Co. Ltd.	819,070	1,660
	Direct Marketing MiX Inc.	147,583	1,660
[1]	Carta Holdings Inc.	143,789	1,658
	Miyazaki Bank Ltd.	111,129	1,651
[1]	Alpen Co. Ltd.	115,691	1,650
	Nichireki Co. Ltd.	185,402	1,647
[1]	Ki-Star Real Estate Co. Ltd.	54,871	1,647
	Keiyo Co. Ltd.	261,683	1,643
	Avant Corp.	164,400	1,643
[1]	Seikagaku Corp.	284,659	1,639
	Sinfonia Technology Co. Ltd.	175,975	1,633
	Daito Pharmaceutical Co. Ltd.	95,819	1,629
	ES-Con Japan Ltd.	287,751	1,628
	Mitsui DM Sugar Holdings Co. Ltd.	123,884	1,621
[1]	Matsuyafoods Holdings Co. Ltd.	61,383	1,619
	Usen-Next Holdings Co. Ltd.	118,644	1,617
	France Bed Holdings Co. Ltd.	259,075	1,613
	Elan Corp.	216,486	1,603
[1]	Daiki Aluminium Industry Co. Ltd.	197,680	1,602
	Tanseisha Co. Ltd.	303,979	1,599
	Meisei Industrial Co. Ltd.	329,123	1,597
[1]	Tokyo Electron Device Ltd.	43,589	1,596
	Osaka Organic Chemical Industry Ltd.	113,362	1,591
[1]	Marudai Food Co. Ltd.	161,143	1,590
[1]	Belluna Co. Ltd.	328,788	1,587
	Starzen Co. Ltd.	113,060	1,587
[1]	Tama Home Co. Ltd.	97,433	1,581
*,1	Kappa Create Co. Ltd.	167,639	1,578
	TPR Co. Ltd.	191,975	1,578
[1]	Gakken Holdings Co. Ltd.	236,474	1,577
	EM Systems Co. Ltd.	265,349	1,574
	WingArc1st Inc.	124,048	1,569
	Takara Leben Co. Ltd.	589,945	1,567
	YA-MAN Ltd.	194,248	1,567
	Pacific Metals Co. Ltd.	103,858	1,563
	Tsukishima Kikai Co. Ltd.	256,306	1,557
	Shikoku Bank Ltd.	263,792	1,556
*	Modec Inc.	151,717	1,555
	Union Tool Co.	67,741	1,555
	TSI Holdings Co. Ltd.	568,349	1,554
	Obara Group Inc.	69,392	1,542
	Yamagata Bank Ltd.	221,806	1,532
	Nihon Nohyaku Co. Ltd.	262,063	1,530
	SRA Holdings	74,223	1,529
	Nippon Fine Chemical Co. Ltd.	116,401	1,524
	Bank of the Ryukyus Ltd.	287,005	1,521
	Alpha Systems Inc.	53,838	1,521
	Hosokawa Micron Corp.	89,486	1,521
	Zenrin Co. Ltd.	246,063	1,519
	Eagle Industry Co. Ltd.	202,249	1,513
	Shindengen Electric Manufacturing Co. Ltd.	62,758	1,511
	Ryoyo Electro Corp.	103,353	1,510

		Shares	Market Value ($000)
	Tachibana Eletech Co. Ltd.	139,306	1,507
	Doshisha Co. Ltd.	150,836	1,506
	Sinko Industries Ltd.	146,538	1,506
	Dai-Dan Co. Ltd.	101,696	1,503
	Genky DrugStores Co. Ltd.	60,160	1,495
	Toyo Corp.	178,949	1,492
[1]	Pharma Foods International Co. Ltd.	175,150	1,488
	Kyoei Steel Ltd.	154,832	1,481
	TV Asahi Holdings Corp.	152,003	1,474
*	SRE Holdings Corp.	67,964	1,474
	Sun Frontier Fudousan Co. Ltd.	190,757	1,473
	Torishima Pump Manufacturing Co. Ltd.	159,594	1,472
	JVCKenwood Corp.	1,080,473	1,469
[1]	Nissei ASB Machine Co. Ltd.	59,420	1,465
	Riso Kyoiku Co. Ltd.	657,922	1,459
	Daikokutenbussan Co. Ltd.	39,968	1,453
	Komori Corp.	298,050	1,451
	Mimasu Semiconductor Industry Co. Ltd.	109,173	1,450
	Teikoku Electric Manufacturing Co. Ltd.	113,668	1,444
	Ehime Bank Ltd.	242,670	1,444
	MEC Co. Ltd.	93,594	1,438
	Daikyonishikawa Corp.	390,488	1,437
	Shibaura Mechatronics Corp.	22,300	1,437
	Enplas Corp.	51,090	1,433
	ARTERIA Networks Corp.	174,133	1,433
	Arcland Service Holdings Co. Ltd.	96,644	1,427
	Nippon Parking Development Co. Ltd.	1,023,331	1,421
	Toho Zinc Co. Ltd.	94,546	1,416
*,1	Istyle Inc.	417,567	1,415
	Daiwa Industries Ltd.	178,218	1,412
[1]	J-Oil Mills Inc.	131,419	1,412
[1]	Shin Nippon Air Technologies Co. Ltd.	112,953	1,407
	AOKI Holdings Inc.	284,925	1,394
	Sakai Chemical Industry Co. Ltd.	107,392	1,391
[1]	Pressance Corp.	137,970	1,391
	Vector Inc.	182,790	1,387
	Daiken Corp.	109,319	1,379
	Furuno Electric Co. Ltd.	181,338	1,379
	Riken Vitamin Co. Ltd.	113,218	1,375
	Poletowin Pitcrew Holdings Inc.	214,751	1,375
	Bank of Iwate Ltd.	110,873	1,374
[1]	Anest Iwata Corp.	231,965	1,374
	Takamatsu Construction Group Co. Ltd.	105,582	1,372
	Oita Bank Ltd.	109,122	1,371
	Mitsubishi Research Institute Inc.	44,479	1,370
	Warabeya Nichiyo Holdings Co. Ltd.	89,096	1,368
	Okabe Co. Ltd.	303,587	1,362
	Qol Holdings Co. Ltd.	162,571	1,361
[1]	Inageya Co. Ltd.	171,534	1,360
	HI-LEX Corp.	190,091	1,358
	Canon Electronics Inc.	124,003	1,357
	Mie Kotsu Group Holdings Inc.	393,637	1,357
	FIDEA Holdings Co. Ltd.	154,355	1,346
	Matsuda Sangyo Co. Ltd.	89,337	1,338
*,1	Open Door Inc.	96,296	1,334
	Happinet Corp.	104,520	1,333
[1]	Chubu Shiryo Co. Ltd.	184,210	1,326
[1]	Marusan Securities Co. Ltd.	438,619	1,315

		Shares	Market Value ($000)
	Shinko Shoji Co. Ltd.	216,046	1,315
[1]	G-Tekt Corp.	149,901	1,311
[1]	Rock Field Co. Ltd.	129,705	1,309
	ASAHI YUKIZAI Corp.	86,487	1,307
[1]	Onoken Co. Ltd.	133,659	1,305
	Towa Bank Ltd.	367,477	1,305
	Halows Co. Ltd.	64,694	1,298
[1]	Goldcrest Co. Ltd.	112,353	1,291
	Tochigi Bank Ltd.	675,333	1,283
	World Holdings Co. Ltd.	70,135	1,278
	Akita Bank Ltd.	114,825	1,277
	Tenma Corp.	96,361	1,272
	JDC Corp.	292,919	1,272
[1]	Nichiden Corp.	105,183	1,260
	Itochu-Shokuhin Co. Ltd.	37,513	1,258
[1]	Sagami Holdings Corp.	157,367	1,256
	Yurtec Corp.	256,757	1,252
	Asahi Co. Ltd.	138,410	1,252
	Fujiya Co. Ltd.	73,699	1,246
	Pack Corp.	81,267	1,245
	Sparx Group Co. Ltd.	135,587	1,244
	Chiyoda Integre Co. Ltd.	83,747	1,243
	Aichi Steel Corp.	86,985	1,240
	Nippon Television Holdings Inc.	154,425	1,237
	Miroku Jyoho Service Co. Ltd.	123,848	1,235
	Tonami Holdings Co. Ltd.	50,574	1,231
	Taki Chemical Co. Ltd.	36,667	1,228
	Komatsu Matere Co. Ltd.	228,964	1,227
	Rheon Automatic Machinery Co. Ltd.	154,642	1,224
[1]	World Co. Ltd.	127,047	1,224
	Toenec Corp.	51,623	1,215
*	Atrae Inc.	108,193	1,211
	ASKA Pharmaceutical Holdings Co. Ltd.	157,305	1,210
[1]	Futaba Corp.	285,311	1,208
	Cawachi Ltd.	81,931	1,206
	Kamei Corp.	162,892	1,201
	Sumitomo Seika Chemicals Co. Ltd.	58,078	1,200
[1]	Shinwa Co. Ltd.	78,412	1,189
	DKK Co. Ltd.	79,428	1,189
	G-7 Holdings Inc.	120,059	1,185
	Topy Industries Ltd.	118,051	1,182
	Fukuda Corp.	35,435	1,178
[1]	JM Holdings Co. Ltd.	100,719	1,171
	Oriental Shiraishi Corp.	688,476	1,171
	Bank of Saga Ltd.	111,157	1,167
	Marvelous Inc.	253,295	1,167
	Proto Corp.	163,432	1,163
[1]	Softcreate Holdings Corp.	54,683	1,163
	V Technology Co. Ltd.	65,653	1,162
*,1	Fujita Kanko Inc.	58,127	1,162
	Aiphone Co. Ltd.	88,745	1,161
	Fukui Computer Holdings Inc.	49,444	1,156
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	97,940	1,150
	K&O Energy Group Inc.	102,552	1,150
	YAKUODO Holdings Co. Ltd.	71,372	1,149
	Riken Technos Corp.	329,319	1,145
	Aisan Industry Co. Ltd.	242,283	1,144
	GMO GlobalSign Holdings KK	37,641	1,144

		Shares	Market Value ($000)
	Kanagawa Chuo Kotsu Co. Ltd.	48,771	1,142
	Elematec Corp.	130,283	1,127
[1]	Tokushu Tokai Paper Co. Ltd.	55,106	1,125
	Icom Inc.	62,168	1,123
	Denyo Co. Ltd.	117,517	1,115
	gremz Inc.	103,655	1,110
	Japan Transcity Corp.	333,688	1,105
*	PIA Corp.	47,853	1,100
	Neturen Co. Ltd.	246,419	1,093
	Chori Co. Ltd.	82,072	1,087
	Tekken Corp.	88,688	1,086
	Okuwa Co. Ltd.	173,744	1,083
[1]	Aeon Fantasy Co. Ltd.	45,073	1,081
[1]	Takeda Pharmaceutical Co. Ltd. ADR	83,354	1,081
	Nissin Sugar Co. Ltd.	89,647	1,072
	CMK Corp.	354,639	1,065
[1]	Daido Metal Co. Ltd.	319,056	1,065
*,1	Nichi-iko Pharmaceutical Co. Ltd.	352,569	1,064
	Chilled & Frozen Logistics Holdings Co. Ltd.	138,884	1,062
*,1	KNT-CT Holdings Co. Ltd.	84,869	1,054
[1]	Kyokuto Securities Co. Ltd.	228,859	1,053
	Xebio Holdings Co. Ltd.	156,633	1,043
	Arakawa Chemical Industries Ltd.	152,649	1,035
	Ryoden Corp.	95,876	1,035
	Yukiguni Maitake Co. Ltd.	149,269	1,030
	Kenko Mayonnaise Co. Ltd.	95,401	1,027
	St. Marc Holdings Co. Ltd.	92,569	1,027
	Tosho Co. Ltd.	121,563	1,022
	Ichikoh Industries Ltd.	386,094	1,021
*,1	Kintetsu Department Store Co. Ltd.	61,618	1,021
*,1	Sourcenext Corp.	557,588	1,020
	Fixstars Corp.	140,650	1,018
	SIGMAXYZ Holdings Inc.	130,292	1,015
	Sumida Corp.	144,373	1,010
[1]	CI Takiron Corp.	279,000	1,009
	Stella Chemifa Corp.	57,895	1,007
	Tayca Corp.	118,254	1,006
	Achilles Corp.	111,746	1,005
	Nagatanien Holdings Co. Ltd.	72,886	1,005
	Shibusawa Warehouse Co. Ltd.	71,880	1,005
[1]	Ichiyoshi Securities Co. Ltd.	243,646	1,000
[1]	Studio Alice Co. Ltd.	67,234	1,000
[1]	Vital KSK Holdings Inc.	223,215	1,000
	Nippon Road Co. Ltd.	25,092	996
	Tokyo Energy & Systems Inc.	148,780	995
	Dai Nippon Toryo Co. Ltd.	200,205	989
	Koatsu Gas Kogyo Co. Ltd.	229,389	989
	Optorun Co. Ltd.	68,405	988
*,1	MedPeer Inc.	110,795	984
[1]	CONEXIO Corp.	119,560	982
	Sumitomo Riko Co. Ltd.	251,609	980
*	Unitika Ltd.	472,862	974
	Aichi Corp.	179,484	973
	Takaoka Toko Co. Ltd.	79,640	973
	Fudo Tetra Corp.	95,207	971
[1]	BRONCO BILLY Co. Ltd.	57,262	970
[1]	Nichiban Co. Ltd.	86,809	969
	CAC Holdings Corp.	98,313	967

		Shares	Market Value ($000)
	CTS Co. Ltd.	191,328	967
	SB Technology Corp.	63,534	962
	Maxvalu Tokai Co. Ltd.	51,965	958
	Futaba Industrial Co. Ltd.	425,028	955
	Osaki Electric Co. Ltd.	275,630	952
[1]	V-Cube Inc.	149,442	950
[1]	Inui Global Logistics Co. Ltd.	84,153	950
[1]	Yahagi Construction Co. Ltd.	186,629	949
	Honeys Holdings Co. Ltd.	112,490	947
	Nissin Corp.	78,854	946
[1]	Kansai Super Market Ltd.	120,466	930
	Nippon Beet Sugar Manufacturing Co. Ltd.	82,970	928
	Hoosiers Holdings	172,437	921
	Medical Data Vision Co. Ltd.	126,803	921
	Feed One Co. Ltd.	200,035	920
	Sanei Architecture Planning Co. Ltd.	82,063	916
	Kurimoto Ltd.	82,044	911
[1]	Moriroku Holdings Co. Ltd.	78,303	911
	Riken Corp.	57,663	910
	LEC Inc.	160,053	910
*	Optim Corp.	164,193	909
	Chiyoda Co. Ltd.	167,035	906
	Toa Corp. (XTKS)	170,991	905
[1]	IR Japan Holdings Ltd.	62,874	889
	Rokko Butter Co. Ltd.	91,786	884
	Krosaki Harima Corp.	27,590	883
	WDB Holdings Co. Ltd.	52,962	879
	Hokkaido Gas Co. Ltd.	80,086	878
	ZIGExN Co. Ltd.	368,730	873
	Kyosan Electric Manufacturing Co. Ltd.	301,004	864
	Fuji Pharma Co. Ltd.	120,113	860
	Hochiki Corp.	94,876	845
*,1	Net Protections Holdings Inc.	322,800	844
*,1,3	Chukyo Bank Ltd.	71,357	842
	Sankyo Tateyama Inc.	205,761	841
	Tatsuta Electric Wire and Cable Co. Ltd.	277,663	838
	Amuse Inc.	71,194	835
	Toyo Kanetsu KK	49,271	834
	Yorozu Corp.	149,914	831
	Fuso Pharmaceutical Industries Ltd.	60,842	828
	Kanaden Corp.	117,206	827
*,1	WATAMI Co. Ltd.	131,258	820
	Advan Group Co. Ltd.	145,032	816
*	Godo Steel Ltd.	69,951	815
	Central Security Patrols Co. Ltd.	49,415	814
	ST Corp.	78,318	814
	Maezawa Kyuso Industries Co. Ltd.	131,454	812
	Melco Holdings Inc.	37,690	810
	Digital Holdings Inc.	99,939	806
	Shinnihon Corp.	164,848	805
	Nippon Sharyo Ltd.	57,131	804
	Kawada Technologies Inc.	31,567	804
	Hodogaya Chemical Co. Ltd.	40,018	802
	Iseki & Co. Ltd.	98,729	798
	Hito Communications Holdings Inc.	69,880	798
	Ministop Co. Ltd.	80,383	790
	Kyodo Printing Co. Ltd.	45,696	774
	Seika Corp.	70,164	768

		Shares	Market Value ($000)
	Cosel Co. Ltd.	134,465	763
	Shimizu Bank Ltd.	75,898	763
	Japan Medical Dynamic Marketing Inc.	88,564	762
	Yushin Precision Equipment Co. Ltd.	156,000	761
*	Gurunavi Inc.	253,539	757
	Hisaka Works Ltd.	133,559	754
*	KLab Inc.	217,750	754
	JSP Corp.	75,924	731
	Kamakura Shinsho Ltd.	125,263	730
	Sankyo Seiko Co. Ltd.	236,436	727
	Nihon Chouzai Co. Ltd.	83,030	726
	Nitto Kohki Co. Ltd.	66,900	722
[1]	DKS Co. Ltd.	54,542	721
	Mars Group Holdings Corp.	64,396	720
	Tokyo Rakutenchi Co. Ltd.	26,450	719
	FAN Communications Inc.	253,644	719
	Kitanotatsujin Corp.	401,710	715
	Ubicom Holdings Inc.	47,071	707
*	Taiko Pharmaceutical Co. Ltd.	181,125	701
	Osaka Steel Co. Ltd.	88,526	694
	Artnature Inc.	135,500	678
[1]	Sanoh Industrial Co. Ltd.	147,165	677
[1]	Taisei Lamick Co. Ltd.	35,721	676
	Hokkan Holdings Ltd.	77,129	674
	NEC Capital Solutions Ltd.	47,030	671
[1]	MTI Ltd.	194,175	670
	JP-Holdings Inc.	356,703	668
	Tomoku Co. Ltd.	67,705	666
*	Jamco Corp.	71,580	660
	CMIC Holdings Co. Ltd.	62,561	660
[1]	Kojima Co. Ltd.	149,555	652
	Tsutsumi Jewelry Co. Ltd.	46,070	642
[1]	Inaba Seisakusho Co. Ltd.	68,613	641
	Airport Facilities Co. Ltd.	177,962	639
	Okura Industrial Co. Ltd.	51,597	638
	Nippon Coke & Engineering Co. Ltd.	1,013,050	636
	Ebase Co. Ltd.	177,512	631
	Furukawa Battery Co. Ltd.	80,297	623
[1]	Tess Holdings Co. Ltd.	95,761	621
[1]	Central Sports Co. Ltd.	36,729	620
	Yamashin-Filter Corp.	245,644	617
*,1	Kourakuen Holdings Corp.	82,063	613
	Raccoon Holdings Inc.	85,890	611
	Sanshin Electronics Co. Ltd.	52,811	610
	Nihon Tokushu Toryo Co. Ltd.	96,520	607
*	Akebono Brake Industry Co. Ltd.	542,566	597
*	BrainPad Inc.	98,930	597
	Japan Best Rescue System Co. Ltd.	114,186	588
*	TerraSky Co. Ltd.	45,246	588
*,1	FDK Corp.	109,288	587
	Nippon Rietec Co. Ltd.	108,697	587
	Mitsuba Corp.	219,425	586
	Pronexus Inc.	86,944	575
	Tv Tokyo Holdings Corp.	43,083	565
	Corona Corp. Class A	97,486	559
	Tokyo Individualized Educational Institute Inc.	145,137	553
[1]	LIFULL Co. Ltd.	487,803	543
*,1	Gunosy Inc.	102,774	543

		Shares	Market Value ($000)
	Cleanup Corp.	138,988	541
[1]	Daisyo Corp.	67,791	529
	Ohara Inc.	61,097	527
	Media Do Co. Ltd.	42,088	526
	Enigmo Inc.	146,156	503
	Chuo Spring Co. Ltd.	107,880	497
	I-PEX Inc.	56,442	485
	Gecoss Corp.	86,035	467
	Sekisui Kasei Co. Ltd.	166,741	459
	Kanamic Network Co. Ltd.	129,606	456
	Taiho Kogyo Co. Ltd.	96,611	451
[1]	Shimojima Co. Ltd.	63,272	443
[1]	CHIMNEY Co. Ltd.	53,904	436
	Nihon Trim Co. Ltd.	27,019	435
	Akatsuki Inc.	29,102	419
	Nakayama Steel Works Ltd.	106,563	414
	Nisso Corp.	108,107	414
	Oro Co. Ltd.	39,522	398
*,1	RPA Holdings Inc.	191,370	385
*	COOKPAD Inc.	271,541	375
	Takamiya Co. Ltd.	136,908	365
*	Tokyo Base Co. Ltd.	168,771	364
	Linical Co. Ltd.	68,678	354
[1]	Fibergate Inc.	57,641	351
	Wowow Inc.	35,634	327
*,1	Right On Co. Ltd.	65,911	306
	Robot Home Inc.	224,508	264
			26,398,425
Netherlands (3.2%)
	ASML Holding NV	3,000,015	1,242,844
	Prosus NV	6,345,455	330,133
*,2	Adyen NV	219,087	273,237
	ING Groep NV	28,167,568	241,352
	Koninklijke Ahold Delhaize NV	7,534,605	191,917
	Wolters Kluwer NV	1,922,697	187,220
	Heineken NV	1,771,736	154,728
	Koninklijke DSM NV	1,293,615	147,201
	Universal Music Group NV	5,564,448	104,222
	Koninklijke Philips NV	6,592,800	101,506
	NN Group NV	2,220,928	86,381
	ArcelorMittal SA	3,880,701	77,219
	ASM International NV	341,463	76,456
	Akzo Nobel NV	1,314,913	74,516
	Koninklijke KPN NV	24,271,998	65,689
	Heineken Holding NV	786,929	53,872
[1]	Aegon NV	13,208,742	52,505
	IMCD NV	424,864	50,373
	ASR Nederland NV	983,106	37,793
	Randstad NV	818,333	35,320
*	Unibail-Rodamco-Westfield	767,568	31,762
[1,2]	ABN AMRO Bank NV GDR	3,090,128	27,689
	OCI NV	720,545	26,380
	BE Semiconductor Industries NV	588,165	25,180
[2]	Signify NV	930,107	23,938
	Aalberts NV	712,877	23,249
*,2	Just Eat Takeaway.com NV	1,363,078	21,144
	JDE Peet's NV	600,278	17,551
	Arcadis NV	536,819	17,471

		Shares	Market Value ($000)
*,1	Galapagos NV	361,172	15,423
	SBM Offshore NV	1,148,924	14,418
	Allfunds Group plc	1,813,118	13,251
*,2	Intertrust NV	657,196	12,574
*,1,2	Basic-Fit NV	392,741	11,793
	Corbion NV	440,543	10,959
	TKH Group NV GDR	305,979	9,912
*	InPost SA	1,524,394	8,870
	Koninklijke Vopak NV	481,361	8,758
*	Fugro NV	836,575	8,470
[1]	APERAM SA	337,754	7,970
*,2	Alfen Beheer BV	81,847	7,495
	Eurocommercial Properties NV	375,567	7,435
	AMG Advanced Metallurgical Group NV	233,325	5,245
[2]	CTP NV	486,729	5,011
[1]	PostNL NV	2,892,156	4,838
*	Koninklijke BAM Groep NV	1,847,302	4,539
[2]	Flow Traders	198,838	3,747
*	TomTom NV	484,155	3,454
	Wereldhave NV	289,908	3,313
	NSI NV	139,390	3,307
	Sligro Food Group NV	249,489	3,218
	Majorel Group Luxembourg SA	157,357	3,197
	Vastned Retail NV	125,445	2,480
	Brunel International NV	144,161	1,203
*,1	Ebusco Holding NV	71,776	1,120
[2]	B&S Group Sarl	204,477	899
			3,981,747
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	4,233,904	43,884
	Spark New Zealand Ltd.	13,990,913	39,143
*	Auckland International Airport Ltd.	8,861,456	35,520
	Infratil Ltd.	5,420,592	26,227
	Meridian Energy Ltd.	9,218,868	24,737
	EBOS Group Ltd.	1,168,370	24,593
	Contact Energy Ltd.	5,806,526	24,310
	Mainfreight Ltd.	600,102	22,623
*	a2 Milk Co. Ltd.	5,503,505	18,860
	Mercury NZ Ltd.	5,074,270	16,154
	Fletcher Building Ltd.	5,823,033	15,774
	Ryman Healthcare Ltd.	3,036,410	14,481
	Chorus Ltd.	3,356,582	14,282
	Summerset Group Holdings Ltd.	1,708,490	10,295
	Goodman Property Trust	8,129,367	9,091
*	SKYCITY Entertainment Group Ltd.	5,642,863	8,569
	Precinct Properties New Zealand Ltd.	9,729,504	7,065
[1]	Freightways Ltd.	1,193,235	6,547
	Kiwi Property Group Ltd.	11,722,960	5,970
	Genesis Energy Ltd.	3,848,784	5,891
	Vital Healthcare Property Trust	3,533,608	5,037
*	Air New Zealand Ltd.	11,322,219	4,521
	Vector Ltd.	1,850,010	4,169
	Arvida Group Ltd.	5,197,164	4,165
	Argosy Property Ltd.	6,121,224	4,118
	Skellerup Holdings Ltd.	1,324,845	3,973
	Stride Property Group	3,743,932	3,486
*	Pushpay Holdings Ltd.	5,397,484	3,320
	Heartland Group Holdings Ltd.	3,143,539	2,902

		Shares	Market Value ($000)
	Oceania Healthcare Ltd.	4,849,240	2,477
	KMD Brands Ltd.	4,143,063	2,429
	Scales Corp. Ltd.	808,540	2,232
*	Tourism Holdings Ltd.	1,079,857	1,684
*,1	Synlait Milk Ltd.	768,389	1,526
	SKY Network Television Ltd.	1,224,521	1,470
*	Vista Group International Ltd.	1,524,321	1,396
*	Pacific Edge Ltd.	5,037,828	1,394
*,1	Serko Ltd.	684,046	1,220
	Restaurant Brands New Zealand Ltd.	210,000	899
			426,434
Norway (0.8%)
	Equinor ASA	6,969,043	229,830
	DNB Bank ASA	7,622,102	120,948
	Aker BP ASA (XOSL)	2,278,431	65,401
	Norsk Hydro ASA	9,975,294	53,527
	Telenor ASA	4,725,721	43,250
	Yara International ASA	1,211,103	42,504
	Mowi ASA	3,292,471	41,879
	Orkla ASA	5,671,029	41,225
	TOMRA Systems ASA	1,745,679	30,800
	Storebrand ASA	3,492,691	24,180
	Gjensidige Forsikring ASA	1,259,216	21,607
	Kongsberg Gruppen ASA	560,414	17,007
*	Nordic Semiconductor ASA	1,161,404	15,340
	Bakkafrost P/F	377,207	15,013
	Salmar ASA	405,065	13,653
	Subsea 7 SA	1,707,461	13,487
	SpareBank 1 SR-Bank ASA	1,323,705	12,400
*	Adevinta ASA	2,048,331	12,203
*,1	NEL ASA	10,861,583	11,975
	Aker ASA Class A	178,494	11,534
	TGS ASA	858,377	10,491
	Schibsted ASA Class A	759,079	10,243
[1]	Frontline Ltd.	916,541	10,093
	SpareBank 1 SMN	978,301	9,983
	Var Energi ASA	3,007,631	9,772
	Borregaard ASA	745,796	8,805
	Leroy Seafood Group ASA	1,911,349	7,539
	Schibsted ASA Class B	537,669	6,714
[1]	FLEX LNG Ltd.	210,341	6,685
[2]	Elkem ASA	2,002,225	6,434
	Aker Solutions ASA	1,762,592	6,128
[2]	Scatec ASA	886,595	6,063
	Veidekke ASA	792,603	5,929
	Atea ASA	627,639	5,577
*,1,2	AutoStore Holdings Ltd.	4,355,777	4,783
*,2	Crayon Group Holding ASA	598,886	4,653
*	Kahoot! ASA	2,490,274	4,638
	DNO ASA	3,972,591	4,506
	Austevoll Seafood ASA	653,505	4,430
[2]	BW LPG Ltd.	584,163	4,251
	Bonheur ASA	146,313	4,147
	MPC Container Ships ASA	2,378,951	3,967
[2]	Entra ASA	408,393	3,814
	Wallenius Wilhelmsen ASA	745,175	3,714
	Diversified Energy Co. plc	906,118	3,687
*	Aker Carbon Capture ASA	2,551,408	3,262

		Shares	Market Value ($000)
	Stolt-Nielsen Ltd.	158,222	3,141
	Grieg Seafood ASA	403,072	2,726
	Sparebank 1 Oestlandet	220,643	2,178
*	Aker Horizons Holding ASA	1,705,248	2,153
*	Hexagon Composites ASA	824,254	1,797
	Arendals Fossekompani A/S	80,163	1,636
*	Norway Royal Salmon ASA	102,500	1,398
	BW Offshore Ltd.	618,837	1,302
*	BW Energy Ltd.	581,096	1,150
			1,015,552
Poland (0.2%)
	Polski Koncern Naftowy ORLEN SA	3,109,488	33,380
	Powszechna Kasa Oszczednosci Bank Polski SA	6,378,101	27,862
*,2	Dino Polska SA	359,600	21,781
	Powszechny Zaklad Ubezpieczen SA	4,159,915	19,301
	KGHM Polska Miedz SA	1,016,235	17,747
	Bank Polska Kasa Opieki SA	1,160,084	14,089
	LPP SA	8,208	12,804
*	Polskie Gornictwo Naftowe i Gazownictwo SA	12,861,739	12,601
*,1,2	Allegro.eu SA	2,874,799	12,367
[1]	CD Projekt SA	490,683	9,826
	Santander Bank Polska SA	220,330	8,688
	KRUK SA	130,988	6,205
	Cyfrowy Polsat SA	1,854,542	5,964
	Asseco Poland SA	415,648	5,786
	Orange Polska SA	4,871,403	5,061
*,2	Pepco Group NV	819,644	4,913
*	PGE Polska Grupa Energetyczna SA	3,829,729	4,818
*	mBank SA	98,225	3,939
*,1	Alior Bank SA	666,533	3,081
*	Bank Millennium SA	4,431,646	2,952
*	Tauron Polska Energia SA	6,826,551	2,778
	Bank Handlowy w Warszawie SA	242,786	2,654
*	Jastrzebska Spolka Weglowa SA	378,121	2,501
*	Grupa Azoty SA	336,397	2,275
*,1	CCC SA	284,126	2,112
*	Enea SA	1,549,232	1,925
*	AmRest Holdings SE	508,868	1,797
	Warsaw Stock Exchange	195,585	1,290
*	Ciech SA	188,644	1,204
	Kernel Holding SA	349,334	1,191
			252,892
Portugal (0.2%)
	EDP - Energias de Portugal SA	21,038,756	91,308
	Jeronimo Martins SGPS SA	2,051,144	38,199
	EDP Renovaveis SA	1,793,341	36,889
	Galp Energia SGPS SA	3,830,562	36,855
	Banco Comercial Portugues SA Class R	57,644,871	6,859
	REN - Redes Energeticas Nacionais SGPS SA	2,818,005	6,663
	Navigator Co. SA	1,884,908	6,422
	Sonae SGPS SA	6,742,933	5,439
	NOS SGPS SA	1,579,942	5,172
*	Greenvolt-Energias Renovaveis SA	421,635	3,558
	CTT-Correios de Portugal SA	1,073,588	2,849
	Altri SGPS SA	528,742	2,670
	Corticeira Amorim SGPS SA	245,373	2,184

		Shares	Market Value ($000)
	Semapa-Sociedade de Investimento e Gestao	116,733	1,399
			246,466
Singapore (1.3%)
	DBS Group Holdings Ltd.	13,471,338	311,637
	Oversea-Chinese Banking Corp. Ltd.	26,165,431	214,397
	United Overseas Bank Ltd.	9,598,749	173,858
	Singapore Telecommunications Ltd.	55,951,293	103,244
	CapitaLand Integrated Commercial Trust	37,695,537	50,142
	Keppel Corp. Ltd.	10,356,073	49,832
	Ascendas REIT	25,364,628	47,314
	Capitaland Investment Ltd.	19,016,130	45,750
	Wilmar International Ltd.	15,604,900	41,515
	Singapore Exchange Ltd.	6,105,169	40,052
*	Singapore Airlines Ltd.	9,508,053	33,604
	Singapore Technologies Engineering Ltd.	11,344,380	28,185
	Mapletree Logistics Trust	23,897,202	25,821
	Genting Singapore Ltd.	42,967,628	23,350
	Mapletree Industrial Trust	13,936,949	23,063
	Venture Corp. Ltd.	1,944,836	22,099
	Mapletree Commercial Trust	17,153,182	20,422
	City Developments Ltd.	3,488,089	18,383
	Frasers Logistics & Commercial Trust	21,241,334	18,135
	Jardine Cycle & Carriage Ltd.	740,718	17,324
	UOL Group Ltd.	3,660,958	16,843
	Suntec REIT	15,702,381	16,698
	Sembcorp Industries Ltd.	6,798,813	14,521
	ComfortDelGro Corp. Ltd.	15,429,459	14,142
	NetLink NBN Trust	21,697,544	13,659
	Frasers Centrepoint Trust	8,036,983	12,119
	Keppel DC REIT	9,506,772	11,211
	Keppel REIT	16,059,418	11,024
*	SATS Ltd.	4,715,989	9,854
	Keppel Infrastructure Trust	26,258,501	9,849
	ESR-REIT	39,193,057	9,649
	Ascott Residence Trust	13,967,268	9,475
	Golden Agri-Resources Ltd.	46,777,100	8,590
	Parkway Life REIT	2,894,766	8,519
*	Sembcorp Marine Ltd.	114,175,969	8,350
	Haw Par Corp. Ltd.	1,046,068	7,452
	Lendlease Global Commercial REIT	13,811,667	7,318
	Hutchison Port Holdings Trust Class U	37,872,524	6,958
	Raffles Medical Group Ltd.	6,863,394	6,342
	CapitaLand China Trust	8,363,348	6,046
	AEM Holdings Ltd.	2,061,330	5,703
	CDL Hospitality Trusts	6,333,712	5,125
	Olam Group Ltd.	5,638,610	5,108
	SPH REIT	8,018,893	5,017
	Manulife US REIT	11,612,719	4,915
	Ascendas India Trust	6,326,230	4,607
	Cromwell European REIT	2,427,026	4,263
	Singapore Post Ltd.	10,835,768	4,107
	Starhill Global REIT	10,298,570	3,863
	OUE Commercial REIT	15,935,935	3,763
	AIMS APAC REIT	4,126,929	3,669
	First Resources Ltd.	3,737,732	3,597
	Keppel Pacific Oak US REIT	6,442,757	3,536
	Digital Core REIT Management Pte Ltd.	4,925,170	3,430
	Sheng Siong Group Ltd.	3,089,973	3,401

		Shares	Market Value ($000)
	iFAST Corp. Ltd.	1,165,769	3,190
	StarHub Ltd.	4,101,174	3,133
	UMS Holdings Ltd.	3,394,792	2,968
	Far East Hospitality Trust	7,082,559	2,873
*	SIA Engineering Co. Ltd.	1,845,816	2,866
*	Thomson Medical Group Ltd.	48,794,083	2,709
	Prime US REIT	4,667,086	2,515
	Hour Glass Ltd./The	1,679,500	2,446
	Sabana Industrial REIT	7,298,657	2,189
	Nanofilm Technologies International Ltd.	1,369,479	1,989
	Riverstone Holdings Ltd.	3,830,673	1,531
	First REIT	8,144,516	1,504
	Silverlake Axis Ltd.	5,497,826	1,212
*	COSCO Shipping International Singapore Co. Ltd.	7,561,216	909
	Bumitama Agri Ltd.	2,160,408	856
*	Yoma Strategic Holdings Ltd.	9,181,090	636
*,3	Eagle Hospitality Trust	4,532,200	621
*,3	Best World International Ltd.	367,562	348
	Lippo Malls Indonesia Retail Trust	5,131,959	128
*,1,3	Ezra Holdings Ltd.	10,329,900	79
			1,615,552
South Korea (4.3%)
	Samsung Electronics Co. Ltd.	35,495,122	1,303,354
	SK Hynix Inc.	4,009,527	229,346
	Samsung Electronics Co. Ltd. Preference Shares	4,647,683	150,970
	Samsung SDI Co. Ltd.	386,591	145,414
	NAVER Corp.	1,069,188	142,433
	LG Chem Ltd.	342,113	126,320
	Hyundai Motor Co.	1,030,068	125,708
	Celltrion Inc.	796,535	96,673
	Kia Corp.	1,908,985	95,014
	Kakao Corp.	2,248,282	88,469
	KB Financial Group Inc.	2,876,241	86,858
	Shinhan Financial Group Co. Ltd.	3,694,586	85,822
	POSCO Holdings Inc.	554,854	80,935
*,2	Samsung Biologics Co. Ltd.	136,185	76,232
*,1	LG Energy Solution	257,133	75,818
	Hyundai Mobis Co. Ltd.	456,631	60,277
	Hana Financial Group Inc.	2,140,108	52,550
	KT&G Corp.	794,613	47,979
	Samsung C&T Corp.	622,032	44,573
	LG Electronics Inc.	801,866	43,514
	Samsung Electronics Co. Ltd. GDR (Registered)	43,730	39,757
	SK Innovation Co. Ltd.	385,110	38,163
	SK Inc.	266,528	35,387
	Woori Financial Group Inc.	4,678,280	34,718
	LG Corp.	654,151	33,554
	Celltrion Healthcare Co. Ltd.	704,177	32,996
	Samsung Electro-Mechanics Co. Ltd.	412,431	31,821
*,1	Krafton Inc.	216,732	31,420
*,1	Doosan Heavy Industries & Construction Co. Ltd.	3,099,168	30,443
	Korea Zinc Co. Ltd.	73,438	30,364
	Samsung Fire & Marine Insurance Co. Ltd.	234,030	29,932
	NCSoft Corp.	117,340	28,067
*	Hanwha Solutions Corp.	846,498	27,574
[1]	HMM Co. Ltd.	2,153,997	27,502
[1]	LG Household & Health Care Ltd.	60,714	26,612
*	Korea Electric Power Corp.	1,883,319	26,237

		Shares	Market Value ($000)
	Samsung Life Insurance Co. Ltd.	548,502	23,758
	Samsung SDS Co. Ltd.	270,370	21,532
[1]	POSCO Chemical Co. Ltd.	202,618	20,961
*,1	L&F Co. Ltd.	166,451	20,241
*	Korean Air Lines Co. Ltd.	1,294,401	19,752
[1]	LG Innotek Co. Ltd.	104,293	19,658
*,1	HLB Inc.	658,090	19,469
*	Samsung Engineering Co. Ltd.	1,167,145	18,373
*	SK Square Co. Ltd.	732,627	18,282
[1]	Ecopro BM Co. Ltd.	291,210	17,617
[1]	Korea Aerospace Industries Ltd.	520,138	17,530
*,1	KakaoBank Corp.	1,258,414	17,432
	S-Oil Corp.	303,998	17,196
*	Samsung Heavy Industries Co. Ltd.	4,550,731	16,766
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	319,887	16,148
	Coway Co. Ltd.	420,224	15,715
	Hyundai Glovis Co. Ltd.	137,109	15,431
[1]	Amorepacific Corp.	215,219	15,175
	CJ CheilJedang Corp.	52,721	15,041
	Hyundai Motor Co. Preference Shares (XKRS)	257,498	14,971
	Yuhan Corp.	373,403	14,082
	Hyundai Engineering & Construction Co. Ltd.	540,411	14,016
	Hyundai Heavy Industries Holdings Co. Ltd.	371,603	13,929
[1]	LG Display Co. Ltd.	1,651,050	13,683
	Hankook Tire & Technology Co. Ltd.	545,165	13,307
*	Kangwon Land Inc.	788,893	12,880
	DB Insurance Co. Ltd.	331,993	12,719
*	HYBE Co. Ltd.	135,245	12,569
	Industrial Bank of Korea	1,880,945	12,439
*	LG Uplus Corp.	1,558,578	11,655
	Orion Corp.Republic of Korea	161,713	11,565
[1]	Hotel Shilla Co. Ltd.	229,489	11,414
[1]	F&F Co. Ltd.	118,050	11,196
	LG Chem Ltd. Preference Shares	63,243	11,014
[1]	Hanwha Aerospace Co. Ltd.	257,823	11,012
[1]	Lotte Chemical Corp.	109,672	10,931
	GS Holdings Corp.	375,873	10,882
	Hyundai Steel Co.	558,100	10,841
*	Hyundai Mipo Dockyard Co. Ltd.	150,934	10,747
[1]	Kumho Petrochemical Co. Ltd.	130,308	10,433
[1]	Ecopro Co. Ltd.	131,097	10,417
	Hyundai Motor Co. Preference Shares	168,450	9,848
	Samsung Securities Co. Ltd.	459,061	9,772
*,1	Hyundai Rotem Co. Ltd.	540,675	9,462
	Korea Investment Holdings Co. Ltd.	277,919	9,132
[1]	Hyundai Marine & Fire Insurance Co. Ltd.	444,367	9,047
	SK Telecom Co. Ltd.	255,464	9,019
	BNK Financial Group Inc.	2,135,480	8,916
	Hanmi Pharm Co. Ltd.	54,741	8,691
*,1	Hyundai Heavy Industries Co. Ltd.	107,836	8,570
[1]	OCI Co. Ltd.	135,299	8,490
[1]	E-MART Inc.	144,501	8,400
	Fila Holdings Corp.	383,221	8,291
	Meritz Fire & Marine Insurance Co. Ltd.	402,353	8,236
	SKC Co. Ltd.	142,034	8,205
*,1	SK Bioscience Co. Ltd.	148,103	8,198
	Shinsegae Inc.	51,156	8,174
	Cheil Worldwide Inc.	516,572	8,143

		Shares	Market Value ($000)
[1]	JYP Entertainment Corp.	199,760	8,116
	Mirae Asset Securities Co. Ltd.	1,949,807	8,072
[1]	Mando Corp.	243,917	7,462
*,1	Pearl Abyss Corp.	231,564	7,454
*,1	SK Biopharmaceuticals Co. Ltd.	183,564	7,232
	Hansol Chemical Co. Ltd.	61,476	7,186
	GS Engineering & Construction Corp.	460,393	7,179
	Hanwha Corp.	409,853	6,938
*,1,2	SK IE Technology Co. Ltd.	191,973	6,935
	Hanon Systems	1,201,371	6,923
	DB HiTek Co. Ltd.	265,384	6,814
	Youngone Corp.	220,687	6,812
*,1	Celltrion Pharm Inc.	145,066	6,421
*,1	Alteogen Inc.	205,108	6,420
*,1	Kakao Games Corp.	216,058	6,340
[1]	SM Entertainment Co. Ltd.	129,106	6,327
[1]	CS Wind Corp.	150,454	6,317
	NH Investment & Securities Co. Ltd.	1,003,369	6,263
[1]	SK Chemicals Co. Ltd.	92,683	5,833
	S-1 Corp.	144,258	5,811
	LEENO Industrial Inc.	67,327	5,792
	LG Household & Health Care Ltd. Preference Shares	24,617	5,640
	DGB Financial Group Inc.	1,117,698	5,419
	DL E&C Co. Ltd.	228,472	5,416
*,1	Kakaopay Corp.	158,417	5,355
	BGF retail Co. Ltd.	46,158	5,311
*,1	HLB Life Science Co. Ltd.	591,968	5,236
	Posco International Corp.	358,654	5,199
	Lotte Corp.	194,935	5,187
[1]	KIWOOM Securities Co. Ltd.	98,717	5,168
	GS Retail Co. Ltd.	286,020	5,083
*	CosmoAM&T Co. Ltd.	146,207	5,082
[1]	LIG Nex1 Co. Ltd.	80,853	5,078
	JB Financial Group Co. Ltd.	1,041,877	5,043
	LS Corp.	128,312	5,034
*,1	STCUBE	298,935	5,007
	KCC Corp.	31,103	4,975
[1]	NongShim Co. Ltd.	23,930	4,959
[1]	LOTTE Fine Chemical Co. Ltd.	126,492	4,926
	Lotte Shopping Co. Ltd.	81,903	4,912
[1]	Hyosung Advanced Materials Corp.	23,168	4,907
	Hyundai Wia Corp.	116,186	4,822
	Meritz Securities Co. Ltd.	1,891,138	4,811
*,1	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	357,654	4,689
	CJ Corp.	96,952	4,675
	Samsung Card Co. Ltd.	221,783	4,659
[1]	SD Biosensor Inc.	249,750	4,604
	Korea Gas Corp.	191,763	4,500
	LX International Corp.	166,637	4,497
*,1	Doosan Fuel Cell Co. Ltd.	226,208	4,463
[1,2]	Netmarble Corp.	125,386	4,445
[1]	Iljin Materials Co. Ltd.	125,837	4,399
[1]	Hite Jinro Co. Ltd.	234,108	4,310
	Pan Ocean Co. Ltd.	1,354,301	4,221
	WONIK IPS Co. Ltd.	267,491	4,100
[1]	Dongjin Semichem Co. Ltd.	223,853	4,079
	Hyundai Department Store Co. Ltd.	107,572	4,061
[1]	AMOREPACIFIC Group	218,222	4,055

		Shares	Market Value ($000)
*,1	Hanjin Kal Corp.	156,276	4,053
[1]	Daejoo Electronic Materials Co. Ltd.	72,954	3,974
	Kolon Industries Inc.	133,549	3,903
[1]	People & Technology Inc.	138,603	3,883
*,1	CJ Logistics Corp.	61,825	3,878
	CJ ENM Co. Ltd.	73,201	3,853
*,1	KMW Co. Ltd.	212,950	3,852
[1]	Hyosung TNC Corp.	21,503	3,851
[1]	Wemade Co. Ltd.	122,021	3,831
[1]	ST Pharm Co. Ltd.	67,049	3,824
	Seegene Inc.	205,503	3,812
*,1	Hyundai Bioscience Co. Ltd.	261,391	3,795
[1]	Koh Young Technology Inc.	430,878	3,774
[1]	KEPCO Plant Service & Engineering Co. Ltd.	155,273	3,731
[1]	Chunbo Co. Ltd.	30,385	3,728
[1]	Soulbrain Co. Ltd.	30,269	3,720
	Daewoong Pharmaceutical Co. Ltd.	33,747	3,698
	SFA Engineering Corp.	140,200	3,691
[1]	LS Electric Co. Ltd.	113,357	3,669
*,1	Daewoo Engineering & Construction Co. Ltd.	1,277,244	3,636
[1]	DL Holdings Co. Ltd.	90,782	3,608
*,1	Paradise Co. Ltd.	337,926	3,601
	Doosan Bobcat Inc.	182,982	3,601
[1]	Com2uSCorp	67,325	3,588
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	33,285	3,584
	Daeduck Electronics Co. Ltd.	240,543	3,524
[1]	KEPCO Engineering & Construction Co. Inc.	91,886	3,512
[1]	Hanwha Systems Co. Ltd.	455,577	3,490
*	SOLUM Co. Ltd.	265,037	3,467
*	Hyundai Electric & Energy System Co. Ltd.	156,887	3,457
	Samsung SDI Co. Ltd. Preference Shares	18,470	3,456
	SSANGYONG C&E Co. Ltd.	833,788	3,406
[1]	Green Cross Corp.	39,518	3,386
*	GeneOne Life Science Inc.	510,657	3,363
*,1	Shin Poong Pharmaceutical Co. Ltd.	239,635	3,306
[1]	LX Semicon Co. Ltd.	63,070	3,302
	Dongsuh Cos. Inc.	228,330	3,298
	Korean Reinsurance Co.	601,788	3,286
	LG Electronics Inc. Preference Shares	127,576	3,266
[1]	BH Co. Ltd.	183,774	3,260
*	Chabiotech Co. Ltd.	330,246	3,251
	LOTTE REIT Co. Ltd.	944,160	3,225
	Hyosung Corp.	66,180	3,218
	Ottogi Corp.	9,812	3,153
[1]	Dongkuk Steel Mill Co. Ltd.	422,087	3,144
*,1	Hyundai Doosan Infracore Co. Ltd.	1,017,275	3,128
	Douzone Bizon Co. Ltd.	145,130	3,126
	ESR Kendall Square REIT Co. Ltd.	868,669	3,052
*,1	LegoChem Biosciences Inc.	123,384	3,045
*,1	Hugel Inc.	42,866	3,031
	Foosung Co. Ltd.	369,099	3,009
	Chong Kun Dang Pharmaceutical Corp.	54,399	2,966
[1]	YG Entertainment Inc.	88,477	2,965
	Samchully Co. Ltd.	15,685	2,928
[1]	Advanced Nano Products Co. Ltd.	52,924	2,914
*,1	Hana Tour Service Inc.	78,200	2,913
[1]	MegaStudyEdu Co. Ltd.	58,401	2,899
*	Hanwha Life Insurance Co. Ltd.	1,979,146	2,864

		Shares	Market Value ($000)
[1]	Kolmar Korea Co. Ltd.	108,182	2,840
	Ecopro HN Co. Ltd.	80,493	2,818
[1]	SK Networks Co. Ltd.	1,023,654	2,816
[1]	Meritz Financial Group Inc.	194,740	2,809
*,1	Naturecell Co. Ltd.	338,956	2,802
*,1	ABLBio Inc.	196,595	2,796
*	Pharmicell Co. Ltd.	386,163	2,754
	Dentium Co. Ltd.	47,197	2,731
*,1	Bioneer Corp.	158,328	2,714
[1]	SIMMTECH Co. Ltd.	133,042	2,698
*,1	Taihan Electric Wire Co. Ltd.	2,685,429	2,691
	Hyundai Elevator Co. Ltd.	172,355	2,679
	JR Global REIT	842,140	2,646
	SK REIT Co. Ltd.	750,981	2,640
	Mirae Asset Securities Co. Ltd. Preference Shares	1,031,142	2,627
	CJ CheilJedang Corp. Preference Shares	22,145	2,602
*	Hanall Biopharma Co. Ltd.	273,106	2,519
*,1	Creative & Innovative System	331,928	2,509
[1]	SL Corp.	112,294	2,507
*,1	Myoung Shin Industrial Co. Ltd.	208,429	2,495
*,1	SAM KANG M&T Co. Ltd.	169,431	2,488
[1]	HDC Hyundai Development Co-Engineering & Construction Class E	344,022	2,467
*	Medytox Inc.	32,315	2,445
	Innocean Worldwide Inc.	84,630	2,442
	Eo Technics Co. Ltd.	60,048	2,430
[1]	Lotte Chilsung Beverage Co. Ltd.	21,816	2,418
[1]	HK inno N Corp.	105,615	2,410
	Hanmi Semiconductor Co. Ltd.	324,352	2,408
*,1	Oscotec Inc.	187,870	2,404
	HAESUNG DS Co. Ltd.	82,555	2,375
	Green Cross Holdings Corp.	207,933	2,352
	Poongsan Corp.	138,531	2,337
[1]	AfreecaTV Co. Ltd.	53,383	2,333
	Daishin Securities Co. Ltd. Preference Shares	249,296	2,330
[1]	Park Systems Corp.	34,476	2,314
	NICE Information Service Co. Ltd.	248,476	2,307
	Amorepacific Corp. Preference Shares	78,556	2,291
*	Kumho Tire Co. Inc.	986,366	2,276
*,1	Enchem Co. Ltd.	49,517	2,273
*,1	GemVax & Kael Co. Ltd.	273,794	2,264
[1]	Doosan Co. Ltd.	40,459	2,262
	Shinhan Alpha REIT Co. Ltd.	423,102	2,251
	Hyundai Autoever Corp.	31,375	2,242
[1]	Hanmi Science Co. Ltd.	101,457	2,217
[1]	Dawonsys Co. Ltd.	189,271	2,211
*	Genexine Inc.	140,020	2,210
*,1	Helixmith Co. Ltd.	229,664	2,180
	Daewoong Co. Ltd.	150,039	2,179
*,1	Sam Chun Dang Pharm Co. Ltd.	99,855	2,170
	Korea Electric Terminal Co. Ltd.	50,134	2,167
*	Neowiz	84,997	2,165
*	Asiana Airlines Inc.	260,204	2,158
*,1	GC Cell Corp.	65,915	2,115
*	Studio Dragon Corp.	45,940	2,111
[1]	IS Dongseo Co. Ltd.	98,825	2,094
	Daesang Corp.	139,677	2,094
[1]	Huchems Fine Chemical Corp.	159,281	2,087
	Unid Co. Ltd.	36,045	2,085

		Shares	Market Value ($000)
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	74,429	2,079
	Daou Technology Inc.	175,818	2,077
	Han Kuk Carbon Co.	252,105	2,073
[1]	Hanssem Co. Ltd.	68,953	2,043
	Solus Advanced Materials Co. Ltd.	97,951	2,015
[1]	Taekwang Industrial Co. Ltd.	4,108	2,013
*,1	Wysiwyg Studios Co. Ltd.	159,600	2,001
[1]	Cosmax Inc.	57,231	1,992
*,1	NKMax Co. Ltd.	226,797	1,987
*,1	Eubiologics Co. Ltd.	247,043	1,986
[1]	Jusung Engineering Co. Ltd.	248,792	1,982
*	HLB Therapeutics Co. Ltd.	199,129	1,963
	PI Advanced Materials Co. Ltd.	94,471	1,948
[1]	Tokai Carbon Korea Co. Ltd.	31,976	1,945
	DoubleUGames Co. Ltd.	63,900	1,942
*,1	Lotte Tour Development Co. Ltd.	259,584	1,939
	DongKook Pharmaceutical Co. Ltd.	172,328	1,938
*	NHN Corp.	130,236	1,936
*,1	Amicogen Inc.	137,290	1,928
	Lotte Confectionery Co. Ltd.	19,970	1,926
	Hyundai Construction Equipment Co. Ltd.	86,463	1,913
*,1	Duk San Neolux Co. Ltd.	86,278	1,888
	Lotte Rental Co. Ltd.	87,338	1,885
*	Hyosung Heavy Industries Corp.	45,650	1,879
	Humasis Co. Ltd.	223,343	1,860
	KCC Glass Corp.	66,784	1,852
[1]	Ahnlab Inc.	42,723	1,826
*,1	CJ CGV Co. Ltd.	175,081	1,804
[1]	S&S Tech Corp.	123,278	1,799
	INTOPS Co. Ltd.	84,946	1,788
[1]	Seoul Semiconductor Co. Ltd.	254,206	1,782
[1]	Samyang Holdings Corp.	40,948	1,775
	Handsome Co. Ltd.	99,619	1,773
	PharmaResearch Co. Ltd.	44,798	1,755
[1]	Innox Advanced Materials Co. Ltd.	94,832	1,741
	Daishin Securities Co. Ltd.	181,965	1,738
*	Eoflow Co. Ltd.	164,732	1,705
*	LX Holdings Corp.	296,548	1,703
[1]	GOLFZON Co. Ltd.	22,738	1,700
[1]	Intellian Technologies Inc.	44,898	1,695
	Mcnex Co. Ltd.	90,416	1,690
	Hyundai Greenfood Co. Ltd.	377,538	1,679
	Youlchon Chemical Co. Ltd.	89,901	1,670
	Boryung Pharmaceutical Co. Ltd.	230,210	1,661
	Hankook & Co. Co. Ltd.	191,909	1,659
	SK Discovery Co. Ltd.	79,768	1,652
[1]	Young Poong Corp.	3,717	1,650
[1]	RFHIC Corp.	116,876	1,630
	Dong-A Socio Holdings Co. Ltd.	23,035	1,623
	Dongwon Industries Co. Ltd.	10,012	1,620
*	Hanwha General Insurance Co. Ltd.	588,946	1,613
	Partron Co. Ltd.	305,808	1,603
[1]	SNT Motiv Co. Ltd.	55,100	1,602
*,1	Hana Micron Inc.	253,641	1,599
	Lutronic Corp.	144,282	1,589
[1]	L&C Bio Co. Ltd.	95,248	1,579
[1]	Sebang Global Battery Co. Ltd.	56,760	1,568
[1]	Shinsegae International Inc.	83,670	1,564

		Shares	Market Value ($000)
*,1	MedPacto Inc.	95,497	1,564
[1]	Seojin System Co. Ltd.	143,600	1,545
	Orion Holdings Corp.	149,295	1,536
[1]	Posco ICT Co. Ltd.	365,039	1,528
[1]	Youngone Holdings Co. Ltd.	42,817	1,523
*	SFA Semicon Co. Ltd.	529,868	1,517
*,1	Grand Korea Leisure Co. Ltd.	148,062	1,506
*	Korea Line Corp.	1,113,049	1,500
	Hanjin Transportation Co. Ltd.	105,405	1,494
[1]	Zinus Inc.	61,885	1,491
	i-SENS Inc.	66,331	1,487
[1]	Sangsangin Co. Ltd.	288,645	1,477
*,1	Cellivery Therapeutics Inc.	189,478	1,476
[1]	Eugene Technology Co. Ltd.	105,937	1,466
*,1	Danal Co. Ltd.	369,561	1,463
[1]	Bukwang Pharmaceutical Co. Ltd.	282,158	1,456
*	Next Science Co. Ltd.	272,401	1,448
*,1	Shinsung E&G Co. Ltd.	1,104,821	1,447
	Harim Holdings Co. Ltd.	297,752	1,446
*	CMG Pharmaceutical Co. Ltd.	925,138	1,440
*,1	iNtRON Biotechnology Inc.	201,678	1,431
*,1	BNC Korea Co. Ltd.	329,823	1,427
[1]	Korea Petrochemical Ind Co. Ltd.	19,915	1,426
	LF Corp.	139,267	1,410
	Hyundai Home Shopping Network Corp.	41,524	1,376
*,1	Binex Co. Ltd.	169,163	1,367
*	Modetour Network Inc.	109,425	1,326
*	NEPES Corp.	118,498	1,321
	Nexen Tire Corp.	264,890	1,319
	Sung Kwang Bend Co. Ltd.	129,374	1,312
	Hanwha Investment & Securities Co. Ltd.	785,040	1,308
[1]	Songwon Industrial Co. Ltd.	116,644	1,286
	Hansol Paper Co. Ltd.	122,002	1,271
*	TY Holdings Co. Ltd.	150,277	1,258
	Vieworks Co. Ltd.	52,535	1,251
	HDC Holdings Co. Ltd.	302,226	1,245
	Hanwha Corp. Preference Shares	127,597	1,243
	Nature Holdings Co. Ltd.	72,551	1,238
*	Hyosung Chemical Corp.	15,506	1,226
*,1	NHN KCP Corp.	158,788	1,217
*,1	Komipharm International Co. Ltd.	246,758	1,215
	JW Pharmaceutical Corp.	99,310	1,214
	Dong-A ST Co. Ltd.	35,035	1,213
*,1	Ananti Inc.	311,442	1,210
	NICE Holdings Co. Ltd.	139,018	1,196
[1]	Huons Co. Ltd.	53,584	1,184
	SK Securities Co. Ltd.	2,674,850	1,182
	SK Gas Ltd.	16,672	1,165
	Halla Holdings Corp.	52,319	1,152
*	Yungjin Pharmaceutical Co. Ltd.	628,483	1,147
	Samwha Capacitor Co. Ltd.	54,799	1,146
[1]	Ilyang Pharmaceutical Co. Ltd.	91,514	1,139
*	Webzen Inc.	110,622	1,133
*	Daea TI Co. Ltd.	592,409	1,118
*,1	Hancom Inc.	122,353	1,118
[1]	Hansae Co. Ltd.	120,725	1,117
	Korea United Pharm Inc.	68,666	1,116
	TK Corp.	97,952	1,111

		Shares	Market Value ($000)
	HS Industries Co. Ltd.	384,135	1,109
*,1	Insun ENT Co. Ltd.	172,967	1,109
	Mirae Asset Life Insurance Co. Ltd.	599,051	1,104
	KUMHOE&C Co. Ltd.	211,991	1,098
*	Medipost Co. Ltd.	107,192	1,080
*	Solid Inc.	382,633	1,080
	SPC Samlip Co. Ltd.	18,028	1,077
*	DIO Corp.	81,573	1,072
*,1	UniTest Inc.	110,240	1,061
	InBody Co. Ltd.	79,017	1,056
[1]	Tesna Inc.	74,961	1,055
	Advanced Process Systems Corp.	95,643	1,050
*	Sambu Engineering & Construction Co. Ltd.	1,024,093	1,046
	Binggrae Co. Ltd.	37,780	1,039
	Korea Real Estate Investment & Trust Co. Ltd.	1,080,367	1,028
	iMarketKorea Inc.	141,650	1,025
[1]	ENF Technology Co. Ltd.	67,173	1,022
[1]	ITM Semiconductor Co. Ltd.	48,634	1,012
*,1	Mezzion Pharma Co. Ltd.	106,176	1,011
	Yuanta Securities Korea Co. Ltd.	588,778	1,003
	TES Co. Ltd.	94,344	992
	Namyang Dairy Products Co. Ltd.	3,679	980
[1]	Seobu T&D	206,655	980
*	Com2uS Holdings Corp.	32,783	979
*	CrystalGenomics Inc.	453,286	965
[1]	Sungwoo Hitech Co. Ltd.	328,968	964
[1]	KH Vatec Co. Ltd.	108,001	956
[1]	Kwang Dong Pharmaceutical Co. Ltd.	229,423	945
*,1	Cafe24 Corp.	126,764	942
*,1	Kuk-il Paper Manufacturing Co. Ltd.	665,811	934
	LX Hausys Ltd.	40,913	924
	Korea Asset In Trust Co. Ltd.	429,889	923
*	HJ Shipbuilding & Construction Co. Ltd.	307,014	920
	Hankook Shell Oil Co. Ltd.	5,336	918
[1]	Hanil Cement Co. Ltd.	113,880	893
	KISWIRE Ltd.	73,437	867
*	AbClon Inc.	84,140	860
	Seah Besteel Corp.	75,904	854
*	OliX Pharmaceuticals Inc.	64,145	824
	Tongyang Inc.	1,290,994	818
	CJ Freshway Corp.	33,406	814
[1]	Cuckoo Homesys Co. Ltd.	41,570	812
*	Ace Technologies Corp.	221,404	810
	KTB Investment & Securities Co. Ltd.	320,266	809
[1]	Dongwon F&B Co. Ltd.	8,025	806
	Kolon Corp.	50,498	784
*	Samsung Pharmaceutical Co. Ltd.	393,124	780
[1]	Maeil Dairies Co. Ltd.	21,677	777
	Tongyang Life Insurance Co. Ltd.	231,140	774
	Hyundai Bioland Co. Ltd.	94,249	764
*,1,3	SillaJen Inc.	340,708	762
[1]	Gradiant Corp.	75,794	756
*	Peptron Inc.	129,978	754
	Namhae Chemical Corp.	131,949	752
	LOTTE Himart Co. Ltd.	82,729	744
	Chongkundang Holdings Corp.	21,069	740
[1]	Soulbrain Holdings Co. Ltd.	48,792	732
	E1 Corp.	23,997	708

		Shares	Market Value ($000)
*	Inscobee Inc.	701,054	705
*	Enzychem Lifesciences Corp.	466,542	697
*	Giantstep Inc.	56,889	694
	KT Skylife Co. Ltd.	121,208	677
*	Homecast Co. Ltd.	243,243	673
	Eusu Holdings Co. Ltd.	150,259	667
[1]	OptoElectronics Solutions Co. Ltd.	58,194	665
	Daeduck Co. Ltd.	163,705	660
	Hansol Holdings Co. Ltd.	302,373	657
	Dae Han Flour Mills Co. Ltd.	7,283	645
*	Hansol Technics Co. Ltd.	205,189	643
	DB Financial Investment Co. Ltd.	209,111	635
*	Eutilex Co. Ltd.	135,577	632
	Hyundai Corp.	58,136	629
	Samyang Corp.	24,474	625
	Eugene Investment & Securities Co. Ltd.	401,535	623
*,1	Toptec Co. Ltd.	146,200	610
	Sam Young Electronics Co. Ltd.	93,398	607
	Sindoh Co. Ltd.	27,107	599
*	Wonik Holdings Co. Ltd.	282,074	592
	Kyobo Securities Co. Ltd.	149,907	592
*,1	Telcon RF Pharmaceutical Inc.	786,783	587
	KC Tech Co. Ltd.	61,863	583
*	Dongsung Pharmaceutical Co. Ltd.	128,195	583
	Hanil Holdings Co. Ltd.	74,880	578
	Jeil Pharmaceutical Co. Ltd.	47,828	573
	Woongjin Thinkbig Co. Ltd.	374,697	566
	KISCO Corp.	136,006	566
	Hyundai Livart Furniture Co. Ltd.	87,685	561
	LG HelloVision Co. Ltd.	193,176	559
*	KH Feelux Co. Ltd.	802,603	555
	Taeyoung Engineering & Construction Co. Ltd.	170,103	555
	Kolmar Korea Holdings Co. Ltd.	52,623	543
	KC Co. Ltd.	55,206	541
*	Aprogen pharmaceuticals Inc.	1,590,421	532
	BGF Co. Ltd.	229,646	523
	Humedix Co. Ltd.	39,149	507
[1]	Cuckoo Holdings Co. Ltd.	44,020	504
*	Lock&Lock Co. Ltd.	105,522	495
*	Interflex Co. Ltd.	72,569	485
[1]	Huons Global Co. Ltd.	39,208	482
*	Cellid Co. Ltd.	43,704	473
	Aekyung Industrial Co. Ltd.	57,678	468
*	Namsun Aluminum Co. Ltd.	394,210	468
*	CUROCOM Co. Ltd.	836,724	455
*	S-MAC Co. Ltd.	281,869	449
	ICD Co. Ltd.	78,844	411
*	Able C&C Co. Ltd.	130,186	410
	Byucksan Corp.	262,104	362
*	Anterogen Co. Ltd.	36,241	360
*,1	Korea Electric Power Corp. ADR	50,986	347
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	4,828	201
	KB Financial Group Inc. ADR	4,508	136
*	Osteogenic Core Technologies	38,180	100
			5,349,223
Spain (1.9%)
	Iberdrola SA (XMAD)	44,363,386	413,652
	Banco Santander SA	123,485,268	287,338

		Shares	Market Value ($000)
	Banco Bilbao Vizcaya Argentaria SA	45,481,707	204,024
	Industria de Diseno Textil SA	7,821,335	161,406
*	Amadeus IT Group SA	3,168,176	146,885
[2]	Cellnex Telecom SA	4,477,286	138,109
*	Telefonica SA	37,918,123	125,354
	Repsol SA	9,331,118	107,217
	CaixaBank SA	32,044,826	103,212
	Ferrovial SA	3,495,964	79,354
*,2	Aena SME SA	524,723	54,456
	Red Electrica Corp. SA	3,212,829	49,303
	Endesa SA	2,358,282	35,420
	ACS Actividades de Construccion y Servicios SA	1,572,726	35,338
	Acciona SA	170,355	29,941
*	Siemens Gamesa Renewable Energy SA	1,658,476	28,915
	Enagas SA	1,855,719	28,725
	Bankinter SA	5,082,266	28,536
	Banco de Sabadell SA	41,661,317	27,782
	Naturgy Energy Group SA	1,076,935	24,913
	Merlin Properties Socimi SA	2,467,672	19,041
*	Grifols SA	2,009,487	17,361
*	Grifols SA Preference Shares	2,595,100	16,194
	Corp. ACCIONA Energias Renovables SA	426,225	15,909
	Viscofan SA	290,992	15,907
	Fluidra SA	833,328	12,496
	Inmobiliaria Colonial Socimi SA	2,550,122	12,313
	Acerinox SA	1,522,470	12,107
	Mapfre SA	7,316,951	11,332
	Grupo Catalana Occidente SA	388,134	9,749
[2]	Unicaja Banco SA	9,282,608	8,370
	Cia de Distribucion Integral Logista Holdings SA	456,852	8,326
	Ebro Foods SA	565,210	8,232
	Faes Farma SA	2,253,674	8,164
[1]	Vidrala SA	132,715	7,724
	CIE Automotive SA	370,775	7,678
*	Solaria Energia y Medio Ambiente SA	449,997	7,078
*	Indra Sistemas SA	906,288	6,901
	Laboratorios Farmaceuticos Rovi SA	158,225	6,800
	Sacyr SA (XMAD)	2,895,756	6,329
	Applus Services SA	1,011,719	5,679
	Pharma Mar SA	103,189	5,465
	Almirall SA	546,993	5,274
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	4,981,299	4,697
	Corp. Financiera Alba SA	110,122	4,689
*	Melia Hotels International SA	781,632	3,610
[2]	Gestamp Automocion SA	1,168,152	3,466
	Construcciones y Auxiliar de Ferrocarriles SA	140,240	3,172
[2]	Neinor Homes SA	291,983	2,653
	Prosegur Cia de Seguridad SA	1,747,545	2,648
	Ence Energia y Celulosa SA	881,070	2,623
	Fomento de Construcciones y Contratas SA	317,193	2,564
[2]	Global Dominion Access SA	762,968	2,495
[2]	Aedas Homes SA	140,842	2,002
	Lar Espana Real Estate Socimi SA	429,637	1,825
[2]	Prosegur Cash SA	2,667,582	1,656
	Atresmedia Corp. de Medios de Comunicacion SA	574,923	1,477
*,1	Tecnicas Reunidas SA	242,362	1,424
*	Distribuidora Internacional de Alimentacion SA	107,060,010	1,245
*	Mediaset Espana Comunicacion SA	389,355	893

		Shares	Market Value ($000)
*,1	NH Hotel Group SA (XMAD)	198,590	464
			2,387,912
Sweden (2.8%)
	Investor AB Class B	13,224,403	192,960
	Atlas Copco AB Class A	18,799,542	174,730
	Volvo AB Class B	11,225,051	158,845
	Telefonaktiebolaget LM Ericsson Class B	22,361,043	130,710
	Hexagon AB Class B	13,961,954	130,393
	Assa Abloy AB Class B	6,829,597	127,960
	Sandvik AB	8,024,466	109,386
	Swedish Match AB	10,996,947	108,779
	Skandinaviska Enskilda Banken AB Class A	10,565,003	100,692
	Swedbank AB Class A	7,487,875	98,284
	Nibe Industrier AB Class B	10,829,300	96,600
[2]	Evolution AB	1,189,350	94,015
	Atlas Copco AB Class B	11,263,007	93,359
	Svenska Handelsbanken AB Class A	11,052,959	90,734
	Essity AB Class B	4,543,035	89,756
	Epiroc AB Class A	4,721,295	67,541
	Investor AB Class A	4,247,860	65,092
	Boliden AB	2,041,699	63,080
[1]	H & M Hennes & Mauritz AB Class B	6,520,397	60,282
	Alfa Laval AB	2,300,388	57,043
	Svenska Cellulosa AB SCA Class B	4,424,357	56,138
	Telia Co. AB	19,107,140	55,030
	EQT AB	2,123,414	41,029
	SKF AB Class B	2,878,027	38,556
	Tele2 AB Class B	4,102,153	35,400
	Epiroc AB Class B	2,733,802	34,472
	Indutrade AB	2,093,480	33,956
	Skanska AB Class B	2,669,992	33,230
	Trelleborg AB Class B	1,756,488	32,953
	Industrivarden AB Class C	1,536,562	30,646
	Industrivarden AB Class A	1,422,646	28,656
	Getinge AB Class B	1,666,836	28,505
	Holmen AB Class B	717,867	27,241
*	Swedish Orphan Biovitrum AB	1,307,513	25,270
*	Kinnevik AB Class B	1,800,903	23,602
	Lifco AB Class B	1,686,302	23,394
	Volvo AB Class A	1,539,601	22,782
	Beijer Ref AB Class B	1,824,305	22,432
	Castellum AB	1,915,808	21,466
	Saab AB Class B	680,763	21,210
	Sagax AB Class B	1,278,618	21,050
	L E Lundbergforetagen AB Class B	549,743	19,846
	BillerudKorsnas AB	1,578,591	18,533
	SSAB AB Class B	4,328,654	18,446
	Axfood AB	804,486	18,432
	AddTech AB Class B	1,397,425	18,358
*	Fastighets AB Balder Class B	4,497,006	17,951
	Investment AB Latour Class B	1,066,606	17,648
*,1	Volvo Car AB Class B	3,976,381	17,255
	AAK AB	1,283,484	16,970
	Husqvarna AB Class B	3,058,504	16,954
[1]	Electrolux AB Class B	1,630,586	16,947
[1]	Securitas AB Class B	2,317,787	16,090
[2]	Thule Group AB	782,587	15,582
	Hexpol AB	1,839,284	15,086

		Shares	Market Value ($000)
	Nordnet AB publ	1,270,905	14,391
	Avanza Bank Holding AB	917,459	13,980
	Hexatronic Group AB	1,476,528	13,782
	Elekta AB Class B	2,648,400	13,451
	Loomis AB Class B	539,983	13,309
	Lagercrantz Group AB	1,465,007	12,825
	Fabege AB	1,882,803	12,789
	Sweco AB Class B	1,488,701	12,488
[2]	Bravida Holding AB	1,509,185	12,350
[2]	Dometic Group AB	2,384,264	12,227
	Wihlborgs Fastigheter AB	1,980,471	11,899
*	Nordic Entertainment Group AB Class B	562,367	10,925
	Sectra AB Class B	967,614	10,751
	SSAB AB Class A	2,357,569	10,379
	AFRY AB	742,323	9,338
	Wallenstam AB Class B	2,493,849	9,067
[1]	Samhallsbyggnadsbolaget i Norden AB	8,133,908	8,854
	Hufvudstaden AB Class A	801,149	8,779
	AddLife AB Class B	811,550	8,391
	Storskogen Group AB Class B	10,292,640	8,257
	Nyfosa AB	1,365,140	7,882
	Biotage AB	491,378	7,324
	Intrum AB	581,444	7,308
	JM AB	518,207	7,168
	Peab AB Class B	1,482,234	7,092
	Instalco AB	1,742,939	6,988
*	Stillfront Group AB	3,244,926	6,932
	Electrolux Professional AB Class B	1,691,572	6,910
	Vitrolife AB	485,023	6,873
*	Pandox AB Class B	646,328	6,843
	Catena AB	227,080	6,738
	Bure Equity AB	399,761	6,532
	Mycronic AB	525,900	6,341
	Nolato AB Class B	1,363,170	6,212
	Arjo AB Class B	1,667,886	6,116
*,1,2	Sinch AB	4,590,609	6,086
	Bilia AB Class A	526,754	6,008
	AddNode Group AB	860,786	5,986
	Modern Times Group MTG AB Shares B	902,889	5,967
	Lindab International AB	513,418	5,726
	Hemnet Group AB	442,124	5,610
	HMS Networks AB	206,380	5,587
[2]	Munters Group AB	767,290	5,367
	Vitec Software Group AB Class B	177,805	5,242
	Granges AB	806,706	5,173
	Ratos AB Class B	1,508,731	5,143
	Betsson AB	879,344	5,133
*,1	Truecaller AB Class B	1,484,893	5,019
*	Alleima AB	1,583,595	4,966
	Corem Property Group AB Class B	6,529,479	4,911
	NCC AB Class B	682,020	4,908
	Medicover AB Class B	446,364	4,779
	Mips AB	160,540	4,766
*	Cint Group AB	839,055	4,581
	Cibus Nordic Real Estate AB	344,308	4,487
	Concentric AB	277,036	4,453
	Dios Fastigheter AB	668,330	4,216
	Beijer Alma AB	318,852	4,167

		Shares	Market Value ($000)
	Atrium Ljungberg AB Class B	321,896	3,968
	Bufab AB	216,095	3,893
*	Securitas AB Rights	9,105,368	3,799
*	Sdiptech AB Class B	215,173	3,708
	Troax Group AB	246,421	3,476
*	Camurus AB	145,650	3,371
	SkiStar AB	307,063	3,057
	NP3 Fastigheter AB	200,865	2,962
	INVISIO AB	235,925	2,872
*,1,2	Scandic Hotels Group AB	962,318	2,752
[1]	Svenska Handelsbanken AB Class B	264,609	2,588
	Mekonomen AB	301,401	2,480
	Cloetta AB Class B	1,526,638	2,413
	Systemair AB	526,967	2,384
	Platzer Fastigheter Holding AB Class B	396,727	2,380
*,1,2	Boozt AB	455,197	2,365
	Svenska Cellulosa AB SCA Class A	163,752	2,097
	Investment AB Oresund	223,066	2,077
[2]	Resurs Holding AB	1,054,449	1,937
	Sagax AB Class D	857,742	1,923
	Skandinaviska Enskilda Banken AB Class C	177,490	1,880
	Telefonaktiebolaget LM Ericsson Class A	312,087	1,874
	Clas Ohlson AB Class B	288,139	1,724
	Corem Property Group AB Preference Shares	87,005	1,673
	Fagerhult AB	480,248	1,618
	Nobia AB	852,151	1,600
*	Collector Bank AB	601,002	1,491
	Bonava AB Class B	599,925	1,401
*,2	Attendo AB	770,941	1,377
	Volati AB	146,754	1,293
	Husqvarna AB Class A	173,105	962
*	BHG Group AB	733,834	939
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	475,247	716
*,1	BICO Group AB Class B	207,515	547
	NCC AB Class A	46,247	434
	SKF AB Class A	13,777	192
	Lundin Energy AB	25,571	46
*	Cary Group AB	4,965	31
			3,537,429
Switzerland (8.0%)
	Nestle SA (Registered)	20,079,341	2,171,728
	Roche Holding AG	5,160,487	1,679,908
	Novartis AG (Registered)	15,262,579	1,163,573
	Zurich Insurance Group AG	1,104,572	440,339
	Cie Financiere Richemont SA Class A (Registered)	3,805,214	359,195
	UBS Group AG (Registered)	22,692,658	329,224
	ABB Ltd. (Registered)	11,319,558	292,265
	Lonza Group AG (Registered)	551,307	268,427
	Sika AG (Registered)	1,139,505	229,031
	Givaudan SA (Registered)	68,713	207,582
	Alcon Inc.	3,428,589	199,151
	Swiss Re AG	2,149,350	158,523
	Holcim Ltd.	3,425,214	140,367
	Partners Group Holding AG	166,798	134,236
	Geberit AG (Registered)	258,480	110,833
	Swiss Life Holding AG (Registered)	226,378	100,016
	SGS SA (Registered)	43,861	93,851
	Swisscom AG (Registered)	189,374	88,673

		Shares	Market Value ($000)
	Sonova Holding AG (Registered)	382,636	84,203
	Roche Holding AG (Bearer)	206,737	80,758
	Credit Suisse Group AG (Registered)	19,419,830	76,817
	Kuehne + Nagel International AG (Registered)	372,934	75,941
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	7,816	75,536
	Chocoladefabriken Lindt & Spruengli AG (Registered)	755	75,188
	Straumann Holding AG	793,242	72,550
	Julius Baer Group Ltd.	1,580,703	68,980
	SIG Combibloc Group AG	2,827,302	57,406
	Swatch Group AG (Bearer)	228,473	51,315
	Barry Callebaut AG (Registered)	26,429	49,819
[1]	Logitech International SA (Registered)	1,082,210	49,476
	Schindler Holding AG Ptg. Ctf.	304,662	47,283
	Swiss Prime Site AG (Registered)	565,040	45,010
	Baloise Holding AG (Registered)	335,360	42,851
[2]	VAT Group AG	190,639	38,686
*	EMS-Chemie Holding AG (Registered)	52,574	33,188
	Adecco Group AG (Registered)	1,184,939	32,704
	Tecan Group AG (Registered)	94,207	32,317
	PSP Swiss Property AG (Registered)	321,145	32,102
	Temenos AG (Registered)	450,588	30,377
	Georg Fischer AG	607,313	28,934
	Clariant AG (Registered)	1,687,647	26,958
	Holcim Ltd. (XSWX)	635,227	26,389
[2]	Galenica AG	360,394	26,098
	Belimo Holding AG (Registered)	68,696	25,266
	Helvetia Holding AG (Registered)	258,278	24,202
	Siegfried Holding AG (Registered)	30,096	22,252
	Schindler Holding AG (Registered)	140,398	21,154
*	Flughafen Zurich AG (Registered)	140,305	20,738
	Banque Cantonale Vaudoise (Registered)	209,953	19,863
	DKSH Holding AG	265,112	19,236
	BKW AG	134,335	16,008
	Cembra Money Bank AG	218,947	15,528
	Allreal Holding AG (Registered)	107,833	15,005
	Bucher Industries AG (Registered)	47,832	14,922
	Bachem Holding AG Class B	228,732	14,385
*	Dufry AG (Registered)	462,410	14,039
	Mobimo Holding AG (Registered)	53,075	11,530
*,1	Idorsia Ltd.	881,967	11,415
*	ams AG	1,826,042	11,367
	SFS Group AG	131,681	11,320
	Emmi AG (Registered)	14,310	11,118
	Valiant Holding AG (Registered)	116,522	11,042
	Vontobel Holding AG (Registered)	202,946	10,896
[1]	Stadler Rail AG	393,526	10,808
	Swatch Group AG (Registered)	256,899	10,762
	Huber + Suhner AG (Registered)	130,477	10,303
	Landis+Gyr Group AG	182,245	9,914
	St. Galler Kantonalbank AG (Registered)	21,003	9,611
	Inficon Holding AG (Registered)	14,347	9,590
	OC Oerlikon Corp. AG (Registered)	1,391,928	8,910
	Burckhardt Compression Holding AG	23,563	8,800
	Softwareone Holding AG	805,285	8,746
	Daetwyler Holding AG (Bearer)	54,426	8,677
	Comet Holding AG (Registered)	55,081	7,925
*,1	Meyer Burger Technology AG	19,839,112	7,841
	dormakaba Holding AG	23,156	7,814

		Shares	Market Value ($000)
	Interroll Holding AG (Registered)	4,051	7,696
	Forbo Holding AG (Registered)	6,896	7,456
	Sulzer AG (Registered)	129,357	7,442
*,3	Valora Holding AG	28,122	7,410
[1]	Vifor Pharma AG	40,814	7,409
	VZ Holding AG	99,665	6,972
*	Aryzta AG	6,937,629	6,941
	Swissquote Group Holding SA (Registered)	66,099	6,857
*	Dottikon Es Holding AG (Registered)	32,464	6,501
*,2	Sensirion Holding AG	75,382	6,137
	Komax Holding AG (Registered)	26,069	6,036
	u-blox Holding AG	49,635	6,011
	Kardex Holding AG (Registered)	43,449	5,760
	LEM Holding SA (Registered)	3,444	5,254
	Intershop Holding AG	8,350	5,247
	Bystronic AG	9,699	5,207
	Schweiter Technologies AG (Bearer)	7,014	5,193
[1]	SKAN Group AG	81,324	4,713
	EFG International AG	596,819	4,698
	Bobst Group SA (Registered)	58,441	4,622
	Ypsomed Holding AG (Registered)	25,743	3,830
[2]	Medacta Group SA	44,527	3,761
	Leonteq AG	80,483	3,745
	Arbonia AG	321,026	3,670
*,1	Basilea Pharmaceutica AG (Registered)	90,037	3,620
	Zehnder Group AG	70,683	3,576
*	Implenia AG (Registered)	110,455	3,516
	Bell Food Group AG (Registered)	14,464	3,177
[2]	PolyPeptide Group AG	108,870	3,173
[1]	COSMO Pharmaceuticals NV	68,062	3,170
	Bossard Holding AG (Registered) Class A	18,593	3,165
	ALSO Holding AG (Registered)	20,776	3,078
[2]	Medmix AG	176,947	3,072
	Vetropack Holding AG Class A (Registered)	96,541	2,846
	TX Group AG	23,071	2,816
*,2	Medartis Holding AG	32,083	2,194
	Hiag Immobilien Holding AG	25,504	2,171
	Rieter Holding AG (Registered)	21,682	1,843
*,2	Montana Aerospace AG	166,060	1,733
*,1	Zur Rose Group AG	58,283	1,719
	Autoneum Holding AG	20,148	1,684
	VP Bank AG Class A	18,555	1,661
	Valora Holding AG (Registered)	4,724	1,240
*	Swiss Steel Holding AG	5,484,468	1,224
	APG SGA SA	7,183	1,218
			10,059,259
United Kingdom (13.0%)
	Shell plc (XLON)	54,497,711	1,351,975
	AstraZeneca plc	11,003,877	1,209,650
	HSBC Holdings plc	149,918,271	776,256
	Diageo plc	16,795,049	706,963
	BP plc	138,199,750	660,372
	British American Tobacco plc	16,683,182	598,218
	Glencore plc	97,460,723	512,158
	Rio Tinto plc	8,102,663	438,402
	GSK plc	29,764,730	429,883
	Unilever plc (XLON)	9,523,041	418,441
	Unilever plc	9,376,176	412,705

		Shares	Market Value ($000)
	Reckitt Benckiser Group plc	5,326,267	353,033
	RELX plc	13,792,421	337,028
	National Grid plc	27,133,074	279,311
	Anglo American plc	8,989,361	269,913
	Compass Group plc	13,270,567	264,249
	London Stock Exchange Group plc	2,725,542	230,169
	Lloyds Banking Group plc	509,087,642	230,102
	Vodafone Group plc	186,982,153	209,270
*	BAE Systems plc	23,476,850	206,278
	Experian plc	6,847,534	200,445
	Prudential plc (XLON)	20,477,208	200,423
	Barclays plc	120,266,963	191,361
	CRH plc (XDUB)	5,694,731	182,668
	Ferguson plc	1,570,412	162,898
	Ashtead Group plc	3,288,692	147,695
	Imperial Brands plc	7,038,414	144,730
*	Flutter Entertainment plc (XDUB)	1,309,293	143,666
	SSE plc	7,955,471	134,336
	Tesco plc	55,129,382	126,526
*	Haleon plc	37,218,822	116,047
	Standard Chartered plc	18,193,567	113,793
	Legal & General Group plc	44,201,459	105,508
	NatWest Group plc	37,866,259	94,314
	Aviva plc	20,831,030	89,341
	3i Group plc	7,097,208	85,219
	Bunzl plc	2,509,710	76,679
	Smith & Nephew plc	6,488,441	74,895
	Segro plc	8,940,161	74,595
	Rentokil Initial plc	13,907,935	73,719
	Croda International plc	1,003,568	71,679
	BT Group plc	51,830,980	69,676
	InterContinental Hotels Group plc	1,372,830	66,118
	WPP plc	7,947,991	65,612
	Halma plc	2,817,691	63,377
	Spirax-Sarco Engineering plc	547,527	62,940
	Informa plc	10,712,405	61,231
	Burberry Group plc	2,932,842	58,585
	Sage Group plc	7,586,439	58,466
	Mondi plc (XLON)	3,605,966	55,396
	Smurfit Kappa Group plc	1,925,342	54,649
	Pearson plc	5,457,849	52,120
	Entain plc	4,356,297	52,086
	United Utilities Group plc	5,085,145	50,212
	Intertek Group plc	1,202,511	49,338
	Next plc	920,790	48,872
	Severn Trent plc	1,866,263	48,787
*	Rolls-Royce Holdings plc	62,387,654	47,780
	St. James's Place plc	3,991,233	45,453
	Admiral Group plc	2,118,977	45,015
	Smiths Group plc	2,696,729	44,919
[2]	Auto Trader Group plc	6,870,793	38,965
	Whitbread plc	1,504,737	38,143
	DCC plc	733,229	38,078
	Electrocomponents plc	3,506,257	37,429
	Associated British Foods plc	2,597,955	36,300
	Kingfisher plc	14,743,856	35,890
	M&G plc	18,856,351	34,736
*	Centrica plc	44,035,818	34,555

		Shares	Market Value ($000)
	Melrose Industries plc	29,879,663	33,410
	Rightmove plc	6,221,282	33,190
	Persimmon plc	2,356,143	32,223
	Phoenix Group Holdings plc	5,486,794	31,954
	Antofagasta plc	2,583,377	31,656
	Land Securities Group plc	5,336,335	30,835
	AVEVA Group plc	885,539	30,553
	Coca-Cola HBC AG	1,456,064	30,424
	Weir Group plc	1,932,188	29,913
	Barratt Developments plc	7,582,218	28,656
	Beazley plc	4,483,491	27,948
	Berkeley Group Holdings plc	756,121	27,625
[2]	ConvaTec Group plc	12,134,934	27,577
	Harbour Energy plc	5,508,455	27,348
	Johnson Matthey plc	1,349,531	27,246
	HomeServe plc	2,064,263	27,198
	Hargreaves Lansdown plc	2,826,859	27,073
	DS Smith plc	9,556,325	27,026
	British Land Co. plc	6,903,002	26,738
	Taylor Wimpey plc	26,044,856	25,361
	IG Group Holdings plc	2,984,360	25,292
*	Wise plc Class A	3,452,813	25,200
	Endeavour Mining plc	1,370,462	24,861
	J Sainsbury plc	12,799,388	24,787
	Hiscox Ltd.	2,496,754	24,496
	Abrdn plc	15,941,804	24,386
	Dechra Pharmaceuticals plc	822,767	23,894
	Spectris plc	786,960	23,780
	IMI plc	1,921,644	23,763
	B&M European Value Retail SA	6,932,320	23,578
	Man Group plc	9,458,487	23,420
	Diploma plc	901,182	23,156
	UNITE Group plc	2,384,916	22,643
	Tate & Lyle plc	2,979,732	22,467
*	Ocado Group plc	4,299,891	22,314
	Intermediate Capital Group plc	2,059,375	22,216
	Howden Joinery Group plc	3,975,712	22,210
	Inchcape plc	2,809,892	21,277
	Tritax Big Box REIT plc	14,007,571	21,138
	Schroders plc	4,910,696	21,108
	Direct Line Insurance Group plc	9,838,906	20,299
	JD Sports Fashion plc	18,247,106	20,102
	Drax Group plc	2,991,437	19,903
	Investec plc	4,918,619	19,795
	Hikma Pharmaceuticals plc	1,203,492	18,140
	ITV plc	27,884,398	17,597
	Bellway plc	919,624	17,323
	Derwent London plc	755,524	17,045
	Pennon Group plc	1,930,742	16,846
	Rotork plc	6,357,314	16,499
[1]	Mediclinic International plc	2,928,654	16,057
*	Marks & Spencer Group plc	14,499,748	15,816
	Games Workshop Group plc	246,059	15,734
	Britvic plc	1,950,536	15,536
	Balfour Beatty plc	4,544,623	15,492
	LXI REIT plc	11,220,401	15,490
	QinetiQ Group plc	4,236,050	15,458
	Serco Group plc	8,765,023	15,203

		Shares	Market Value ($000)
	Energean plc	1,017,917	15,086
	Big Yellow Group plc	1,269,913	15,029
*	Indivior plc	4,678,171	14,833
	Safestore Holdings plc	1,527,611	14,217
	Micro Focus International plc	2,464,857	14,213
	Greggs plc	751,419	14,194
	Genus plc	487,822	14,153
	LondonMetric Property plc	7,151,690	13,898
	Grainger plc	5,378,507	13,700
	Travis Perkins plc	1,591,257	13,659
*	Oxford Nanopore Technologies plc	4,758,035	13,421
	Royal Mail plc	6,520,870	13,273
	Spirent Communications plc	4,508,650	13,115
	Assura plc	21,775,122	13,009
	TP ICAP Group plc	5,883,131	12,854
	Hays plc	11,375,776	12,821
	Virgin Money UK plc	9,331,455	12,802
	OSB Group plc	2,750,097	12,797
	Plus500 Ltd.	694,801	12,711
*,2	Watches of Switzerland Group plc	1,715,033	12,675
	Euromoney Institutional Investor plc	791,471	12,655
	Primary Health Properties plc	9,721,642	12,318
*	WH Smith plc	925,331	12,200
*	SSP Group plc	5,820,222	12,180
	Computacenter plc	566,228	12,163
	Future plc	838,727	12,125
*,2	Trainline plc	3,456,970	12,113
	Softcat plc	919,627	12,081
*,2	Network International Holdings plc	3,537,422	11,853
	Cranswick plc	395,515	11,749
	Grafton Group plc	1,573,658	11,682
	Fresnillo plc	1,362,386	11,622
	Airtel Africa plc	8,094,580	11,610
	Close Brothers Group plc	1,127,503	11,605
	Victrex plc	608,368	11,231
*	Playtech plc	2,250,460	11,026
	Supermarket Income REIT plc	9,224,742	11,004
[1]	TUI AG	9,123,425	10,857
	Vistry Group plc	1,617,088	10,580
[2]	Quilter plc	10,107,256	10,320
	Pets at Home Group plc	3,501,732	10,209
	Dr. Martens plc	4,165,710	10,207
	Lancashire Holdings Ltd.	1,799,535	9,927
	Renishaw plc	253,848	9,845
	Pagegroup plc	2,315,256	9,514
*	Frasers Group plc	1,268,154	9,505
	Great Portland Estates plc	1,913,399	9,329
	Telecom Plus plc	487,276	9,325
*,2	Deliveroo plc Class A	9,684,307	9,104
*	easyJet plc	2,760,483	9,007
	Diversified Energy Co. plc	6,115,604	8,822
	Savills plc	988,260	8,675
	Rathbones Group plc	467,480	8,534
*,1	International Consolidated Airlines Group SA	8,231,267	8,507
	Shaftesbury plc	2,060,331	8,418
*	Darktrace plc	2,575,096	8,411
	Centamin plc	7,969,456	7,995
	Moneysupermarket.com Group plc	3,839,834	7,924

		Shares	Market Value ($000)
	Oxford Instruments plc	392,943	7,779
	Paragon Banking Group plc	1,777,033	7,776
[2]	Biffa plc	1,660,264	7,595
[2]	JTC plc	977,393	7,443
	Ashmore Group plc	3,403,533	7,432
*	National Express Group plc	3,970,711	7,424
*	IWG plc	5,292,141	7,414
	Redrow plc	1,675,434	7,377
*	Ascential plc	3,217,832	7,324
	Domino's Pizza Group plc	2,927,711	7,249
*	Carnival plc	1,163,008	7,241
	Mitie Group plc	10,392,838	7,208
	Bodycote plc	1,389,748	7,191
*	Helios Towers plc	5,662,347	7,116
*,2	Countryside Partnerships plc	3,182,126	7,061
*	John Wood Group plc	4,967,127	7,015
	Bytes Technology Group plc (XLON)	1,495,448	6,978
	Dunelm Group plc	824,694	6,675
	Chemring Group plc	2,076,668	6,513
*	Firstgroup plc	5,546,395	6,457
	Capital & Counties Properties plc	5,408,939	6,437
	AJ Bell plc	2,158,526	6,429
*	Capricorn Energy plc	2,344,977	6,401
*	S4 Capital plc	3,934,232	6,339
	Sirius Real Estate Ltd.	8,006,392	6,312
	Bank of Georgia Group plc	277,650	6,113
	Hill & Smith Holdings plc	604,388	6,108
	Kainos Group plc	421,235	6,009
	Coats Group plc	10,593,961	5,981
	Home REIT plc	5,891,784	5,958
	Redde Northgate plc	1,795,989	5,773
	Premier Foods plc	5,369,903	5,730
*	Babcock International Group plc	1,850,398	5,714
	Genuit Group plc	1,714,697	5,550
	Marshalls plc	1,681,093	5,470
	Clarkson plc	186,347	5,439
	Vesuvius plc	1,565,470	5,403
[1]	Hammerson plc	26,861,034	5,339
	Morgan Advanced Materials plc	2,114,053	5,328
	NCC Group plc	2,152,521	5,192
	Ninety One plc	2,561,315	5,184
[2]	Ibstock plc	2,839,441	5,175
	IntegraFin Holdings plc	2,108,637	5,161
*	Auction Technology Group plc	651,940	5,155
	Morgan Sindall Group plc	311,231	5,076
*,2	Spire Healthcare Group plc	2,102,862	5,044
*,1	Tullow Oil plc	10,570,694	4,967
*	C&C Group plc	2,927,014	4,868
	TBC Bank Group plc	262,071	4,860
	IP Group plc	7,285,453	4,784
	Just Group plc	7,586,262	4,710
	Workspace Group plc	1,050,024	4,669
	Volution Group plc	1,401,376	4,546
	Currys plc	7,207,311	4,522
[2]	Petershill Partners plc	2,169,034	4,450
	Essentra plc	2,201,986	4,446
*	Elementis plc	4,365,707	4,365
	FDM Group Holdings plc	622,882	4,328

		Shares	Market Value ($000)
*	Senior plc	3,209,846	4,191
[2]	Bridgepoint Group plc (Registered)	1,919,963	3,983
	Rhi Magnesita NV	205,911	3,849
	Picton Property Income Ltd.	4,020,529	3,825
*	Moonpig Group plc	2,108,024	3,717
	Liontrust Asset Management plc	458,127	3,710
*,1,2	Aston Martin Lagonda Global Holdings plc	2,829,259	3,709
	UK Commercial Property REIT Ltd.	5,559,773	3,708
*	Molten Ventures plc	1,104,397	3,702
	Crest Nicholson Holdings plc	1,819,220	3,692
	Keller Group plc	527,885	3,687
[2]	ContourGlobal plc	1,303,458	3,662
	Provident Financial plc	1,867,860	3,455
*	Petrofac Ltd. (XLON)	3,065,793	3,442
*	ASOS plc	539,317	3,392
*	Capita plc	12,220,371	3,372
	Jupiter Fund Management plc	3,209,295	3,273
	BMO Commercial Property Trust Ltd.	3,581,956	3,194
	PZ Cussons plc	1,456,063	3,155
*	PureTech Health plc	1,145,736	3,154
	Synthomer plc	2,674,836	3,151
	Hilton Food Group plc	526,653	3,122
[2]	TI Fluid Systems plc Class B	2,320,655	3,118
*	Greencore Group plc	3,865,822	3,114
	AG Barr plc	602,028	3,056
	Helical plc	746,837	2,983
*,1	THG plc Class B	7,048,510	2,944
	Ferrexpo plc	2,114,157	2,822
*	J D Wetherspoon plc	633,201	2,820
*,2	Wizz Air Holdings plc	149,370	2,598
*	Alphawave IP Group plc	1,686,777	2,580
	Avon Protection plc	204,364	2,568
	Wickes Group plc	1,909,678	2,542
	888 Holdings plc	2,366,551	2,447
*	Mitchells & Butlers plc	1,902,340	2,428
	Halfords Group plc	1,579,855	2,319
	Devro plc	1,245,532	2,301
*,2	Trustpilot Group plc	2,500,684	2,079
*	Oxford Biomedica plc	536,970	2,078
	XP Power Ltd.	111,469	2,073
[2]	CMC Markets plc	786,603	1,912
*	Marston's plc	4,555,820	1,807
	CLS Holdings plc	1,114,684	1,737
*	Restaurant Group plc	5,311,397	1,731
*	SIG plc	5,113,520	1,695
*,1	AO World plc	3,368,887	1,612
	Hochschild Mining plc	2,322,354	1,518
[2]	Alfa Financial Software Holdings plc	692,832	1,254
[2]	Bakkavor Group plc	1,136,247	1,137
*	Rank Group plc	1,466,838	1,111
	Smurfit Kappa Group plc (XDUB)	17,019	487
	Micro Focus International plc ADR	14,668	84
*	Cineworld Group plc	837,344	27
[3]	Evraz plc	4,134,463	—
*,3	NMC Health plc	510,606	—
*,2,3	Finablr plc	1,120,022	—
*,3	Carillion plc	2,500,529	—
			16,415,338

		Shares	Market Value ($000)
United States (0.0%)
	NortonLifeLock Inc.	91	2
Total Common Stocks (Cost $136,028,855)			124,109,075
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[4,5]	Vanguard Market Liquidity Fund, 2.828% (Cost $3,169,319)	31,706,727	3,169,721
Total Investments (101.1%) (Cost $139,198,174)			127,278,796
Other Assets and Liabilities—Net (-1.1%)			(1,413,060)
Net Assets (100%)			125,865,736
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,202,867,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the aggregate value was $2,203,198,000, representing 1.8% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,427,708,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	280	50,421	(4,822)
Euro Stoxx 50 Index	December 2022	16,695	542,398	(50,853)
FTSE 100 Index	December 2022	4,004	309,124	(23,956)
S&P ASX 200 Index	December 2022	2,238	231,408	(17,743)
S&P TSX 60 Index	December 2022	1,182	190,989	(11,794)
Topix Index	December 2022	3,436	435,880	(17,638)
				(126,806)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	12/21/22	AUD	122,073	USD	82,138	—	(3,936)
UBS AG	12/21/22	AUD	68,075	USD	46,635	—	(3,025)
Citibank, N.A.	12/21/22	AUD	18,202	USD	12,295	—	(635)
Standard Chartered Bank	12/21/22	CAD	124,045	USD	94,039	—	(4,199)
Bank of America, N.A.	12/21/22	CAD	119,181	USD	90,725	—	(4,409)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	12/21/22	EUR	236,202	USD	237,294	—	(4,259)
State Street Bank & Trust Co.	12/21/22	EUR	121,680	USD	122,491	—	(2,443)
Bank of America, N.A.	12/21/22	EUR	119,294	USD	119,878	—	(2,184)
HSBC Bank plc	12/21/22	EUR	45,342	USD	45,229	—	(495)
Toronto-Dominion Bank	12/21/22	EUR	29,458	USD	29,640	—	(577)
Toronto-Dominion Bank	12/21/22	GBP	105,086	USD	120,869	—	(3,383)
Royal Bank of Canada	12/21/22	GBP	65,820	USD	76,032	—	(2,445)
Bank of America, N.A.	12/21/22	GBP	44,654	USD	50,964	—	(1,041)
State Street Bank & Trust Co.	12/21/22	GBP	24,996	USD	28,792	—	(847)
Toronto-Dominion Bank	12/21/22	JPY	13,375,944	USD	94,832	—	(1,517)
JPMorgan Chase Bank, N.A.	12/21/22	JPY	12,851,397	USD	91,213	—	(1,557)
Deutsche Bank AG	12/21/22	JPY	12,851,397	USD	90,140	—	(484)
UBS AG	12/21/22	JPY	12,347,421	USD	87,551	—	(1,411)
Royal Bank of Canada	12/21/22	JPY	7,892,963	USD	55,848	—	(784)
HSBC Bank plc	12/21/22	JPY	4,092,063	USD	28,703	—	(156)
Bank of America, N.A.	12/21/22	KRW	31,829,486	USD	23,072	—	(747)
Toronto-Dominion Bank	12/21/22	SGD	27,513	USD	19,591	—	(413)
State Street Bank & Trust Co.	12/21/22	USD	106,332	CHF	103,806	206	—
Toronto-Dominion Bank	12/21/22	USD	102,148	CHF	99,736	184	—
Morgan Stanley Capital Services Inc.	12/21/22	USD	10,921	DKK	81,202	145	—
Morgan Stanley Capital Services Inc.	12/21/22	USD	48,903	EUR	48,519	1,034	—
Standard Chartered Bank	12/21/22	USD	3,643	HKD	28,545	1	—
Bank of America, N.A.	12/21/22	USD	88,987	JPY	12,743,679	82	—
Bank of America, N.A.	12/21/22	USD	62,172	JPY	8,912,499	—	(4)
UBS AG	12/21/22	USD	39,496	JPY	5,663,857	—	(17)
JPMorgan Chase Bank, N.A.	12/21/22	USD	31,543	JPY	4,464,802	395	—
BNP Paribas	12/21/22	USD	18,720	JPY	2,679,964	23	—
State Street Bank & Trust Co.	12/21/22	USD	25,520	KRW	35,041,795	943	—
JPMorgan Chase Bank, N.A.	12/21/22	USD	964	SEK	10,330	28	—
JPMorgan Chase Bank, N.A.	12/21/22	USD	25,397	SGD	35,764	467	—
						3,508	(40,968)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.
At September 30, 2022, the counterparties had deposited in segregated accounts cash of $1,400,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	13,240,706	52,133	—	13,292,839
Common Stocks—Other	1,648	110,734,511	80,077	110,816,236
Temporary Cash Investments	3,169,721	—	—	3,169,721
Total	16,412,075	110,786,644	80,077	127,278,796
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	3,508	—	3,508
Liabilities
Futures Contracts[1]	126,806	—	—	126,806
Forward Currency Contracts	—	40,968	—	40,968
Total	126,806	40,968	—	167,774
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.